Variable Annuity-2 Series

Account of Great-West Life &

Annuity Insurance

Company of New York

Annual Statement as of and for the year ended

December 31, 2020 and Report of Independent

Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 3, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period January 22, 2019 to December 31, 2019
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

BLACKROCK HIGH YIELD VI FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS I	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP INTERNATIONAL SERIES	December 31, 2020	For the period December 11, 2020 to December 31, 2020	For the period December 11, 2020 to December 31, 2020
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	N/A	For the period January 1, 2020 to December 11, 2020	For the period January 1, 2020 to December 11, 2020 and the year ended December 31, 2019
DELAWARE VIP REIT SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	December 31, 2020	For the period January 8, 2020 to December 31, 2020	For the period January 8, 2020 to December 31, 2020
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	December 31, 2020	For the period February 24, 2020 to December 31, 2020	For the period Feburary 24, 2020 to December 31, 2020
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
DWS CAPITAL GROWTH VIP	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FEDERATED HERMES HIGH INCOME BOND FUND II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FRANKLIN INCOME VIP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST BOND INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST CORE BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GLOBAL BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST HIGH YIELD BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST INVESCO SMALL CAP VALUE FUND	N/A	For the period January 1, 2020 to October 23, 2020	For the period January 1, 2020 to October 23, 2020 and for the year ended December 31, 2019
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period October 28, 2019 to December 31, 2019
GREAT-WEST LARGE CAP VALUE FUND	N/A	N/A	For the period January 1, 2019 to October 28, 2019
GREAT-WEST LIFETIME 2020 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2025 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2030 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2035 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST LIFETIME 2040 FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MID CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P 500® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period January 9, 2019 to December 31, 2019
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
IVY VIP ENERGY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
MFS VIT II INTERNATIONAL GROWTH PORTFOLIO	N/A	N/A	For the period June 6, 2019 to June 20, 2019
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT EQUITY INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INCOME FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT RESEARCH FUND	December 31, 2020	For the year ended December 31, 2020	For the year ended December 31, 2020 and for the period June 3, 2019 to December 31, 2019
PUTNAM VT SMALL CAP GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$246,198	$199,633	$112,775	$290,044	$120,487	$180,180
Receivable Units of the Account Sold
Receivable for policy-related transactions						0
Receivable from the General Account

Total assets	246,198	199,633	112,775	290,044	120,487	180,180

LIABILITIES:
Payable on Units of the Account	9	7	4	9	5	8
Other payables	8	7	3	10	5	8
Payable to the General Account

Total liabilities	17	14	7	19	10	16

NET ASSETS	$246,181	$199,619	$112,768	$290,025	$120,477	$180,164

NET ASSETS REPRESENTED BY:
Accumulation units	$246,181	$199,619	$112,768	$290,025	$120,477	$180,164

ACCUMULATION UNITS OUTSTANDING	1,070	756	659	2,452	14,361	11,664

UNIT VALUE (ACCUMULATION)	$230.17	263.95	171.04	118.28	8.39	15.45

(1) Cost of investments:	$246,198	199,633	112,775	290,044	120,487	180,180
Shares of investments:	2,463	2,137	3,393	6,477	18,451	12,299

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
ASSETS:
Investments at fair value (1)	$475,284	$483,459	$354,048	$218,723	$867,300	$1,435,445
Receivable Units of the Account Sold				0
Receivable for policy-related transactions		0	0		0
Receivable from the General Account

Total assets	475,284	483,459	354,048	218,723	867,300	1,435,445

LIABILITIES:
Payable on Units of the Account	4	13	12	6	24	38
Other payables	4	12	12	6	24	38
Payable to the General Account

Total liabilities	8	25	24	12	48	76

NET ASSETS	$475,276	$483,434	$354,024	$218,710	$867,251	$1,435,368

NET ASSETS REPRESENTED BY:
Accumulation units	$475,276	$483,434	$354,024	$218,710	$867,251	$1,435,368

ACCUMULATION UNITS OUTSTANDING	40,995	34,040	26,188	18,312	61,783	78,913

UNIT VALUE (ACCUMULATION)	11.59	14.20	13.52	11.94	14.04	18.19

(1) Cost of investments:	475,284	483,459	354,048	218,723	867,300	1,435,445
Shares of investments:	42,857	23,503	31,640	15,556	53,046	12,244

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$629,148	$767,719	$549,455	$1,172,435	$1,004,798	$157,084
Receivable Units of the Account Sold
Receivable for policy-related transactions				0	4,097	0
Receivable from the General Account

Total assets	629,148	767,719	549,455	1,172,435	1,008,895	157,084

LIABILITIES:
Payable on Units of the Account	19	16	16	33	21	3
Other payables	19	16	15	32	21	3
Payable to the General Account

Total liabilities	38	32	31	65	42	6

NET ASSETS	$629,110	$767,686	$549,424	$1,172,370	$1,008,853	$157,077

NET ASSETS REPRESENTED BY:
Accumulation units	$629,110	$767,686	$549,424	$1,172,370	$1,008,853	$157,077

ACCUMULATION UNITS OUTSTANDING	47,925	54,955	32,144	83,771	79,056	4,364

UNIT VALUE (ACCUMULATION)	13.13	13.97	17.09	13.99	12.76	35.99

(1) Cost of investments:	629,148	767,719	549,455	1,172,435	1,008,895	157,084
Shares of investments:	11,653	33,020	17,702	71,973	133,086	4,627

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
ASSETS:
Investments at fair value (1)	$9,630	$77,421	$646,398	$102,662	$798,031	$763,126
Receivable Units of the Account Sold
Receivable for policy-related transactions		0	0		0
Receivable from the General Account

Total assets	9,630	77,421	646,398	102,662	798,031	763,126

LIABILITIES:
Payable on Units of the Account	1	3	17	3	17	22
Other payables	1	2	17	3	17	22
Payable to the General Account

Total liabilities	2	5	34	6	34	44

NET ASSETS	$9,629	$77,416	$646,364	$102,656	$797,996	$763,081

NET ASSETS REPRESENTED BY:
Accumulation units	$9,629	$77,416	$646,364	$102,656	$797,996	$763,081

ACCUMULATION UNITS OUTSTANDING	108	829	34,220	7,473	36,860	14,894

UNIT VALUE (ACCUMULATION)	89.35	93.40	18.89	13.74	21.65	51.23

(1) Cost of investments:	9,630	77,421	646,398	102,662	798,031	763,126
Shares of investments:	204	2,170	17,246	4,029	23,158	24,188

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
ASSETS:
Investments at fair value (1)	$34,201	$333,692	$39,401	$75,115	$198,095
Receivable Units of the Account Sold					0
Receivable for policy-related transactions		0
Receivable from the General Account

Total assets	34,201	333,692	39,401	75,115	198,095

LIABILITIES:
Payable on Units of the Account	1	11		3	7
Other payables	1	11		2	8
Payable to the General Account

Total liabilities	2	22		5	15

NET ASSETS	$34,199	$333,670	$39,401	$75,110	$198,080

NET ASSETS REPRESENTED BY:
Accumulation units	$34,199	$333,670	$39,401	$75,110	$198,080

ACCUMULATION UNITS OUTSTANDING	3,010	19,938	3,874	6,743	15,065

UNIT VALUE (ACCUMULATION)	11.36	16.74	10.17	11.14	13.15

(1) Cost of investments:	34,201	333,692	39,401	75,115	198,095
Shares of investments:	7,844	11,385	2,057	6,218	5,830

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$20,239	$170,311	$18,060	$21,135	$119,463	$5,611
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	20,239	170,311	18,060	21,135	119,463	5,611

LIABILITIES:
Payable on Units of the Account	0	2	0	0	1	0
Other payables	1	3	0	0	2	0
Payable to the General Account

Total liabilities	1	5	0	0	3	0

NET ASSETS	$20,238	$170,306	$18,060	$21,135	$119,460	$5,611

NET ASSETS REPRESENTED BY:
Accumulation units	$20,238	$170,306	$18,060	$21,135	$119,460	$5,611

ACCUMULATION UNITS OUTSTANDING	1,452	13,109	1,615	2,165	10,353	548

UNIT VALUE (ACCUMULATION)	13.94	12.99	11.18	9.76	11.54	10.23

(1) Cost of investments:	20,239	170,311	18,060	21,135	119,463	5,611
Shares of investments:	1,569	11,754	1,367	1,794	4,505	305

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO
ASSETS:
Investments at fair value (1)	$155,983	$209,681	$209,919	$203,134	$3,176,818	$10,199
Receivable Units of the Account Sold		0
Receivable for policy-related transactions	0	50
Receivable from the General Account

Total assets	155,983	209,732	209,919	203,134	3,176,818	10,199

LIABILITIES:
Payable on Units of the Account	4	7	6	7	35	1
Other payables	4	7	6	7	35	1
Payable to the General Account

Total liabilities	8	14	12	14	70	2

NET ASSETS	$155,975	$209,718	$209,907	$203,120	$3,176,748	$10,197

NET ASSETS REPRESENTED BY:
Accumulation units	$155,975	$209,718	$209,907	$203,120	$3,176,748	$10,197

ACCUMULATION UNITS OUTSTANDING	6,227	18,677	18,271	3,021	204,652	79

UNIT VALUE (ACCUMULATION)	25.05	11.23	11.49	67.24	15.52	129.79

(1) Cost of investments:	155,983	209,732	209,919	203,134	3,176,818	10,199
Shares of investments:	3,698	23,221	32,903	11,921	140,319	212

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$30,320	$33,190	$25,518	$63,931	$152,483	$262,078
Receivable Units of the Account Sold
Receivable for policy-related transactions			0
Receivable from the General Account

Total assets	30,320	33,190	25,518	63,931	152,483	262,078

LIABILITIES:
Payable on Units of the Account	1	1	1	2	5	8
Other payables	1	1	1	1	5	8
Payable to the General Account

Total liabilities	2	2	2	3	10	16

NET ASSETS	$30,317	$33,188	$25,517	$63,927	$152,473	$262,062

NET ASSETS REPRESENTED BY:
Accumulation units	$30,317	$33,188	$25,517	$63,927	$152,473	$262,062

ACCUMULATION UNITS OUTSTANDING	2,102	283	101	976	296	16,425

UNIT VALUE (ACCUMULATION)	14.42	117.46	251.82	65.52	514.95	15.96

(1) Cost of investments:	30,320	33,190	25,518	63,931	152,483	262,078
Shares of investments:	30,320	428	248	12,040	410	11,490

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
ASSETS:
Investments at fair value (1)	$14,041	$88,397	$76,543	$743,834	$75,379	$58,059
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	14,041	88,397	76,543	743,834	75,379	58,059

LIABILITIES:
Payable on Units of the Account	0	3	2	23	2	2
Other payables	1	3	2	23	2	2
Payable to the General Account

Total liabilities	1	6	4	46	4	4

NET ASSETS	$14,040	$88,391	$76,538	$743,787	$75,375	$58,056

NET ASSETS REPRESENTED BY:
Accumulation units	$14,040	$88,391	$76,538	$743,787	$75,375	$58,056

ACCUMULATION UNITS OUTSTANDING	372	1,756	5,920	61,164	7,422	3,325

UNIT VALUE (ACCUMULATION)	37.73	50.34	12.93	12.16	10.16	17.46

(1) Cost of investments:	14,041	88,397	76,543	743,834	75,379	58,059
Shares of investments:	996	3,333	5,079	48,145	8,002	2,873

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND
ASSETS:
Investments at fair value (1)	$78,447	$123,259	$612,936	$1,075,093	$606,119	$331,844
Receivable Units of the Account Sold				3,083	151
Receivable for policy-related transactions	0		0	0
Receivable from the General Account

Total assets	78,447	123,259	612,936	1,078,176	606,270	331,844

LIABILITIES:
Payable on Units of the Account	3	3	25	25	10	5
Other payables	3	3	25	3,108	161	6
Payable to the General Account			1,165

Total liabilities	6	6	1,215	3,133	171	11

NET ASSETS	$78,441	$123,253	$611,721	$1,075,042	$606,099	$331,833

NET ASSETS REPRESENTED BY:
Accumulation units	$78,441	$123,253	$611,721	$1,075,042	$606,099	$331,833

ACCUMULATION UNITS OUTSTANDING	5,744	8,695	51,300	92,804	50,869	26,943

UNIT VALUE (ACCUMULATION)	13.66	14.18	11.92	11.58	11.91	12.32

(1) Cost of investments:	78,447	123,259	612,936	1,078,176	606,270	331,844
Shares of investments:	12,354	10,280	40,538	109,146	73,026	28,731

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$55,090	$388,123	$3,744,012	$622,040	$30,033	$182,228
Receivable Units of the Account Sold
Receivable for policy-related transactions				0
Receivable from the General Account

Total assets	55,090	388,123	3,744,012	622,040	30,033	182,228

LIABILITIES:
Payable on Units of the Account	0	10	69	19	0	4
Other payables	1	10	69	19	1	4
Payable to the General Account

Total liabilities	1	20	138	38	1	8

NET ASSETS	$55,089	$388,102	$3,743,874	$622,001	$30,032	$182,220

NET ASSETS REPRESENTED BY:
Accumulation units	$55,089	$388,102	$3,743,874	$622,001	$30,032	$182,220

ACCUMULATION UNITS OUTSTANDING	4,644	37,487	374,192	47,175	2,677	11,490

UNIT VALUE (ACCUMULATION)	11.86	10.35	10.01	13.18	11.22	15.86

(1) Cost of investments:	55,090	388,123	3,744,012	622,040	30,033	182,228
Shares of investments:	4,999	46,041	3,744,012	74,407	2,871	11,340

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND
ASSETS:
Investments at fair value (1)	$824,166	$335,350	$720,147	$647,437	$311,326
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	824,166	335,350	720,147	647,437	311,326

LIABILITIES:
Payable on Units of the Account	14	9	22	18	9
Other payables	14	10	22	17	9
Payable to the General Account

Total liabilities	28	19	44	35	18

NET ASSETS	$824,137	$335,331	$720,103	$647,402	$311,308

NET ASSETS REPRESENTED BY:
Accumulation units	$824,137	$335,331	$720,103	$647,402	$311,308

ACCUMULATION UNITS OUTSTANDING	60,074	23,499	29,328	59,244	22,673

UNIT VALUE (ACCUMULATION)	13.72	14.27	24.55	10.93	13.73

(1) Cost of investments:	824,166	335,350	720,147	647,437	311,326
Shares of investments:	65,933	27,876	70,327	29,349	26,908

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND CLASS L
ASSETS:
Investments at fair value (1)	$631,523	$446,534	$689,905	$10,121	$227,790	$13,521,850
Receivable Units of the Account Sold						35,418
Receivable for policy-related transactions	0	0			0	0
Receivable from the General Account

Total assets	631,523	446,534	689,905	10,121	227,790	13,557,268

LIABILITIES:
Payable on Units of the Account	19	13	15	1	8	395
Other payables	19	13	14	0	7	35,813
Payable to the General Account

Total liabilities	38	26	29	1	15	36,208

NET ASSETS	$631,485	$446,508	$689,876	$10,120	$227,775	$13,521,060

NET ASSETS REPRESENTED BY:
Accumulation units	$631,485	$446,508	$689,876	$10,120	$227,775	$13,521,060

ACCUMULATION UNITS OUTSTANDING	44,688	30,397	44,985	652	17,414	1,075,431

UNIT VALUE (ACCUMULATION)	14.13	14.69	15.34	15.53	13.08	12.57

(1) Cost of investments:	631,523	446,534	689,905	10,121	227,790	13,557,268
Shares of investments:	40,743	37,398	45,478	851	18,311	1,196,624

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND
ASSETS:
Investments at fair value (1)	$5,653,598	$1,009,052	$3,120,669	$1,543,920	$884,270	$309,580
Receivable Units of the Account Sold	8,902		8,284	794
Receivable for policy-related transactions	0	0	0		0
Receivable from the General Account

Total assets	5,662,500	1,009,052	3,128,953	1,544,714	884,270	309,580

LIABILITIES:
Payable on Units of the Account	164	15	54	28	22	9
Other payables	9,065	14	8,337	822	23	9
Payable to the General Account

Total liabilities	9,229	29	8,391	850	45	18

NET ASSETS	$5,653,271	$1,009,023	$3,120,563	$1,543,863	$884,225	$309,562

NET ASSETS REPRESENTED BY:
Accumulation units	$5,653,271	$1,009,023	$3,120,563	$1,543,863	$884,225	$309,562

ACCUMULATION UNITS OUTSTANDING	445,746	75,846	255,202	125,132	67,106	27,596

UNIT VALUE (ACCUMULATION)	12.68	13.30	12.23	12.34	13.18	11.22

(1) Cost of investments:	5,662,500	1,009,052	3,128,953	1,544,714	884,270	309,580
Shares of investments:	799,660	132,075	308,062	172,505	60,691	28,506

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND
ASSETS:
Investments at fair value (1)	$12,200,069	$2,496,805	$2,461,901	$22,304,330	$1,371,046	$110,719
Receivable Units of the Account Sold				56,973
Receivable for policy-related transactions	0	0	0	0
Receivable from the General Account

Total assets	12,200,069	2,496,805	2,461,901	22,361,303	1,371,046	110,719

LIABILITIES:
Payable on Units of the Account	216	56	49	611	25	3
Other payables	216	57	49	57,583	25	2
Payable to the General Account	1,869

Total liabilities	2,301	113	98	58,194	50	5

NET ASSETS	$12,197,767	$2,496,692	$2,461,803	$22,303,109	$1,370,995	$110,714

NET ASSETS REPRESENTED BY:
Accumulation units	$12,197,767	$2,496,692	$2,461,803	$22,303,109	$1,370,995	$110,714

ACCUMULATION UNITS OUTSTANDING	626,233	152,625	143,915	1,564,409	120,152	5,089

UNIT VALUE (ACCUMULATION)	19.48	16.36	17.11	14.26	11.41	21.76

(1) Cost of investments:	12,200,069	2,496,805	2,461,901	22,361,303	1,371,046	110,719
Shares of investments:	467,436	140,744	192,486	1,803,099	127,302	8,263

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
	(1)

ASSETS:
Investments at fair value (1)	$405,961	$1,256,659	$645,354	$145,951	$645,144	$17,288
Receivable Units of the Account Sold				0
Receivable for policy-related transactions	0
Receivable from the General Account

Total assets	405,961	1,256,659	645,354	145,951	645,144	17,288

LIABILITIES:
Payable on Units of the Account	3	27	9	4	14	1
Other payables	3	27	9	4	15	0
Payable to the General Account

Total liabilities	6	54	18	8	29	1

NET ASSETS	$405,955	$1,256,605	$645,335	$145,942	$645,114	$17,287

NET ASSETS REPRESENTED BY:
Accumulation units	$405,955	$1,256,605	$645,335	$145,942	$645,114	$17,287

ACCUMULATION UNITS OUTSTANDING	29,963	56,278	54,559	10,892	42,300	1,494
UNIT VALUE (ACCUMULATION)	11.64	22.33	11.83	13.40	15.25	11.57

(1) Cost of investments:	405,961	1,256,659	645,354	145,951	645,144	17,288
Shares of investments:	13,975	33,763	49,989	48,010	23,974	2,080

	(1) Fund name changed from Great-West Loomis Sayles Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$40,616	$676,080	$219,114	$13,448	$36,791	$1,663,381
Receivable Units of the Account Sold					0
Receivable for policy-related transactions
Receivable from the General Account

Total assets	40,616	676,080	219,114	13,448	36,791	1,663,381

LIABILITIES:
Payable on Units of the Account	1	10	3	0	1	23
Other payables	1	9	2	1	2	23
Payable to the General Account						1,664

Total liabilities	2	19	5	1	3	1,710

NET ASSETS	$40,614	$676,062	$219,109	$13,447	$36,788	$1,661,671

NET ASSETS REPRESENTED BY:
Accumulation units	$40,614	$676,062	$219,109	$13,447	$36,788	$1,661,671

ACCUMULATION UNITS OUTSTANDING	3,488	40,219	12,945	940	8,613	89,704

UNIT VALUE (ACCUMULATION)	11.64	16.81	16.93	14.30	4.27	18.52

(1) Cost of investments:	40,616	676,080	219,114	13,448	36,791	1,663,381
Shares of investments:	2,834	36,154	5,232	701	14,830	36,082

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,250,279	$1,107,953	$77,743	$34,823	$133,262	$58,942
Receivable Units of the Account Sold					0
Receivable for policy-related transactions			0
Receivable from the General Account

Total assets	1,250,279	1,107,953	77,743	34,823	133,262	58,942

LIABILITIES:
Payable on Units of the Account	32	17	2	1	3	1
Other payables	32	17	3	1	4	1
Payable to the General Account

Total liabilities	64	34	5	2	7	2

NET ASSETS	$1,250,214	$1,107,919	$77,738	$34,821	$133,255	$58,940

NET ASSETS REPRESENTED BY:
Accumulation units	$1,250,214	$1,107,919	$77,738	$34,821	$133,255	$58,940

ACCUMULATION UNITS OUTSTANDING	60,536	94,421	2,962	2,968	11,303	1,951

UNIT VALUE (ACCUMULATION)	20.65	11.73	26.25	11.73	12.03	30.21

(1) Cost of investments:	1,250,279	1,107,953	77,743	34,823	133,262	58,942
Shares of investments:	14,295	79,253	2,035	3,084	5,590	1,249

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
ASSETS:
Investments at fair value (1)	$2,227,580	$159,902	$101,169	$186,251	$6,381	$99,020
Receivable Units of the Account Sold
Receivable for policy-related transactions	0	0
Receivable from the General Account

Total assets	2,227,580	159,902	101,169	186,251	6,381	99,020

LIABILITIES:
Payable on Units of the Account	57	3	3	5	0	3
Other payables	57	3	2	5	0	2
Payable to the General Account

Total liabilities	114	6	5	10	0	5

NET ASSETS	$2,227,466	$159,896	$101,163	$186,241	$6,381	$99,015

NET ASSETS REPRESENTED BY:
Accumulation units	$2,227,466	$159,896	$101,163	$186,241	$6,381	$99,015

ACCUMULATION UNITS OUTSTANDING	76,255	9,577	7,826	10,647	437	12,235
UNIT VALUE (ACCUMULATION)	29.21	16.70	12.93	17.49	14.61	8.09

(1) Cost of investments:	2,227,580	159,902	101,169	186,251	6,381	99,020
Shares of investments:	76,418	2,821	9,635	6,051	433	16,153

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PUTNAM VT EQUITY INCOME FUND
ASSETS:
Investments at fair value (1)	$128,415	$383,770	$46,326	$77,466	$852,847	$56,078
Receivable Units of the Account Sold
Receivable for policy-related transactions	0	0		0
Receivable from the General Account

Total assets	128,415	383,770	46,326	77,466	852,847	56,078

LIABILITIES:
Payable on Units of the Account	4	7	1	1	15	2
Other payables	4	7	2	1	16	1
Payable to the General Account

Total liabilities	8	14	3	1	31	3

NET ASSETS	$128,407	$383,756	$46,323	$77,465	$852,816	$56,075

NET ASSETS REPRESENTED BY:
Accumulation units	$128,407	$383,756	$46,323	$77,465	$852,816	$56,075

ACCUMULATION UNITS OUTSTANDING	10,217	35,338	3,968	7,214	68,110	4,080

UNIT VALUE (ACCUMULATION)	12.57	10.86	11.67	10.74	12.52	13.74

(1) Cost of investments:	128,415	383,770	46,326	77,466	852,847	56,078
Shares of investments:	8,694	36,972	3,328	7,434	73,585	2,198

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND	PUTNAM VT INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$95,174	$31,518	$1,385,264	$48,054	$16,371	$12,700
Receivable Units of the Account Sold
Receivable for policy-related transactions
Receivable from the General Account

Total assets	95,174	31,518	1,385,264	48,054	16,371	12,700

LIABILITIES:
Payable on Units of the Account	3	1	40	2	0	0
Other payables	3	1	40	1	0	1
Payable to the General Account

Total liabilities	6	2	80	3	0	1

NET ASSETS	$95,168	$31,516	$1,385,184	$48,051	$16,370	$12,699

NET ASSETS REPRESENTED BY:
Accumulation units	$95,168	$31,516	$1,385,184	$48,051	$16,370	$12,699

ACCUMULATION UNITS OUTSTANDING	7,051	2,324	56,779	4,104	1,244	860

UNIT VALUE (ACCUMULATION)	13.50	13.56	24.40	11.71	13.16	14.77

(1) Cost of investments:	95,174	31,518	1,385,264	48,054	16,371	12,700
Shares of investments:	5,153	1,480	95,207	4,193	993	513

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI- CAP CORE FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$7,484	$82,316	$77,549	$6,178	$30,105	$147,247
Receivable Units of the Account Sold						0
Receivable for policy-related transactions						0
Receivable from the General Account

Total assets	7,484	82,316	77,549	6,178	30,105	147,247

LIABILITIES:
Payable on Units of the Account	0	3	3	0	1	4
Other payables	0	3	3	0	1	3
Payable to the General Account

Total liabilities	0	6	6	0	2	7

NET ASSETS	$7,484	$82,310	$77,543	$6,178	$30,104	$147,240

NET ASSETS REPRESENTED BY:
Accumulation units	$7,484	$82,310	$77,543	$6,178	$30,104	$147,240

ACCUMULATION UNITS OUTSTANDING	617	7,855	4,481	340	1,590	12,033

UNIT VALUE (ACCUMULATION)	12.13	10.48	17.30	18.17	18.94	12.24

(1) Cost of investments:	7,484	82,316	77,549	6,178	30,105	147,247
Shares of investments:	732	9,116	3,597	201	1,319	14,710

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP GLOBAL HARD ASSETS FUND
ASSETS:
Investments at fair value (1)	$5,533,051	$1,512,117	$213,854
Receivable Units of the Account Sold
Receivable for policy-related transactions		0
Receivable from the General Account

Total assets	5,533,051	1,512,117	213,854

LIABILITIES:
Payable on Units of the Account	122	42	5
Other payables	122	41	5
Payable to the General Account

Total liabilities	244	83	10

NET ASSETS	$5,532,807	$1,512,034	$213,844

NET ASSETS REPRESENTED BY:
Accumulation units	$5,532,807	$1,512,034	$213,844

ACCUMULATION UNITS OUTSTANDING	235,166	72,975	24,214

UNIT VALUE (ACCUMULATION)	23.53	20.72	8.83

(1) Cost of investments:	5,533,051	1,512,117	213,854
Shares of investments:	114,131	26,089	9,924

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$283	$0	$2,419	$3,417	$18,782
EXPENSES:
Mortality and expense risk	2,022	1,470	799	2,093	1,744	1,902

NET INVESTMENT INCOME (LOSS)	(2,022)	(1,186)	(799)	326	1,673	16,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	875	375	86	265	(53,647)	20,400
Realized gain distributions	31,426	25,339	12,178	16,229	—	2,659

Net realized gain (loss) on investments	32,302	25,714	12,264	16,494	(53,647)	23,058

Change in net unrealized appreciation (depreciation) on investments	39,795	53,906	31,931	97,300	(33,952)	9,269

Net realized and unrealized gain (loss) on investments	72,096	79,620	44,195	113,794	(87,599)	32,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,074	$78,433	$43,396	$114,120	$(85,926)	$49,208

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND
INVESTMENT INCOME:
Dividends	$3,994	$7,512	$8,550	$3,078	$8,245	$2,143
EXPENSES:
Mortality and expense risk	1,057	3,643	3,639	1,445	5,998	8,591

NET INVESTMENT INCOME (LOSS)	2,937	3,870	4,910	1,632	2,247	(6,447)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(1,008)	(18,383)	(28,020)	4,527	(22,785)	2,961
Realized gain distributions	—	—	11,369	2,390	18,565	24,945

Net realized gain (loss) on investments	(1,008)	(18,383)	(16,651)	6,917	(4,220)	27,906

Change in net unrealized appreciation (depreciation) on investments	14,537	11,499	(29,101)	38,118	74,566	451,713

Net realized and unrealized gain (loss) on investments	13,529	(6,884)	(45,752)	45,035	70,345	479,619

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,466	$(3,014)	$(40,842)	$46,667	$72,593	$473,172

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH-INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$6,290	$2,901	$177	$13,406	$51,301	$81
EXPENSES:
Mortality and expense risk	4,364	4,333	3,538	8,448	6,363	727

NET INVESTMENT INCOME (LOSS)	1,926	(1,432)	(3,362)	4,959	44,938	(646)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(2,074)	(4,696)	(942)	12,943	(22,776)	2,575
Realized gain distributions	13,034	—	4,945	65,538	—	12,949

Net realized gain (loss) on investments	10,960	(4,696)	4,002	78,480	(22,776)	15,524

Change in net unrealized appreciation (depreciation) on investments	50,868	113,251	120,192	105,498	15,858	50,755

Net realized and unrealized gain (loss) on investments	61,828	108,556	124,194	183,978	(6,918)	66,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,754	$107,123	$120,833	$188,937	$38,020	$65,633

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
INVESTMENT INCOME:
Dividends	$88	$499	$90	$34	$0	$0
EXPENSES:
Mortality and expense risk	83	651	4,013	840	4,139	5,524

NET INVESTMENT INCOME (LOSS)	4	(152)	(3,923)	(807)	(4,139)	(5,524)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	5	454	6,199	(4,093)	(7,402)	(415)
Realized gain distributions	95	4,683	23,126	1,212	55,282	44,755

Net realized gain (loss) on investments	100	5,137	29,325	(2,881)	47,880	44,340

Change in net unrealized appreciation (depreciation) on investments	1,659	9,395	113,044	8,564	167,724	195,537

Net realized and unrealized gain (loss) on investments	1,759	14,532	142,369	5,683	215,604	239,877

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,763	$14,380	$138,445	$4,877	$211,465	$234,353

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES	DELAWARE VIP SMALL CAP VALUE SERIES
			(1)	(2)
INVESTMENT INCOME:
Dividends	$1,092	$1,751	$0	$822	$1,458	$2,688
EXPENSES:
Mortality and expense risk	286	3,070	0	322	810	2,373

NET INVESTMENT INCOME (LOSS)	806	(1,319)	0	499	649	316

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(95)	(5,834)	(17)	1,418	(4,504)	(44,471)
Realized gain distributions	—	6,571	—	1,994	4,650	15,328

Net realized gain (loss) on investments	(95)	736	(17)	3,412	146	(29,144)

Change in net unrealized appreciation (depreciation) on investments	1,027	55,870	679	(2,561)	(17,933)	(11,900)

Net realized and unrealized gain (loss) on investments	932	56,606	662	851	(17,787)	(41,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,737	$55,288	$662	$1,350	$(17,139)	$(40,728)

	(1) For the period of December 11, 2020 to December 31, 2020 (2) For the period of January 01, 2020 to December 11, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	(1)	(2)
INVESTMENT INCOME:
Dividends	$308	$1,765	$349	$468	$2,443	$83
EXPENSES:
Mortality and expense risk	65	509	86	94	373	263

NET INVESTMENT INCOME (LOSS)	243	1,256	264	375	2,071	(180)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(30)	378	(50)	(119)	(4,555)	(22,590)
Realized gain distributions	47	1,909	308	—	—	—

Net realized gain (loss) on investments	17	2,287	258	(119)	(4,555)	(22,590)

Change in net unrealized appreciation (depreciation) on investments	1,870	13,143	1,166	(279)	8,275	(6,985)

Net realized and unrealized gain (loss) on investments	1,887	15,430	1,424	(398)	3,720	(29,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,130	$16,687	$1,687	$(24)	$5,791	$(29,755)

	(1) For the period of January 08, 2020 to December 31, 2020 (2) For the period of February 24, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING-RATE INCOME FUND	FEDERATED HERMES HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO
INVESTMENT INCOME:
Dividends	$338	$9,315	$15,368	$2,785	$34,365	$22
EXPENSES:
Mortality and expense risk	914	2,618	2,272	1,706	8,682	88

NET INVESTMENT INCOME (LOSS)	(576)	6,697	13,096	1,080	25,683	(66)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(31)	(26,739)	(27,123)	(371)	1,232	14
Realized gain distributions	8,500	—	—	2,413	35,419	44

Net realized gain (loss) on investments	8,468	(26,739)	(27,123)	2,042	36,651	58

Change in net unrealized appreciation (depreciation) on investments	34,512	1,712	(113)	20,963	500,071	2,288

Net realized and unrealized gain (loss) on investments	42,981	(25,027)	(27,236)	23,005	536,722	2,346

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,405	$(18,330)	$(14,140)	$24,085	$562,405	$2,279

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
INVESTMENT INCOME:
Dividends	$99	$4	$15	$3,073	$2,330	$334
EXPENSES:
Mortality and expense risk	325	246	207	633	1,345	1,955

NET INVESTMENT INCOME (LOSS)	(227)	(242)	(192)	2,440	985	(1,621)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(105)	1,317	256	(443)	1,931	8,204
Realized gain distributions	—	1,502	1,922	—	431	8,120

Net realized gain (loss) on investments	(105)	2,819	2,177	(443)	2,362	16,324

Change in net unrealized appreciation (depreciation) on investments	0	10,227	5,607	(1,171)	18,281	30,180

Net realized and unrealized gain (loss) on investments	(104)	13,046	7,784	(1,614)	20,643	46,504

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(331)	$12,804	$7,592	$825	$21,629	$44,884

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
INVESTMENT INCOME:
Dividends	$300	$342	$1,131	$43,135	$1,269	$343
EXPENSES:
Mortality and expense risk	143	772	714	7,046	602	700

NET INVESTMENT INCOME (LOSS)	158	(430)	417	36,089	667	(356)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(32)	(143)	247	(29,849)	(34)	(19,638)
Realized gain distributions	5	335	2,701	621	—	2,304

Net realized gain (loss) on investments	(27)	192	2,948	(29,228)	(34)	(17,334)

Change in net unrealized appreciation (depreciation) on investments	895	11,098	1,106	(37,786)	4,654	17,658

Net realized and unrealized gain (loss) on investments	867	11,290	4,054	(67,013)	4,620	324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,025	$10,860	$4,471	$(30,925)	$5,287	$(32)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND
INVESTMENT INCOME:
Dividends	$1,297	$2,742	$14,566	$8,356	$11,767	$7,494
EXPENSES:
Mortality and expense risk	1,284	824	6,471	6,849	2,710	614

NET INVESTMENT INCOME (LOSS)	14	1,918	8,095	1,507	9,057	6,881

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(64,879)	(24,615)	30,377	(3,793)	(793)	254
Realized gain distributions	2,673	2,591	8,172	4,164	3,598	1,648

Net realized gain (loss) on investments	(62,206)	(22,024)	38,549	372	2,805	1,902

Change in net unrealized appreciation (depreciation) on investments	45,026	24,115	(6,584)	63,911	32,363	7,920

Net realized and unrealized gain (loss) on investments	(17,180)	2,091	31,965	64,282	35,168	9,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,166)	$4,009	$40,060	$65,789	$44,225	$16,703

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST HIGH YIELD BOND FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND
INVESTMENT INCOME:
Dividends	$989	$3,986	$12,270	$22,426	$293	$(0)
EXPENSES:
Mortality and expense risk	110	2,937	18,732	5,635	155	1,010

NET INVESTMENT INCOME (LOSS)	878	1,049	(6,463)	16,791	138	(1,010)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	97	(1,124)	(5,872)	(46,986)	22	(63)
Realized gain distributions	—	—	—	—	297	1,591

Net realized gain (loss) on investments	97	(1,124)	(5,872)	(46,986)	319	1,528

Change in net unrealized appreciation (depreciation) on investments	4,870	18,881	(42)	51,955	1,383	35,784

Net realized and unrealized gain (loss) on investments	4,966	17,756	(5,915)	4,968	1,702	37,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,845	$18,805	$(12,377)	$21,759	$1,840	$36,303

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND
			(1)
INVESTMENT INCOME:
Dividends	$12,539	$2,946	$624	$14,917	$402	$5,636
EXPENSES:
Mortality and expense risk	5,213	2,932	1,863	4,540	4,980	2,494

NET INVESTMENT INCOME (LOSS)	7,326	15	(1,239)	10,377	(4,578)	3,142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(494)	(56,657)	(51,261)	9,055	(789)	(1,024)
Realized gain distributions	7,235	4,048	—	159,381	10,738	8,558

Net realized gain (loss) on investments	6,741	(52,609)	(51,261)	168,436	9,949	7,534

Change in net unrealized appreciation (depreciation) on investments	13,421	49,772	9,516	47,279	9,565	17,584

Net realized and unrealized gain (loss) on investments	20,162	(2,837)	(41,745)	215,715	19,514	25,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,489	$(2,822)	$(42,984)	$226,092	$14,936	$28,260

	(1) For the period January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$10,643	$8,091	$11,159	$223	$1,616
EXPENSES:
Mortality and expense risk	4,922	3,473	2,431	178	2,183

NET INVESTMENT INCOME (LOSS)	5,721	4,618	8,729	46	(567)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(1,726)	(1,564)	(1,484)	283	(10,039)
Realized gain distributions	16,070	16,031	24,905	839	141

Net realized gain (loss) on investments	14,345	14,466	23,420	1,122	(9,898)

Change in net unrealized appreciation (depreciation) on investments	41,479	26,143	58,031	683	(1,153)

Net realized and unrealized gain (loss) on investments	55,824	40,610	81,451	1,805	(11,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$61,545	$45,228	$90,180	$1,851	$(11,618)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI- SECTOR BOND FUND
INVESTMENT INCOME:
Dividends	$114,153	$78,127	$21,165	$17,936	$17,639	$27,150
EXPENSES:
Mortality and expense risk	107,139	44,065	5,293	15,221	8,881	6,636

NET INVESTMENT INCOME (LOSS)	7,014	34,062	15,872	2,715	8,758	20,513

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(145,537)	(74,089)	(101,644)	(36,773)	(2,961)	1,723
Realized gain distributions	139,852	94,183	62,707	33,280	18,615	4,517

Net realized gain (loss) on investments	(5,684)	20,095	(38,936)	(3,493)	15,654	6,240

Change in net unrealized appreciation (depreciation) on investments	1,141,832	460,095	121,019	269,739	167,799	29,793

Net realized and unrealized gain (loss) on investments	1,136,148	480,189	82,083	266,246	183,454	36,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,143,162	$514,252	$97,954	$268,961	$192,212	$56,546

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST SECUREFOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND
INVESTMENT INCOME:
Dividends	$5,450	$76,359	$21,161	$30,429	$408,599	$23,502
EXPENSES:
Mortality and expense risk	3,024	61,344	16,615	14,567	173,456	4,767

NET INVESTMENT INCOME (LOSS)	2,426	15,015	4,546	15,862	235,143	18,735

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(38,024)	125,455	(73,984)	(156,118)	(10,447)	(135)
Realized gain distributions	—	858,246	116,441	125,154	921,732	4,116

Net realized gain (loss) on investments	(38,024)	983,701	42,457	(30,964)	911,285	3,981

Change in net unrealized appreciation (depreciation) on investments	(45,470)	734,734	139,763	177,408	1,271,200	26,417

Net realized and unrealized gain (loss) on investments	(83,494)	1,718,435	182,220	146,444	2,182,485	30,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(81,068)	$1,733,450	$186,766	$162,307	$2,417,628	$49,133

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST SMALL CAP VALUE FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
		(1)
INVESTMENT INCOME:
Dividends	$6,507	$0	$12	$6,708	$850	$1,913
EXPENSES:
Mortality and expense risk	810	988	6,229	3,675	1,124	4,061

NET INVESTMENT INCOME (LOSS)	5,697	(988)	(6,217)	3,033	(274)	(2,148)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(22,034)	(15,781)	4,624	33,979	1,243	(69,731)
Realized gain distributions	4,346	296	33,477	605	1,785	7,628

Net realized gain (loss) on investments	(17,688)	(15,485)	38,101	34,584	3,029	(62,103)

Change in net unrealized appreciation (depreciation) on investments	29,375	44,377	199,093	13,113	22,055	126,167

Net realized and unrealized gain (loss) on investments	11,687	28,893	237,194	47,697	25,084	64,064

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,384	$27,905	$230,977	$50,730	$24,810	$61,916

	(1) Fund name changed from Great-West Loomis Sayles Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND
INVESTMENT INCOME:
Dividends	$493	$1,858	$11,773	$4,080	$3	$787
EXPENSES:
Mortality and expense risk	152	270	2,667	667	88	554

NET INVESTMENT INCOME (LOSS)	341	1,588	9,106	3,412	(85)	233

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(0)	(122)	(14,817)	(132)	(53)	(53,204)
Realized gain distributions	—	1,132	9,938	4,447	1,005	—

Net realized gain (loss) on investments	(0)	1,010	(4,879)	4,315	952	(53,204)

Change in net unrealized appreciation (depreciation) on investments	972	(8,861)	(2,763)	17,726	1,853	(5,520)

Net realized and unrealized gain (loss) on investments	972	(7,851)	(7,642)	22,042	2,805	(58,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,313	$(6,263)	$1,464	$25,454	$2,720	$(58,491)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
INVESTMENT INCOME:
Dividends	$34,507	$450	$18,066	$870	$1,103	$711
EXPENSES:
Mortality and expense risk	6,059	8,672	4,674	640	322	712

NET INVESTMENT INCOME (LOSS)	28,448	(8,222)	13,392	230	781	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	57,964	(16,146)	(1,514)	(473)	(687)	(4,917)
Realized gain distributions	16,105	76,312	—	—	—	6,944

Net realized gain (loss) on investments	74,069	60,166	(1,514)	(473)	(687)	2,027

Change in net unrealized appreciation (depreciation) on investments	99,177	114,573	41,361	10,194	(136)	47,857

Net realized and unrealized gain (loss) on investments	173,246	174,739	39,847	9,722	(823)	49,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,694	$166,517	$53,239	$9,952	$(42)	$49,882

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND
INVESTMENT INCOME:
Dividends	$(0)	$0	$2,214	$542	$603	$86
EXPENSES:
Mortality and expense risk	168	13,926	822	770	1,209	53

NET INVESTMENT INCOME (LOSS)	(168)	(13,926)	1,392	(228)	(606)	33

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	1	46,122	(5,162)	(7,241)	(444)	(7)
Realized gain distributions	5,225	—	8,273	7,011	6,633	—

Net realized gain (loss) on investments	5,226	46,122	3,112	(230)	6,189	(7)

Change in net unrealized appreciation (depreciation) on investments	19,529	619,027	12,112	(2,256)	22,823	624

Net realized and unrealized gain (loss) on investments	24,755	665,149	15,224	(2,486)	29,012	617

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,587	$651,223	$16,616	$(2,714)	$28,406	$650

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO
INVESTMENT INCOME:
Dividends	$5,455	$1,971	$3,722	$607	$937	$16,544
EXPENSES:
Mortality and expense risk	738	1,113	2,684	396	315	5,914

NET INVESTMENT INCOME (LOSS)	4,717	859	1,038	211	622	10,630

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(2,901)	2,900	(1,654)	(83)	(982)	5,105
Realized gain distributions	—	1,175	—	—	—	9,099

Net realized gain (loss) on investments	(2,901)	4,075	(1,654)	(83)	(982)	14,204

Change in net unrealized appreciation (depreciation) on investments	(3,036)	5,872	6,472	4,206	738	33,780

Net realized and unrealized gain (loss) on investments	(5,937)	9,947	4,818	4,123	(244)	47,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,220)	$10,805	$5,857	$4,334	$378	$58,614

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND
INVESTMENT INCOME:
Dividends	$830	$1,559	$46	$527	$2,336	$305
EXPENSES:
Mortality and expense risk	432	756	242	10,533	521	109

NET INVESTMENT INCOME (LOSS)	398	803	(196)	(10,006)	1,814	196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(174)	(217)	(54)	27,472	1,145	(1,664)
Realized gain distributions	3,341	1,609	232	74,459	433	—

Net realized gain (loss) on investments	3,167	1,392	178	101,932	1,578	(1,664)

Change in net unrealized appreciation (depreciation) on investments	(1,130)	7,214	2,439	268,735	(1,292)	(2,092)

Net realized and unrealized gain (loss) on investments	2,038	8,606	2,617	370,667	286	(3,756)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,435	$9,409	$2,421	$360,661	$2,101	$(3,559)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT RESEARCH FUND	PUTNAM VT SMALL CAP GROWTH FUND
INVESTMENT INCOME:
Dividends	$4	$157	$7,434	$775	$33	$(0)
EXPENSES:
Mortality and expense risk	87	57	719	730	48	205

NET INVESTMENT INCOME (LOSS)	(83)	100	6,715	45	(15)	(205)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	(30)	(44)	(297)	2,317	(21)	47
Realized gain distributions	—	92	—	3,372	631	892

Net realized gain (loss) on investments	(30)	48	(297)	5,689	610	939

Change in net unrealized appreciation (depreciation) on investments	2,766	49	(8,733)	6,507	348	9,140

Net realized and unrealized gain (loss) on investments	2,736	96	(9,030)	12,196	958	10,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,653	$197	$(2,315)	$12,240	$943	$9,874

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP VALUE FUND	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	VAN ECK VIP GLOBAL HARD ASSETS FUND
INVESTMENT INCOME:
Dividends	$1,235	$(0)	$0	$1,055

EXPENSES:
Mortality and expense risk	1,057	28,096	10,103	1,378

NET INVESTMENT INCOME (LOSS)	178	(28,096)	(10,103)	(324)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,086	215,427	27,617	(46,962)
Realized gain distributions	—	180,078	84,878	—

Net realized gain (loss) on investments	2,086	395,505	112,494	(46,962)

Change in net unrealized appreciation (depreciation) on investments	5,579	928,035	241,916	50,676

Net realized and unrealized gain (loss) on investments	7,665	1,323,540	354,411	3,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,843	$1,295,444	$344,308	$3,390

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,022)	$(2,218)	$(1,186)	$(1,567)	$(799)	$(931)
Net realized gain (loss) on investments	32,302	20,435	25,714	2,750	12,264	7,730
Change in net unrealized appreciation (depreciation) on investments	39,795	24,212	53,906	23,569	31,931	8,672

Increase (decrease) in net assets resulting from operations	70,074	42,429	78,433	24,752	43,396	15,471

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	(32)	—	(7)	—	(303)	(189)
Net transfers	(13)	—	(11)	—	(6)	—
Contract maintenance charges	—	(31)	(7)	(12)	—	(13)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(45)	(31)	(25)	(12)	(309)	(202)

Total increase (decrease) in net assets	70,030	42,398	78,408	24,740	43,087	15,269

NET ASSETS:
Beginning of period	176,151	133,753	121,211	96,471	69,681	54,412

End of period	$246,181	$176,151	$199,619	$121,211	$112,768	$69,681

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	(0)	—	(0)	—	(2)	(2)

Net increase (decrease)	(0)	0	(0)	0	(2)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$326	$(2,325)	$1,673	$1,185	$16,880	$(2,228)
Net realized gain (loss) on investments	16,494	9,907	(53,647)	(565)	23,058	(807)
Change in net unrealized appreciation (depreciation) on investments	97,300	30,439	(33,952)	39,745	9,269	67,204

Increase (decrease) in net assets resulting from operations	114,120	38,021	(85,926)	40,365	49,208	64,169

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	32,707	0	19,034
Transfers for contract benefits and terminations	(7)	—	(4,431)	(1,452)	(2,515)	(72,849)
Net transfers	(15)	—	(67,064)	(750)	(50,160)	(10,070)
Contract maintenance charges	(5)	(11)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(27)	(11)	(71,495)	30,505	(52,675)	(63,885)

Total increase (decrease) in net assets	114,093	38,010	(157,421)	70,870	(3,467)	284

NET ASSETS:
Beginning of period	175,932	137,922	277,898	207,028	183,631	183,347

End of period	$290,025	$175,932	$120,477	$277,898	$180,164	$183,631

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	467	2,979	7,530	2,230
Units redeemed	(0)	—	(10,610)	(194)	(8,704)	(7,135)

Net increase (decrease)	(0)	0	(10,143)	2,785	(1,174)	(4,905)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,937	$2,432	$3,870	$3,897	$4,910	$4,119
Net realized gain (loss) on investments	(1,008)	1,410	(18,383)	47,981	(16,651)	28,434
Change in net unrealized appreciation (depreciation) on investments	14,537	12,376	11,499	56,339	(29,101)	75,474

Increase (decrease) in net assets resulting from operations	16,466	16,218	(3,014)	108,217	(40,842)	108,027

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	5,364	350	32,090	—	45,433
Transfers for contract benefits and terminations	(459)	(109,998)	(39,728)	(2,035)	(21,599)	(6,023)
Net transfers	320,667	1,779	6,053	5,208	(146,531)	16,791
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	320,209	(102,855)	(33,325)	35,263	(168,130)	56,201

Total increase (decrease) in net assets	336,675	(86,637)	(36,339)	143,480	(208,972)	164,228

NET ASSETS:
Beginning of period	138,601	225,238	519,773	376,293	562,996	398,768

End of period	$475,276	$138,601	$483,434	$519,773	$354,024	$562,996

CHANGES IN UNITS OUTSTANDING:
Units issued	28,437	698	5,239	3,389	5	5,180
Units redeemed	(337)	(10,439)	(7,822)	(157)	(15,275)	(496)

Net increase (decrease)	28,099	(9,741)	(2,583)	3,232	(15,270)	4,684

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND		AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND		AMERICAN FUNDS IS GROWTH FUND
	2020	2019	2020	2019	2020	2019
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,632	$699	$2,247	$3,944	$(6,447)	$(4,374)
Net realized gain (loss) on investments	6,917	8,155	(4,220)	30,874	27,906	76,396
Change in net unrealized appreciation (depreciation) on investments	38,118	3,479	74,566	124,359	451,713	96,241

Increase (decrease) in net assets resulting from operations	46,667	12,333	72,593	159,177	473,172	168,263

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	33,795	100,050	3,405	—	366,952
Transfers for contract benefits and terminations	(20,327)	(12,018)	(36,770)	(3,471)	(23,975)	(10,966)
Net transfers	89,485	68,775	27,735	(282)	172,644	65,712
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	69,158	90,552	91,015	(348)	148,669	421,698

Total increase (decrease) in net assets	115,825	102,885	163,608	158,829	621,841	589,961

NET ASSETS:
Beginning of period	102,885	—	703,643	544,814	813,527	223,566

End of period	$218,710	$102,885	$867,251	$703,643	$1,435,368	$813,527

CHANGES IN UNITS OUTSTANDING:
Units issued	20,795	12,279	15,117	298	13,486	44,363
Units redeemed	(11,715)	(3,047)	(7,095)	(311)	(1,617)	(1,064)

Net increase (decrease)	9,080	9,232	8,021	(13)	11,869	43,299

	(1) For the period of January 22, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GROWTH- INCOME FUND		AMERICAN FUNDS IS INTERNATIONAL FUND		AMERICAN FUNDS IS NEW WORLD FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,926	$1,453	$(1,432)	$2,090	$(3,362)	$(1,249)
Net realized gain (loss) on investments	10,960	45,408	(4,696)	15,617	4,002	12,358
Change in net unrealized appreciation (depreciation) on investments	50,868	49,390	113,251	96,110	120,192	64,457

Increase (decrease) in net assets resulting from operations	63,754	96,251	107,123	113,817	120,833	75,566

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	17,495	100,000	458	100,000	47,510
Transfers for contract benefits and terminations	(7,942)	(5,445)	(6,648)	(20,494)	(4,618)	(4,437)
Net transfers	74,117	17,064	(58,931)	(5,827)	(23,901)	487
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	66,175	29,114	34,421	(25,863)	71,481	43,560

Total increase (decrease) in net assets	129,929	125,365	141,545	87,954	192,314	119,126

NET ASSETS:
Beginning of period	499,181	373,816	626,141	538,187	357,110	237,984

End of period	$629,110	$499,181	$767,686	$626,141	$549,424	$357,110

CHANGES IN UNITS OUTSTANDING:
Units issued	6,042	5,680	19,333	54	8,889	4,219
Units redeemed	(666)	(2,753)	(14,758)	(2,211)	(2,200)	(361)

Net increase (decrease)	5,376	2,927	4,575	(2,157)	6,690	3,858

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND		BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,959	$3,721	$44,938	$42,379	$(646)	$(784)
Net realized gain (loss) on investments	78,480	45,310	(22,776)	(614)	15,524	10,919
Change in net unrealized appreciation (depreciation) on investments	105,498	107,192	15,858	80,714	50,755	8,962

Increase (decrease) in net assets resulting from operations	188,937	156,223	38,020	122,479	65,633	19,097

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	520	288,371	—	—
Transfers for contract benefits and terminations	(2,857)	(4,220)	(124,563)	(23,469)	(5,799)	—
Net transfers	(222,851)	147,634	(113,437)	25,608	(4)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(225,708)	143,414	(237,480)	290,510	(5,803)	—

Total increase (decrease) in net assets	(36,771)	299,637	(199,460)	412,989	59,829	19,097

NET ASSETS:
Beginning of period	1,209,141	909,504	1,208,313	795,324	97,248	78,151

End of period	$1,172,370	$1,209,141	$1,008,853	$1,208,313	$157,077	$97,248

CHANGES IN UNITS OUTSTANDING:
Units issued	144	12,522	729	29,725	—	—
Units redeemed	(18,732)	(591)	(22,357)	(4,137)	(221)	—

Net increase (decrease)	(18,587)	11,931	(21,627)	25,588	(221)	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.		BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4	$2	$(152)	$(191)	$(3,923)	$(3,996)
Net realized gain (loss) on investments	100	246	5,137	6,835	29,325	24,756
Change in net unrealized appreciation (depreciation) on investments	1,659	1,682	9,395	7,307	113,044	81,278

Increase (decrease) in net assets resulting from operations	1,763	1,930	14,380	13,951	138,445	102,038

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	(0)	70,980
Transfers for contract benefits and terminations	(2)	—	(1,588)	(457)	(48,479)	(7,735)
Net transfers	0	—	(86)	—	93,582	(18,008)
Contract maintenance charges	(4)	(7)	—	(9)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(6)	(7)	(1,674)	(466)	45,103	45,237

Total increase (decrease) in net assets	1,758	1,923	12,706	13,485	183,549	147,275

NET ASSETS:
Beginning of period	7,871	5,948	64,710	51,225	462,815	315,540

End of period	$9,629	$7,871	$77,416	$64,710	$646,364	$462,815

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	8,701	10,377
Units redeemed	(0)	—	(23)	(7)	(6,078)	(6,906)

Net increase (decrease)	(0)	0	(23)	(7)	2,624	3,471

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(807)	$(978)	$(4,139)	$(6,046)	$(5,524)	$(6,113)
Net realized gain (loss) on investments	(2,881)	1,363	47,880	60,452	44,340	66,955
Change in net unrealized appreciation (depreciation) on investments	8,564	30,190	167,724	65,886	195,537	124,496

Increase (decrease) in net assets resulting from operations	4,877	30,575	211,465	120,292	234,353	185,338

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	180	31,763	—	—
Transfers for contract benefits and terminations	(4,015)	(5,115)	(19,223)	(95,655)	(3,143)	(2,136)
Net transfers	(23,374)	—	104,941	(28,037)	(42)	—
Contract maintenance charges	—	—	—	—	(21)	(185)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(27,389)	(5,115)	85,898	(91,929)	(3,206)	(2,321)

Total increase (decrease) in net assets	(22,512)	25,460	297,363	28,363	231,147	183,017

NET ASSETS:
Beginning of period	125,168	99,708	500,633	472,270	531,934	348,917

End of period	$102,656	$125,168	$797,996	$500,633	$763,081	$531,934

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	7,631	4,939	—	—
Units redeemed	(2,889)	(456)	(3,709)	(10,835)	(77)	(74)

Net increase (decrease)	(2,889)	(456)	3,921	(5,896)	(77)	(74)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND		DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP INTERNATIONAL SERIES
	2020	2019	2020	2019	2020
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$806	$763	$(1,319)	$(2,430)	$—
Net realized gain (loss) on investments	(95)	5	736	(2,417)	(17)
Change in net unrealized appreciation (depreciation) on investments	1,027	1,887	55,870	75,869	679

Increase (decrease) in net assets resulting from operations	1,737	2,655	55,288	71,022	662

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	0	120,114	—
Transfers for contract benefits and terminations	—	—	(30,415)	(65,040)	—
Net transfers	(3)	—	(143,211)	9,737	38,738
Contract maintenance charges	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(3)	—	(173,626)	64,811	38,738

Total increase (decrease) in net assets	1,735	2,655	(118,339)	135,833	39,401

NET ASSETS:
Beginning of period	32,464	29,809	452,009	316,176	—

End of period	$34,199	$32,464	$333,670	$452,009	$39,401

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	5,625	31,150	3,874
Units redeemed	—	—	(18,856)	(26,033)	—

Net increase (decrease)	0	0	(13,232)	5,117	3,874

	(1) For the period of December 11, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2020	2019	2020	2019	2020	2019
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$499	$2,542	$649	$1,773	$316	$(1,076)
Net realized gain (loss) on investments	3,412	(9,234)	146	(14,503)	(29,144)	15,813
Change in net unrealized appreciation (depreciation) on investments	(2,561)	12,095	(17,933)	46,490	(11,900)	60,516

Increase (decrease) in net assets resulting from operations	1,350	5,403	(17,139)	33,760	(40,728)	75,253

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	678	0	32,708
Transfers for contract benefits and terminations	(0)	—	(1,861)	(110)	(1,107)	—
Net transfers	(41,009)	(10,734)	(26,362)	(80,553)	(111,096)	(48,008)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(41,009)	(10,734)	(28,223)	(79,985)	(112,204)	(15,300)

Total increase (decrease) in net assets	(39,659)	(5,331)	(45,361)	(46,225)	(152,932)	59,953

NET ASSETS:
Beginning of period	39,657	44,988	120,471	166,696	351,012	291,059

End of period	$(2)	$39,657	$75,110	$120,471	$198,080	$351,012

CHANGES IN UNITS OUTSTANDING:
Units issued	8,642	10,702	—	62	14,055	3,031
Units redeemed	(12,006)	(11,768)	(2,861)	(7,161)	(24,791)	(2,952)

Net increase (decrease)	(3,364)	(1,066)	(2,861)	(7,099)	(10,737)	79

	(1) For the period of January 01, 2020 to December 11, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
	2020	2020	2020	2019
	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$243	$1,256	$264	$304
Net realized gain (loss) on investments	17	2,287	258	(2,231)
Change in net unrealized appreciation (depreciation) on investments	1,870	13,143	1,166	6,028

Increase (decrease) in net assets resulting from operations	2,130	16,687	1,687	4,101

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	656
Transfers for contract benefits and terminations	(753)	(8,325)	(41)	—
Net transfers	18,861	161,945	174	(10,352)
Contract maintenance charges	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	18,108	153,620	133	(9,696)

Total increase (decrease) in net assets	20,238	170,306	1,820	(5,595)

NET ASSETS:
Beginning of period	—	—	16,240	21,835

End of period	$20,238	$170,306	$18,060	$16,240

CHANGES IN UNITS OUTSTANDING:
Units issued	1,517	13,767	267	662
Units redeemed	(65)	(657)	(68)	(1,251)

Net increase (decrease)	1,452	13,109	199	(589)

	(1) For the period of January 8, 2020 to December 31, 2020 (2) For the period of February 24, 2020 to December 31, 2020

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO		DIMENSIONAL VA US LARGE VALUE PORTFOLIO		DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$375	$523	$2,071	$1,309	$(180)	$401
Net realized gain (loss) on investments	(119)	(1,550)	(4,555)	275	(22,590)	1,841
Change in net unrealized appreciation (depreciation) on investments	(279)	4,157	8,275	20,616	(6,985)	8,665

Increase (decrease) in net assets resulting from operations	(23)	3,130	5,791	22,200	(29,755)	10,907

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	460	—	—	—	—
Transfers for contract benefits and terminations	(41)	—	(119)	—	—	—
Net transfers	1,549	(6,103)	22,338	(30,818)	(44,815)	64,731
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	1,508	(5,643)	22,219	(30,818)	(44,815)	64,731

Total increase (decrease) in net assets	1,485	(2,513)	28,010	(8,618)	(74,570)	75,638

NET ASSETS:
Beginning of period	19,650	22,163	91,450	100,068	80,181	4,543

End of period	$21,135	$19,650	$119,460	$91,450	$5,611	$80,181

CHANGES IN UNITS OUTSTANDING:
Units issued	137	287	8,607	707	—	7,474
Units redeemed	(102)	(1,325)	(6,027)	(3,574)	(7,474)	—

Net increase (decrease)	35	(1,038)	2,580	(2,867)	(7,474)	7,474

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP		EATON VANCE VT FLOATING-RATE INCOME FUND		FEDERATED HERMES HIGH INCOME BOND FUND II
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(576)	$(848)	$6,697	$15,560	$13,096	$15,420
Net realized gain (loss) on investments	8,468	11,201	(26,739)	(941)	(27,123)	(2,173)
Change in net unrealized appreciation (depreciation) on investments	34,512	19,368	1,712	12,662	(113)	30,687

Increase (decrease) in net assets resulting from operations	42,405	29,721	(18,330)	27,281	(14,140)	43,934

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	71,362	400	2,157
Transfers for contract benefits and terminations	—	—	(71,598)	(31,156)	(111,277)	(9,451)
Net transfers	(7)	—	(181,083)	(36,728)	(82,228)	65,557
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(7)	—	(252,682)	3,478	(193,105)	58,263

Total increase (decrease) in net assets	42,397	29,721	(271,012)	30,759	(207,245)	102,197

NET ASSETS:
Beginning of period	113,578	83,857	480,730	449,971	417,152	314,955

End of period	$155,975	$113,578	$209,718	$480,730	$209,907	$417,152

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	94	7,350	73	7,983
Units redeemed	—	—	(24,576)	(6,978)	(19,736)	(2,360)

Net increase (decrease)	0	0	(24,482)	372	(19,663)	5,623

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,080	$934	$25,683	$23,570	$(66)	$(68)
Net realized gain (loss) on investments	2,042	7,007	36,651	84,858	58	808
Change in net unrealized appreciation (depreciation) on investments	20,963	18,324	500,071	305,232	2,288	1,078

Increase (decrease) in net assets resulting from operations	24,085	26,265	562,405	413,660	2,279	1,818

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	248,786	330,480	—	—
Transfers for contract benefits and terminations	(2,701)	(1,554)	(30,040)	(27,374)	(5)	—
Net transfers	(77)	—	(217)	290,043	(2)	—
Contract maintenance charges	(5)	(46)	—	—	—	(4)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(2,783)	(1,600)	218,529	593,149	(6)	(4)

Total increase (decrease) in net assets	21,302	24,665	780,934	1,006,809	2,273	1,814

NET ASSETS:
Beginning of period	181,818	157,153	2,395,814	1,389,005	7,924	6,110

End of period	$203,120	$181,818	$3,176,748	$2,395,814	$10,197	$7,924

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	19,022	60,730	—	—
Units redeemed	(48)	(29)	(2,195)	(7,427)	(0)	—

Net increase (decrease)	(48)	(29)	16,828	53,303	(0)	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(227)	$183	$(242)	$(249)	$(192)	$(189)
Net realized gain (loss) on investments	(105)	—	2,819	2,797	2,177	1,211
Change in net unrealized appreciation (depreciation) on investments	0	—	10,227	3,931	5,607	3,511

Increase (decrease) in net assets resulting from operations	(331)	183	12,804	6,479	7,592	4,533

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	(255)	(151)	(1,836)	(1,371)	(364)	(265)
Net transfers	(8)	—	(2)	—	(1)	—
Contract maintenance charges	—	(8)	—	—	(4)	(12)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(264)	(159)	(1,838)	(1,371)	(369)	(277)

Total increase (decrease) in net assets	(595)	24	10,966	5,108	7,223	4,256

NET ASSETS:
Beginning of period	30,912	30,888	22,222	17,114	18,294	14,038

End of period	$30,317	$30,912	$33,188	$22,222	$25,517	$18,294

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	(18)	(11)	(32)	(22)	(2)	(2)

Net increase (decrease)	(18)	(11)	(32)	(22)	(2)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,440	$2,317	$985	$703	$(1,621)	$(1,946)
Net realized gain (loss) on investments	(443)	(243)	2,362	3,020	16,324	2,430
Change in net unrealized appreciation (depreciation) on investments	(1,171)	5,504	18,281	26,719	30,180	61,474

Increase (decrease) in net assets resulting from operations	825	7,578	21,629	30,442	44,884	61,958

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	750	650
Transfers for contract benefits and terminations	(316)	(286)	(2,230)	(626)	(70,290)	(10,406)
Net transfers	(5)	—	(120)	—	28,435	11,662
Contract maintenance charges	(2)	(24)	(5)	(30)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(322)	(310)	(2,355)	(656)	(41,105)	1,906

Total increase (decrease) in net assets	503	7,268	19,274	29,786	3,778	63,864
NET ASSETS:
Beginning of period	63,424	56,156	133,199	103,413	258,284	194,420

End of period	$63,927	$63,424	$152,473	$133,199	$262,062	$258,284

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	4,623	1,053
Units redeemed	(5)	(5)	(5)	(1)	(7,724)	(864)

Net increase (decrease)	(5)	(5)	(5)	(1)	(3,100)	189

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$158	$170	$(430)	$259	$417	$304
Net realized gain (loss) on investments	(27)	4	192	2,525	2,948	3,158
Change in net unrealized appreciation (depreciation) on investments	895	808	11,098	13,211	1,106	10,556

Increase (decrease) in net assets resulting from operations	1,025	982	10,860	15,995	4,471	14,018

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	600	1,200
Transfers for contract benefits and terminations	(3)	(1)	—	—	(14,055)	(2,471)
Net transfers	(1)	—	(5)	—	(5)	—
Contract maintenance charges	(4)	(8)	(2)	(2)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(8)	(9)	(7)	(2)	(13,459)	(1,271)

Total increase (decrease) in net assets	1,018	973	10,853	15,993	(8,988)	12,747

NET ASSETS:
Beginning of period	13,022	12,049	77,538	61,545	85,526	72,779

End of period	$14,040	$13,022	$88,391	$77,538	$76,538	$85,526

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	52	109
Units redeemed	(0)	(1)	(0)	—	(1,178)	(217)

Net increase (decrease)	(0)	(1)	(0)	0	(1,126)	(108)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,089	$35,514	$667	$1,600	$(356)	$(305)
Net realized gain (loss) on investments	(29,228)	14,428	(34)	(39)	(17,334)	(1,540)
Change in net unrealized appreciation (depreciation) on investments	(37,786)	70,447	4,654	5,224	17,658	28,288

Increase (decrease) in net assets resulting from operations	(30,925)	120,389	5,287	6,785	(32)	26,443

CONTRACT TRANSACTIONS:
Proceeds from unit solds	400	18,503	—	—	—	—
Transfers for contract benefits and terminations	(54,469)	(12,772)	—	(169)	(17,983)	(26,064)
Net transfers	(108,644)	(11,866)	(25,879)	1,892	(45,227)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(162,713)	(6,135)	(25,879)	1,723	(63,210)	(26,064)

Total increase (decrease) in net assets	(193,638)	114,254	(20,591)	8,508	(63,242)	379

NET ASSETS:
Beginning of period	937,425	823,171	95,966	87,458	121,298	120,919

End of period	$743,787	$937,425	$75,375	$95,966	$58,056	$121,298

CHANGES IN UNITS OUTSTANDING:
Units issued	2,696	1,631	—	200	—	—
Units redeemed	(18,135)	(2,158)	(2,469)	(20)	(4,727)	(1,856)

Net increase (decrease)	(15,439)	(527)	(2,469)	180	(4,727)	(1,856)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14	$1,605	$1,918	$310	$8,095	$662
Net realized gain (loss) on investments	(62,206)	27,048	(22,024)	8,450	38,549	272
Change in net unrealized appreciation (depreciation) on investments	45,026	16,290	24,115	7,874	(6,584)	23,408

Increase (decrease) in net assets resulting from operations	(17,166)	44,943	4,009	16,634	40,060	24,342

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	4,001	—	5,752	—	30,590
Transfers for contract benefits and terminations	—	(1,501)	(5,276)	—	(226,514)	(3,808)
Net transfers	(134,791)	(1)	(3,441)	56,217	402,515	39,417
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	2,850	2,234

Increase (decrease) in net assets resulting from contract transactions	(134,791)	2,499	(8,717)	61,969	178,852	68,433

Total increase (decrease) in net assets	(151,958)	47,442	(4,708)	78,603	218,912	92,775

NET ASSETS:
Beginning of period	230,399	182,957	127,961	49,358	392,809	300,034

End of period	$78,441	$230,399	$123,253	$127,961	$611,721	$392,809

CHANGES IN UNITS OUTSTANDING:
Units issued	2,011	331	6,630	4,900	141,792	6,835
Units redeemed	(14,936)	(134)	(7,795)	(31)	(125,285)	(424)

Net increase (decrease)	(12,925)	197	(1,165)	4,869	16,507	6,411

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CORE BOND FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,507	$2,003	$9,057	$10,101	$6,881	$3,725
Net realized gain (loss) on investments	372	16,581	2,805	(9,955)	1,902	21
Change in net unrealized appreciation (depreciation) on investments	63,911	55,412	32,363	120,441	7,920	9,065

Increase (decrease) in net assets resulting from operations	65,789	73,996	44,225	120,587	16,703	12,811

CONTRACT TRANSACTIONS:
Proceeds from unit solds	61,896	101,056	—	—	—	—
Transfers for contract benefits and terminations	(19,240)	(12,113)	(9,752)	(385,769)	(815)	(3,592)
Net transfers	196,082	(166,373)	(31,396)	(644,481)	99,973	79,249
Contract maintenance charges	—	(9,132)	—	(622)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	238,737	(86,562)	(41,149)	(1,030,872)	99,158	75,657

Total increase (decrease) in net assets	304,526	(12,566)	3,077	(910,285)	115,860	88,468

NET ASSETS:
Beginning of period	770,516	783,082	603,022	1,513,307	215,973	127,505

End of period	$1,075,042	$770,516	$606,099	$603,022	$331,833	$215,973

CHANGES IN UNITS OUTSTANDING:
Units issued	—	4,132	23,792	9,774	10,236	7,633
Units redeemed	(3,566)	(101,338)	(2,079)	(18,080)	(1,813)	(749)

Net increase (decrease)	(3,566)	(97,206)	21,713	(8,306)	8,423	6,884

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST EMERGING MARKETS EQUITY FUND		GREAT-WEST GLOBAL BOND FUND		GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$878	$1	$1,049	$9,381	$(6,463)	$32,651
Net realized gain (loss) on investments	97	18	(1,124)	703	(5,872)	—
Change in net unrealized appreciation (depreciation) on investments	4,870	680	18,881	3,435	(42)	—

Increase (decrease) in net assets resulting from operations	5,845	699	18,805	13,519	(12,377)	32,651

CONTRACT TRANSACTIONS:
Proceeds from unit solds	14,517	—	36,293	10,605	1,927,110	606,800
Transfers for contract benefits and terminations	(1,611)	(134)	(2,609)	(108,116)	(2,195,525)	(477,962)
Net transfers	31,670	1,000	7,219	(8)	(603,241)	2,127,558
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	44,576	866	40,903	(97,519)	(871,656)	2,256,396

Total increase (decrease) in net assets	50,420	1,565	59,708	(84,000)	(884,033)	2,289,047

NET ASSETS:
Beginning of period	4,669	3,104	328,394	412,394	4,627,907	2,338,860

End of period	$55,089	$4,669	$388,102	$328,394	$3,743,874	$4,627,907

CHANGES IN UNITS OUTSTANDING:
Units issued	4,521	110	15,166	1,024	1,133,772	877,302
Units redeemed	(352)	(15)	(11,066)	(10,846)	(1,216,747)	(654,607)

Net increase (decrease)	4,169	95	4,099	(9,822)	(82,974)	222,695

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST HIGH YIELD BOND FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND		GREAT-WEST INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,791	$35,631	$138	$38	$(1,010)	$(1,310)
Net realized gain (loss) on investments	(46,986)	(2,159)	319	28	1,528	(6,032)
Change in net unrealized appreciation (depreciation) on investments	51,955	60,619	1,383	597	35,784	41,372

Increase (decrease) in net assets resulting from operations	21,759	94,091	1,840	663	36,303	34,030

CONTRACT TRANSACTIONS:
Proceeds from unit solds	0	162,017	18,146	—	36,293	—
Transfers for contract benefits and terminations	(122,943)	(42,852)	(1,871)	(1,592)	(1,243)	(54,012)
Net transfers	(121,544)	5,670	(366)	—	9,346	860
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(244,487)	124,835	15,909	(1,592)	44,396	(53,152)

Total increase (decrease) in net assets	(222,729)	218,926	17,749	(929)	80,698	(19,122)

NET ASSETS:
Beginning of period	844,730	625,804	12,283	13,212	101,522	120,644

End of period	$622,001	$844,730	$30,032	$12,283	$182,220	$101,522

CHANGES IN UNITS OUTSTANDING:
Units issued	107	16,679	1,841	—	3,619	86
Units redeemed	(22,794)	(5,195)	(347)	(155)	(527)	(4,909)

Net increase (decrease)	(22,687)	11,484	1,494	(155)	3,091	(4,823)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,326	$13,793	$15	$1,390	$(1,239)	$(1,739)
Net realized gain (loss) on investments	6,741	9,063	(52,609)	(8,683)	(51,261)	(1,244)
Change in net unrealized appreciation (depreciation) on investments	13,421	122,037	49,772	91,884	9,516	40,629

Increase (decrease) in net assets resulting from operations	27,489	144,893	(2,822)	84,591	(42,984)	37,646

CONTRACT TRANSACTIONS:
Proceeds from unit solds	36,493	120,730	0	122,354	—	47,510
Transfers for contract benefits and terminations	(80,877)	(32,600)	(52,577)	(21,391)	(6,148)	(6,920)
Net transfers	(44,710)	(14,900)	(128,024)	(39,849)	(235,481)	10,280
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(89,094)	73,230	(180,601)	61,114	(241,629)	50,870

Total increase (decrease) in net assets	(61,605)	218,123	(183,423)	145,705	(284,613)	88,516

NET ASSETS:
Beginning of period	885,742	667,619	518,754	373,049	284,613	196,097

End of period	$824,137	$885,742	$335,331	$518,754	$—	$284,613

CHANGES IN UNITS OUTSTANDING:
Units issued	7,860	14,337	1	11,531	824	5,555
Units redeemed	(17,342)	(6,117)	(16,721)	(6,103)	(25,493)	(607)

Net increase (decrease)	(9,482)	8,220	(16,720)	5,428	(24,669)	4,948

	(1) For the period of January 1, 2020 to October 23, 2020.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LARGE CAP VALUE FUND		GREAT-WEST LARGE CAP VALUE FUND	GREAT-WEST LIFETIME 2020 FUND
	2020	2019	2020	2019	2019	2020	2019
				(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,377	$(2,921)	$(4,578)	$(1,405)	$(4,590)	$3,142	$1,871
Net realized gain (loss) on investments	168,436	43,056	9,949	9,011	20,291	7,534	12,381
Change in net unrealized appreciation (depreciation) on investments	47,279	55,083	9,565	35,393	88,069	17,584	22,785

Increase (decrease) in net assets resulting from operations	226,092	95,218	14,936	42,999	103,770	28,260	37,037

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	17,260	—	—	23,792	—	—
Transfers for contract benefits and terminations	(17,921)	(1,784)	(59,745)	(564)	(9,244)	—	—
Net transfers	171,640	(37,324)	(16,493)	666,269	(610,773)	(19)	—
Contract maintenance charges	—	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	153,719	(21,848)	(76,238)	665,705	(596,225)	(19)	—

Total increase (decrease) in net assets	379,810	73,370	(61,303)	708,704	(492,455)	28,242	37,037

NET ASSETS:
Beginning of period	340,293	266,923	708,704	492,455	492,455	283,066	246,029

End of period	$720,103	$340,293	$647,402	$1,201,159	$—	$311,308	$283,066

CHANGES IN UNITS OUTSTANDING:
Units issued	15,893	5,054	719	69,348	5,106	—	—
Units redeemed	(5,938)	(6,064)	(7,952)	(2,871)	(49,104)	—	—

Net increase (decrease)	9,956	(1,010)	(7,233)	66,477	(43,998)	0	0

	(1) For the period October 28, 2019 to December 31, 2019. (2) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND		GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,721	$1,774	$4,618	$2,813	$8,729	$2,850
Net realized gain (loss) on investments	14,345	31,129	14,466	21,978	23,420	24,855
Change in net unrealized appreciation (depreciation) on investments	41,479	47,097	26,143	38,132	58,031	34,497

Increase (decrease) in net assets resulting from operations	61,545	80,000	45,228	62,923	90,180	62,202

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(601)	—	—
Net transfers	8,023	—	(26)	—	247,102	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	8,023	—	(26)	(601)	247,102	—

Total increase (decrease) in net assets	69,568	80,000	45,202	62,322	337,282	62,202

NET ASSETS:
Beginning of period	561,917	481,917	401,306	338,984	352,594	290,392

End of period	$631,485	$561,917	$446,508	$401,306	$689,876	$352,594

CHANGES IN UNITS OUTSTANDING:
Units issued	592	—	—	—	19,397	—
Units redeemed	—	—	—	(48)	—	—

Net increase (decrease)	592	0	0	(48)	19,397	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2040 FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND CLASS L
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46	$151	$(567)	$(3,219)	$7,014	$(28,968)
Net realized gain (loss) on investments	1,122	1,364	(9,898)	(6,267)	(5,684)	624,783
Change in net unrealized appreciation (depreciation) on investments	683	1,757	(1,153)	67,162	1,141,832	1,101,243

Increase (decrease) in net assets resulting from operations	1,851	3,272	(11,618)	57,676	1,143,162	1,697,058

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	8,851	—	—	595,434	1,060,774
Transfers for contract benefits and terminations	—	(895)	(10,028)	(79,025)	(520,183)	(331,966)
Net transfers	(12,832)	(2)	(50,414)	4,832	(275,214)	224,062
Contract maintenance charges	—	—	—	—	—	(136,475)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(12,832)	7,954	(60,442)	(74,193)	(199,964)	816,395

Total increase (decrease) in net assets	(10,981)	11,226	(72,060)	(16,517)	943,198	2,513,453

NET ASSETS:
Beginning of period	21,101	9,875	299,835	316,352	12,577,862	10,064,409

End of period	$10,120	$21,101	$227,775	$299,835	$13,521,060	$12,577,862

CHANGES IN UNITS OUTSTANDING:
Units issued	—	721	69	409	—	6,186
Units redeemed	(873)	(69)	(5,226)	(6,190)	(34,575)	(18,800)

Net increase (decrease)	(873)	652	(5,158)	(5,781)	(34,575)	(12,614)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,062	$46,367	$15,872	$17,012	$2,715	$4,220
Net realized gain (loss) on investments	20,095	412,569	(38,936)	131,692	(3,493)	71,176
Change in net unrealized appreciation (depreciation) on investments	460,095	325,100	121,019	111,893	269,739	142,424

Increase (decrease) in net assets resulting from operations	514,252	784,036	97,954	260,597	268,961	217,820

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	46,486	—	1,194,274	262,801
Transfers for contract benefits and terminations	(258,066)	(171,329)	(614,533)	(64,666)	(56,038)	(24,362)
Net transfers	(142,584)	68,371	(51,779)	(1,274)	(139,657)	(262,842)
Contract maintenance charges	—	(34,555)	—	—	—	(20,391)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(400,650)	(137,513)	(619,826)	(65,940)	998,578	(44,794)

Total increase (decrease) in net assets	113,602	646,523	(521,871)	194,657	1,267,539	173,026

NET ASSETS:
Beginning of period	5,539,669	4,893,146	1,530,894	1,336,237	1,853,024	1,679,998

End of period	$5,653,271	$5,539,669	$1,009,023	$1,530,894	$3,120,563	$1,853,024

CHANGES IN UNITS OUTSTANDING:
Units issued	77,387	149,332	4,572	—	71,405	—
Units redeemed	(101,437)	(68,945)	(56,288)	(5,703)	(924)	(382)

Net increase (decrease)	(24,051)	80,387	(51,716)	(5,703)	70,481	(382)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MULTI- SECTOR BOND FUND		GREAT-WEST REAL ESTATE INDEX FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,758	$4,343	$20,513	$6,950	$2,426	$(866)
Net realized gain (loss) on investments	15,654	31,230	6,240	5,095	(38,024)	15,771
Change in net unrealized appreciation (depreciation) on investments	167,799	35,624	29,793	88,759	(45,470)	60,144

Increase (decrease) in net assets resulting from operations	192,212	71,197	56,546	100,804	(81,068)	75,049

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	960	137,701	200	153,295
Transfers for contract benefits and terminations	(7,182)	(1,159)	(209,869)	(84,549)	(48,293)	(16,393)
Net transfers	746,753	—	(19,205)	14,478	(81,991)	(5,616)
Contract maintenance charges	—	(2,975)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	739,571	(4,134)	(228,114)	67,630	(130,085)	131,286

Total increase (decrease) in net assets	931,782	67,063	(171,568)	168,434	(211,152)	206,335
NET ASSETS:
Beginning of period	612,081	545,018	1,055,793	887,359	520,714	314,379

End of period	$1,543,863	$612,081	$884,225	$1,055,793	$309,562	$520,714

CHANGES IN UNITS OUTSTANDING:
Units issued	108,570	24,048	3,890	16,757	395	12,941
Units redeemed	(19,280)	(28,426)	(23,652)	(10,693)	(13,651)	(1,847)

Net increase (decrease)	89,290	(4,378)	(19,762)	6,064	(13,256)	11,094

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,015	$(7,274)	$4,546	$(18,075)	$15,862	$(7,893)
Net realized gain (loss) on investments	983,701	744,985	42,457	117,626	(30,964)	141,584
Change in net unrealized appreciation (depreciation) on investments	734,734	1,730,721	139,763	414,976	177,408	266,955

Increase (decrease) in net assets resulting from operations	1,733,450	2,468,432	186,766	514,527	162,307	400,646

CONTRACT TRANSACTIONS:
Proceeds from unit solds	37,318	1,545,438	22,101	471,611	37,193	490,208
Transfers for contract benefits and terminations	(755,383)	(218,465)	(239,226)	(83,040)	(143,260)	(69,860)
Net transfers	708,554	(1,231,259)	(213,936)	(192,458)	(5,439)	(300,911)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	3,994	1,676	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(5,519)	97,390	(431,061)	196,113	(111,506)	119,437

Total increase (decrease) in net assets	1,727,931	2,565,822	(244,295)	710,640	50,800	520,083

NET ASSETS:
Beginning of period	10,469,836	7,904,014	2,740,987	2,030,347	2,411,003	1,890,920

End of period	$12,197,767	$10,469,836	$2,496,692	$2,740,987	$2,461,803	$2,411,003

CHANGES IN UNITS OUTSTANDING:
Units issued	486,226	474,093	14,838	43,838	19,143	38,616
Units redeemed	(491,706)	(449,942)	(60,394)	(21,673)	(37,480)	(23,070)

Net increase (decrease)	(5,480)	24,151	(45,556)	22,165	(18,336)	15,546

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND		GREAT-WEST SMALL CAP GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$235,143	$180,560	$18,735	$17,245	$5,697	$(1,444)
Net realized gain (loss) on investments	911,285	1,355,541	3,981	779	(17,688)	4,365
Change in net unrealized appreciation (depreciation) on investments	1,271,200	1,485,689	26,417	32,779	29,375	25,686

Increase (decrease) in net assets resulting from operations	2,417,628	3,021,790	49,133	50,803	17,384	28,607

CONTRACT TRANSACTIONS:
Proceeds from unit solds	506,206	2,287,078	—	—	—	—
Transfers for contract benefits and terminations	(952,772)	(795,806)	(14,736)	(74,163)	(41,632)	(2,620)
Net transfers	(1,616,588)	(405,414)	309,160	(1,209)	(5,190)	6,377
Contract maintenance charges	—	(231,666)	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(2,063,154)	854,192	294,424	(75,372)	(46,822)	3,757

Total increase (decrease) in net assets	354,474	3,875,982	343,556	(24,569)	(29,438)	32,364

NET ASSETS:
Beginning of period	21,948,635	18,072,653	1,027,439	1,052,008	140,152	107,788

End of period	$22,303,109	$21,948,635	$1,370,995	$1,027,439	$110,714	$140,152

CHANGES IN UNITS OUTSTANDING:
Units issued	70,191	217,279	36,547	263	—	541
Units redeemed	(235,934)	(142,008)	(8,466)	(7,195)	(3,660)	(262)

Net increase (decrease)	(165,743)	75,271	28,081	(6,932)	(3,660)	279

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP VALUE FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
	2020	2019	2020	2019	2020	2019
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(988)	$(1,845)	$(6,217)	$(7,782)	$3,033	$7,935
Net realized gain (loss) on investments	(15,485)	1,253	38,101	26,187	34,584	2,898
Change in net unrealized appreciation (depreciation) on investments	44,377	33,970	199,093	206,827	13,113	36,463

Increase (decrease) in net assets resulting from operations	27,905	33,378	230,977	225,232	50,730	47,296

CONTRACT TRANSACTIONS:
Proceeds from unit solds	0	954	560	22,404	—	40,839
Transfers for contract benefits and terminations	(24,972)	(1,199)	(31,679)	(27,113)	(319,008)	(46,449)
Net transfers	226,111	2,137	77,852	20,625	(116,920)	(6,780)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	201,138	1,892	46,733	15,916	(435,928)	(12,390)

Total increase (decrease) in net assets	229,043	35,270	277,710	241,148	(385,198)	34,906

NET ASSETS:
Beginning of period	176,912	141,642	978,895	737,747	1,030,533	995,627

End of period	$405,955	$176,912	$1,256,605	$978,895	$645,335	$1,030,533

CHANGES IN UNITS OUTSTANDING:
Units issued	21,056	1,637	5,361	4,787	29,969	17,564
Units redeemed	(4,644)	(1,395)	(2,436)	(3,560)	(69,721)	(19,164)

Net increase (decrease)	16,412	242	2,925	1,227	(39,752)	(1,600)

	(1) Fund name changed from Great-West Loomis Sayles Small Cap Value Fund.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND		INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND		INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
	2020	2019	2020	2019	2020	2019
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(274)	$(595)	$(2,148)	$(6,237)	$341	$347
Net realized gain (loss) on investments	3,029	3,740	(62,103)	45,676	(0)	6
Change in net unrealized appreciation (depreciation) on investments	22,055	26,596	126,167	72,369	972	499

Increase (decrease) in net assets resulting from operations	24,810	29,741	61,916	111,808	1,313	852

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	8,484	(0)	14,282	—	8,185
Transfers for contract benefits and terminations	(861)	(845)	(35,157)	(7,665)	—	—
Net transfers	(9,518)	(23,123)	6,106	101,105	(315)	7,252
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(10,379)	(15,484)	(29,050)	107,722	(315)	15,437

Total increase (decrease) in net assets	14,430	14,257	32,865	219,530	998	16,289

NET ASSETS:
Beginning of period	131,512	117,255	612,249	392,719	16,289	—

End of period	$145,942	$131,512	$645,114	$612,249	$17,287	$16,289

CHANGES IN UNITS OUTSTANDING:
Units issued	—	853	9,378	12,573	—	1,522
Units redeemed	(846)	(2,346)	(14,578)	(3,018)	(28)	—

Net increase (decrease)	(846)	(1,493)	(5,200)	9,555	(28)	1,522

	(1) For the period of January 9, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,588	$1,154	$9,106	$6,646	$3,412	$1,440
Net realized gain (loss) on investments	1,010	79	(4,879)	70,822	4,315	11,859
Change in net unrealized appreciation (depreciation) on investments	(8,861)	7,069	(2,763)	66,300	17,726	29,057

Increase (decrease) in net assets resulting from operations	(6,263)	8,302	1,464	143,768	25,454	42,356

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	910	715	—	—
Transfers for contract benefits and terminations	—	—	(11,059)	(34,290)	(1,495)	(1,102)
Net transfers	(2)	—	(39,395)	10,147	(5)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(2)	—	(49,544)	(23,428)	(1,500)	(1,102)

Total increase (decrease) in net assets	(6,265)	8,302	(48,079)	120,340	23,954	41,254

NET ASSETS:
Beginning of period	46,878	38,576	724,141	603,801	195,155	153,901

End of period	$40,614	$46,878	$676,062	$724,141	$219,109	$195,155

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	96	929	—	—
Units redeemed	—	—	(4,144)	(2,311)	(135)	(105)

Net increase (decrease)	0	0	(4,048)	(1,382)	(135)	(105)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND		JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(85)	$(120)	$233	$(1,629)	$28,448	$13,146
Net realized gain (loss) on investments	952	1,289	(53,204)	(22,855)	74,069	34,321
Change in net unrealized appreciation (depreciation) on investments	1,853	964	(5,520)	23,320	99,177	191,123

Increase (decrease) in net assets resulting from operations	2,720	2,133	(58,491)	(1,164)	201,694	238,590

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	32,707	46,976	5,832
Transfers for contract benefits and terminations	—	—	(3,556)	(51,738)	(30,183)	(27,010)
Net transfers	(1)	—	(6,688)	647	114,935	35,518
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	3,729	2,028

Increase (decrease) in net assets resulting from contract transactions	(1)	—	(10,244)	(18,384)	135,457	16,368

Total increase (decrease) in net assets	2,719	2,133	(68,735)	(19,548)	337,151	254,958

NET ASSETS:
Beginning of period	10,728	8,595	105,523	125,071	1,324,520	1,069,562

End of period	$13,447	$10,728	$36,788	$105,523	$1,661,671	$1,324,520

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	45,842	4,359	36,484	5,369
Units redeemed	—	—	(52,646)	(7,624)	(26,812)	(3,625)

Net increase (decrease)	0	0	(6,804)	(3,265)	9,673	1,744

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8,222)	$(10,512)	$13,392	$8,829	$230	$316
Net realized gain (loss) on investments	60,166	74,062	(1,514)	(178)	(473)	(285)
Change in net unrealized appreciation (depreciation) on investments	114,573	182,443	41,361	31,865	10,194	13,637

Increase (decrease) in net assets resulting from operations	166,517	245,993	53,239	40,516	9,952	13,668

CONTRACT TRANSACTIONS:
Proceeds from unit solds	180	283,910	—	—	—	—
Transfers for contract benefits and terminations	(127,055)	(12,881)	(8,894)	(3,756)	(2)	—
Net transfers	29,072	73,234	526,048	(6,761)	(5)	—
Contract maintenance charges	—	—	—	—	—	(2)
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(97,802)	344,263	517,154	(10,517)	(7)	(2)

Total increase (decrease) in net assets	68,714	590,256	570,393	29,999	9,944	13,666

NET ASSETS:
Beginning of period	1,181,500	591,244	537,526	507,527	67,794	54,128

End of period	$1,250,214	$1,181,500	$1,107,919	$537,526	$77,738	$67,794

CHANGES IN UNITS OUTSTANDING:
Units issued	11,030	30,837	48,821	—	—	—
Units redeemed	(17,766)	(8,440)	(4,198)	(971)	(0)	—

Net increase (decrease)	(6,736)	22,397	44,623	(971)	(0)	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$781	$877	$(1)	$(91)	$(168)	$(201)
Net realized gain (loss) on investments	(687)	192	2,027	421	5,226	3,227
Change in net unrealized appreciation (depreciation) on investments	(136)	4,300	47,857	1,405	19,529	5,098

Increase (decrease) in net assets resulting from operations	(42)	5,369	49,882	1,735	24,587	8,124

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	(1,755)	(1,399)	(8,865)	(818)	—	—
Net transfers	(9,235)	(47)	81,582	4,836	(1)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(10,990)	(1,446)	72,716	4,018	(1)	—

Total increase (decrease) in net assets	(11,033)	3,923	122,598	5,753	24,586	8,124

NET ASSETS:
Beginning of period	45,854	41,931	10,657	4,904	34,354	26,230

End of period	$34,821	$45,854	$133,255	$10,657	$58,940	$34,354

CHANGES IN UNITS OUTSTANDING:
Units issued	57	8	21,698	526	—	—
Units redeemed	(1,152)	(139)	(11,406)	(86)	—	—

Net increase (decrease)	(1,095)	(131)	10,291	440	0	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO		MFS VIT II INTERNATIONAL GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019	2019
							(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,926)	$(16,871)	$1,392	$481	$(228)	$(695)	$(14)
Net realized gain (loss) on investments	46,122	270,407	3,112	7,710	(230)	17,434	2,841
Change in net unrealized appreciation (depreciation) on investments	619,027	204,367	12,112	20,698	(2,256)	2,354	—

Increase (decrease) in net assets resulting from operations	651,223	457,903	16,616	28,889	(2,714)	19,093	2,827

CONTRACT TRANSACTIONS:
Proceeds from unit solds	1,090	257,625	120	—	—	8,065	—
Transfers for contract benefits and terminations	(114,065)	(60,896)	(1,088)	(4,310)	(6,168)	(4,130)	—
Net transfers	112,447	(389,048)	(36,850)	62,128	(4,042)	38,209	(2,827)
Contract maintenance charges	—	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(528)	(192,319)	(37,818)	57,818	(10,210)	42,144	(2,827)

Total increase (decrease) in net assets	650,695	265,584	(21,202)	86,707	(12,924)	61,237	—

NET ASSETS:
Beginning of period	1,576,771	1,311,187	181,098	94,391	114,087	52,850	—

End of period	$2,227,466	$1,576,771	$159,896	$181,098	$101,163	$114,087	$—

CHANGES IN UNITS OUTSTANDING:
Units issued	17,691	27,954	81	4,464	61	6,087	6,087
Units redeemed	(20,023)	(36,496)	(2,961)	(424)	(1,145)	(2,330)	(2,330)

Net increase (decrease)	(2,332)	(8,542)	(2,880)	4,040	(1,083)	3,757	3,757

	(1) For the period June 6, 2019 to June 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND		PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(606)	$(1,138)	$33	$40	$4,717	$3,286
Net realized gain (loss) on investments	6,189	8,029	(7)	14	(2,901)	(3,787)
Change in net unrealized appreciation (depreciation) on investments	22,823	23,889	624	937	(3,036)	11,150

Increase (decrease) in net assets resulting from operations	28,406	30,780	650	991	(1,220)	10,649

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(2)	—	(1,021)	(1,432)
Net transfers	(10)	—	0	—	(4,309)	(14,221)
Contract maintenance charges	—	—	—	(3)	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(10)	—	(2)	(3)	(5,331)	(15,653)

Total increase (decrease) in net assets	28,396	30,780	648	988	(6,550)	(5,004)

NET ASSETS:
Beginning of period	157,845	127,065	5,733	4,745	105,565	110,569

End of period	$186,241	$157,845	$6,381	$5,733	$99,015	$105,565

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	—	—	(0)	—	(830)	(1,979)

Net increase (decrease)	0	0	(0)	0	(830)	(1,979)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$859	$652	$1,038	$7,306	$211	$151
Net realized gain (loss) on investments	4,075	(1,424)	(1,654)	(1,175)	(83)	12
Change in net unrealized appreciation (depreciation) on investments	5,872	7,954	6,472	5,229	4,206	2,547

Increase (decrease) in net assets resulting from operations	10,805	7,182	5,857	11,360	4,334	2,710

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	32,707	—	8,851	—	8,185
Transfers for contract benefits and terminations	(12,017)	(613)	(20,667)	(25,233)	—	—
Net transfers	56,308	(8,879)	64,330	218	(22)	(2)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	44,291	23,215	43,663	(16,164)	(22)	8,183

Total increase (decrease) in net assets	55,097	30,397	49,520	(4,804)	4,312	10,893

NET ASSETS:
Beginning of period	73,310	42,913	334,236	339,040	42,011	31,118

End of period	$128,407	$73,310	$383,756	$334,236	$46,323	$42,011

CHANGES IN UNITS OUTSTANDING:
Units issued	4,379	8,368	7,923	937	—	822
Units redeemed	(921)	(6,035)	(3,651)	(2,370)	—	—

Net increase (decrease)	3,458	2,333	4,271	(1,433)	0	822

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PIMCO VIT SHORT TERM PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$622	$1,266	$10,630	$15,722	$398	$635
Net realized gain (loss) on investments	(982)	(33)	14,204	(698)	3,167	5,808
Change in net unrealized appreciation (depreciation) on investments	738	191	33,780	37,010	(1,130)	7,949

Increase (decrease) in net assets resulting from operations	378	1,424	58,614	52,034	2,435	14,392

CONTRACT TRANSACTIONS:
Proceeds from unit solds	36,473	23,759	90,732	21,196	—	—
Transfers for contract benefits and terminations	(2,969)	(5,462)	(40,851)	(37,530)	—	—
Net transfers	(28,664)	2,366	11,946	17,680	(3)	(19,999)
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	4,839	20,663	61,826	1,346	(3)	(19,999)

Total increase (decrease) in net assets	5,217	22,087	120,440	53,380	2,433	(5,607)

NET ASSETS:
Beginning of period	72,248	50,161	732,376	678,996	53,642	59,249

End of period	$77,465	$72,248	$852,816	$732,376	$56,075	$53,642

CHANGES IN UNITS OUTSTANDING:
Units issued	4,265	2,574	16,673	4,957	—	—
Units redeemed	(3,922)	(561)	(11,175)	(4,418)	—	(1,727)

Net increase (decrease)	343	2,013	5,498	539	0	(1,727)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH OPPORTUNITIES FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$803	$176	$(196)	$(331)	$(10,006)	$(11,344)
Net realized gain (loss) on investments	1,392	2,492	178	2,383	101,932	132,359
Change in net unrealized appreciation (depreciation) on investments	7,214	8,991	2,439	3,991	268,735	182,517

Increase (decrease) in net assets resulting from operations	9,409	11,659	2,421	6,043	360,661	303,532

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	120	40,929
Transfers for contract benefits and terminations	—	—	(915)	(1,102)	(131,735)	(24,173)
Net transfers	(6)	—	613	39	(205,490)	302,842
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(6)	—	(302)	(1,063)	(337,105)	319,598

Total increase (decrease) in net assets	9,403	11,659	2,119	4,980	23,555	623,130

NET ASSETS:
Beginning of period	85,765	74,106	29,397	24,417	1,361,629	738,499

End of period	$95,168	$85,765	$31,516	$29,397	$1,385,184	$1,361,629

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	48	4	4,378	24,890
Units redeemed	—	—	(82)	(95)	(23,976)	(4,653)

Net increase (decrease)	0	0	(33)	(91)	(19,598)	20,237

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,814	$1,614	$196	$715	$(83)	$(111)
Net realized gain (loss) on investments	1,578	437	(1,664)	(6,531)	(30)	1,048
Change in net unrealized appreciation (depreciation) on investments	(1,292)	5,713	(2,092)	21,465	2,766	970

Increase (decrease) in net assets resulting from operations	2,101	7,764	(3,559)	15,649	2,653	1,907

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	18,460	—	—	—	—
Transfers for contract benefits and terminations	(4,154)	(1,639)	(279)	(1,144)	—	—
Net transfers	(30,637)	(1,778)	(54,387)	(4,391)	0	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(34,791)	15,043	(54,666)	(5,535)	0	—

Total increase (decrease) in net assets	(32,690)	22,807	(58,225)	10,114	2,653	1,907

NET ASSETS:
Beginning of period	80,741	57,934	74,595	64,481	10,046	8,139

End of period	$48,051	$80,741	$16,370	$74,595	$12,699	$10,046

CHANGES IN UNITS OUTSTANDING:
Units issued	—	1,863	47	9,726	—	—
Units redeemed	(3,101)	(374)	(5,364)	(10,226)	—	—

Net increase (decrease)	(3,101)	1,489	(5,317)	(500)	0	0

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND		PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$100	$96	$6,715	$780	$45	$(80)
Net realized gain (loss) on investments	48	353	(297)	22	5,689	8,046
Change in net unrealized appreciation (depreciation) on investments	49	703	(8,733)	8,183	6,507	12,270

Increase (decrease) in net assets resulting from operations	197	1,152	(2,315)	8,985	12,240	20,236

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	(263)	(2,370)	(1,694)
Net transfers	(0)	—	(5)	—	(19,111)	—
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(0)	—	(5)	(263)	(21,481)	(1,694)

Total increase (decrease) in net assets	197	1,152	(2,320)	8,722	(9,241)	18,542

NET ASSETS:
Beginning of period	7,287	6,135	84,630	75,908	86,784	68,242

End of period	$7,484	$7,287	$82,310	$84,630	$77,543	$86,784

CHANGES IN UNITS OUTSTANDING:
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	(25)	(1,332)	(132)

Net increase (decrease)	0	0	0	(25)	(1,332)	(132)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	PUTNAM VT RESEARCH FUND		PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND
	2020	2019	2020	2019	2020	2019
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(15)	$(37)	$(205)	$(242)	$178	$(735)
Net realized gain (loss) on investments	610	4	939	2,325	2,086	12,377
Change in net unrealized appreciation (depreciation) on investments	348	913	9,140	3,728	5,579	14,388

Increase (decrease) in net assets resulting from operations	943	880	9,874	5,811	7,843	26,030

CONTRACT TRANSACTIONS:
Proceeds from unit solds	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	(1,809)	—	—	—
Net transfers	(480)	4,835	(1)	—	(2,918)	3,870
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	(480)	4,835	(1,810)	—	(2,918)	3,870

Total increase (decrease) in net assets	463	5,715	8,064	5,811	4,925	29,900

NET ASSETS:
Beginning of period	5,715	—	22,040	16,229	142,315	112,415

End of period	$6,178	$5,715	$30,104	$22,040	$147,240	$142,315

CHANGES IN UNITS OUTSTANDING:
Units issued	—	373	—	—	19,945	362
Units redeemed	(33)	—	(117)	—	(19,858)	—

Net increase (decrease)	(33)	373	(117)	0	87	362

	(1) For the period of June 3, 2019 to December 31, 2019

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019	2020	2019
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(28,096)	$(31,724)	$(10,103)	$(11,004)	$(324)	$(2,968)
Net realized gain (loss) on investments	395,505	256,190	112,494	67,230	(46,962)	(21,635)
Change in net unrealized appreciation (depreciation) on investments	928,035	639,104	241,916	174,768	50,676	45,686

Increase (decrease) in net assets resulting from operations	1,295,444	863,570	344,308	230,994	3,390	21,083

CONTRACT TRANSACTIONS:
Proceeds from unit solds	101,240	249,197	950	203,345	—	32,707
Transfers for contract benefits and terminations	(188,291)	(76,281)	(115,241)	(22,661)	(6,952)	(54,897)
Net transfers	381,413	(57,635)	134,681	(42,380)	(8,842)	2,616
Contract maintenance charges	—	—	—	—	—	—
Adjustments to net assets allocated to contracts in payout phase	—	—	—	—	—	—

Increase (decrease) in net assets resulting from contract transactions	294,362	115,281	20,390	138,304	(15,794)	(19,574)

Total increase (decrease) in net assets	1,589,806	978,851	364,698	369,298	(12,403)	1,509

NET ASSETS:
Beginning of period	3,943,001	2,964,150	1,147,336	778,038	226,247	224,738

End of period	$5,532,807	$3,943,001	$1,512,034	$1,147,336	$213,844	$226,247

CHANGES IN UNITS OUTSTANDING:
Units issued	64,389	31,823	16,710	15,758	2,936	4,692
Units redeemed	(50,995)	(22,932)	(14,383)	(5,440)	(8,800)	(7,507)

Net increase (decrease)	13,394	8,891	2,327	10,318	(5,864)	(2,815)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 input.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
ALGER CAPITAL APPRECIATION PORTFOLIO	$—	$2,084
ALGER LARGE CAP GROWTH PORTFOLIO	—	1,504
ALGER MID CAP GROWTH PORTFOLIO	—	1,114
ALGER SMALL CAP GROWTH PORTFOLIO	0	2,133
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	3,313	76,589
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	61,944	116,532
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	324,824	4,692
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	43,196	74,139
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	18,255	171,871
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND	175,551	104,706
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	161,519	55,986
AMERICAN FUNDS IS GROWTH FUND	125,193	32,584
AMERICAN FUNDS IS GROWTH AND INCOME FUND	88,953	12,370
AMERICAN FUNDS IS INTERNATIONAL FUND	201,485	170,585
AMERICAN FUNDS IS NEW WORLD FUND	105,089	32,052
BLACKROCK GLOBAL ALLOCATION VI FUND	14,669	236,219
BLACKROCK HIGH YIELD VI FUND	52,681	252,064
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO	13,029	6,535
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	183	90
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	5,164	2,331
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	109,149	65,602
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1,209	28,242
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	142,389	54,914
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	44,735	8,766
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	1,091	291
DELAWARE VIP EMERGING MARKETS SERIES	82,932	251,352
DELAWARE VIP INTERNATIONAL SERIES	38,738	—
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	101,286	140,566
DELAWARE VIP REIT SERIES	6,105	29,043
DELAWARE VIP SMALL CAP VALUE SERIES	243,931	340,535
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO	18,916	873
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO	161,947	8,832
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	1,205	1,159
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	2,126	712
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	83,276	61,435
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	0	45,094
DWS CAPITAL GROWTH VIP	8,835	926
EATON VANCE VT FLOATING-RATE INCOME FUND	10,213	256,362

Investment Division	Purchases	Sales
FEDERATED HERMES HIGH INCOME BOND FUND II	$16,101	$196,162
FIDELITY VIP ASSET MANAGER PORTFOLIO	1,138	4,501
FIDELITY VIP BALANCED PORTFOLIO	289,356	38,993
FIDELITY VIP CONTRAFUND PORTFOLIO	47	94
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	136	592
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	1,151	2,085
FIDELITY VIP GROWTH PORTFOLIO	1,640	578
FIDELITY VIP HIGH INCOME PORTFOLIO	476	961
FIDELITY VIP INDEX 500 PORTFOLIO	865	3,713
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	74,686	109,651
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	59	152
FIDELITY VIP OVERSEAS PORTFOLIO	346	786
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	3,869	14,781
FRANKLIN INCOME VIP FUND	46,027	172,138
GOLDMAN SACHS VIT MULTI+STRATEGY ALTERNATIVES PORTFOLIO	0	26,485
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	0	63,924
GREAT-WEST AGGRESSIVE PROFILE FUND	26,728	158,865
GREAT-WEST ARIEL MID CAP VALUE FUND	59,969	65,912
GREAT-WEST BOND INDEX FUND	1,579,274	1,399,205
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	273,693	29,274
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	11,727	43,878
GREAT-WEST CORE BOND FUND	125,090	21,033
GREAT-WEST EMERGING MARKETS EQUITY FUND	47,978	3,512
GREAT-WEST GLOBAL BOND FUND	164,557	122,637
GREAT-WEST GOVERNMENT MONEY MARKET FUND	10,693,064	11,571,235
GREAT-WEST HIGH YIELD BOND FUND	13,469	251,457
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	19,578	3,781
GREAT-WEST INTERNATIONAL GROWTH FUND	51,770	8,394
GREAT-WEST INTERNATIONAL INDEX FUND	107,184	197,110
GREAT-WEST INTERNATIONAL VALUE FUND	2,444	183,585
GREAT-WEST INVESCO SMALL CAP VALUE FUND	7,734	250,875
GREAT-WEST LARGE CAP GROWTH FUND	302,566	127,377
GREAT-WEST LARGE CAP VALUE FUND	8,266	86,991
GREAT-WEST LIFETIME 2020 FUND	7,551	2,531
GREAT-WEST LIFETIME 2025 FUND	24,874	4,996
GREAT-WEST LIFETIME 2030 FUND	13,125	3,525
GREAT-WEST LIFETIME 2035 FUND	268,452	2,446
GREAT-WEST LIFETIME 2040 FUND	784	13,010
GREAT-WEST MID CAP VALUE FUND	1,342	63,282
GREAT-WEST MODERATE PROFILE FUND CLASS L	1,166,950	1,219,871
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	173,228	445,067
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	78,964	671,669

Investment Division	Purchases	Sales
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	$1,245,234	$210,508
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	778,511	16,930
GREAT-WEST MULTI-SECTOR BOND FUND	65,368	284,639
GREAT-WEST REAL ESTATE INDEX FUND	7,744	136,835
GREAT-WEST S&P 500® INDEX FUND	7,080,291	6,910,140
GREAT-WEST S&P MID CAP 400® INDEX FUND	319,033	728,384
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	376,446	458,259
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	1,745,810	3,100,409
GREAT-WEST SHORT DURATION BOND FUND	401,096	96,857
GREAT-WEST SMALL CAP GROWTH FUND	2,048	47,645
GREAT-WEST SMALL CAP VALUE FUND	243,135	42,710
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	92,917	49,145
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	338,910	771,962
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND	0	11,513
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND	89,984	123,167
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND	0	468
INVESCO V.I. GLOBAL REAL ESTATE FUND	0	275
INVESCO V.I. GROWTH & INCOME FUND	1,016	53,148
INVESCO V.I. INTERNATIONAL GROWTH FUND	0	2,173
INVESCO V.I. SMALL CAP EQUITY FUND	0	89
IVY VIP ENERGY	193,916	204,347
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	564,808	399,878
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES	236,045	265,875
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	571,859	51,879
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	413	652
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	1,752	11,967
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	185,633	105,969
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	1	170
MFS VIT II TECHNOLOGY PORTFOLIO	396,579	411,173
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	11,500	39,663
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	8,177	11,617
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	0	1,232
NVIT EMERGING MARKETS FUND	68	56
PIMCO VIT COMMODITY REAL RETURN STRATEGY PORTFOLIO	5,368	6,076
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	59,079	13,137
PIMCO VIT LOW DURATION PORTFOLIO	84,832	40,019
PIMCO VIT REAL RETURN PORTFOLIO	483	401
PIMCO VIT SHORT TERM PORTFOLIO	45,413	39,944
PIMCO VIT TOTAL RETURN PORTFOLIO	215,107	135,518
PUTNAM VT EQUITY INCOME FUND	4,169	439
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	3,166	768
PUTNAM VT GLOBAL EQUITY FUND	902	1,171

Investment Division	Purchases	Sales
PUTNAM VT GROWTH OPPORTUNITIES FUND	$162,310	$435,093
PUTNAM VT INCOME FUND	2,768	35,320
PUTNAM VT INTERNATIONAL EQUITY FUND	794	55,267
PUTNAM VT INTERNATIONAL GROWTH FUND	3	88
PUTNAM VT INTERNATIONAL VALUE FUND	249	58
PUTNAM VT MORTGAGE SECURITIES FUND	7,431	730
PUTNAM VT MULTI-CAP CORE FUND	4,144	22,217
PUTNAM VT RESEARCH FUND	664	528
PUTNAM VT SMALL CAP GROWTH FUND	891	2,017
PUTNAM VT SMALL CAP VALUE FUND	188,563	191,318
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO II	1,176,628	911,219
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	230,745	220,551
VAN ECK VIP GLOBAL HARD ASSETS FUND	22,436	38,580

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant’s account in the Varifund contract a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. The Company deducts from certain Investment Divisions assets, a fee of $25 for SmartTrack Advisor and $15 for SmartTrack II-5 Year contracts in excess of 12 transfers in any calendar year. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risk

The Company assumes mortality and expense risk related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund contract equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund contracts. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II- 5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 3, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. When a new Investment Division is added to the Series Account, the calculation of the total return is for the period of operations as presented in the Statement of Operations for each Investment Division. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER CAPITAL APPRECIATION PORTFOLIO
2020	1		$230.18	to	$230.18	$246	0.00%	1.40%	to	1.40%	39.78%	to	39.78%
2019	1		$164.67	to	$164.67	$176	0.00%	1.40%	to	1.40%	31.73%	to	31.73%
2018	1		$125.01	to	$125.01	$134	0.08%	1.40%	to	1.40%	(1.50)%	to	(1.50)%
2017	1		$126.94	to	$126.94	$136	0.17%	1.40%	to	1.40%	29.27%	to	29.27%
2016	1		$98.18	to	$98.18	$105	0.19%	1.40%	to	1.40%	(0.89)%	to	(0.89)%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	1		$263.97	to	$263.97	$200	0.21%	1.40%	to	1.40%	64.71%	to	64.71%
2019	1		$160.26	to	$160.26	$121	0.00%	1.40%	to	1.40%	25.66%	to	25.66%
2018	1		$127.54	to	$127.54	$96	0.00%	1.40%	to	1.40%	0.78%	to	0.78%
2017	1		$126.47	to	$126.47	$96	0.00%	1.40%	to	1.40%	26.69%	to	26.69%
2016	1		$99.89	to	$99.89	$76	0.00%	1.40%	to	1.40%	(2.20)%	to	(2.20)%
ALGER MID CAP GROWTH PORTFOLIO
2020	1		$171.05	to	$171.05	$113	0.00%	1.40%	to	1.40%	62.35%	to	62.35%
2019	1		$105.36	to	$105.36	$70	0.00%	1.40%	to	1.40%	28.45%	to	28.45%
2018	1		$82.03	to	$82.03	$54	0.00%	1.40%	to	1.40%	(8.74)%	to	(8.74)%
2017	1		$89.85	to	$89.85	$60	0.00%	1.40%	to	1.40%	28.00%	to	28.00%
2016	1		$70.23	to	$70.23	$47	0.00%	1.40%	to	1.40%	(0.43)%	to	(0.43)%
ALGER SMALL CAP GROWTH PORTFOLIO
2020	2		$231.41	to	$24.70	$290	1.22%	1.20%	to	1.40%	64.84%	to	65.11%
2019	2		$140.39	to	$14.96	$176	0.00%	1.20%	to	1.40%	27.54%	to	27.80%
2018	2		$110.08	to	$11.70	$138	0.00%	1.20%	to	1.40%	0.02%	to	0.22%
2017	2		$110.06	to	$11.68	$138	0.00%	1.20%	to	1.40%	26.95%	to	27.20%
2016	2		$86.70	to	$9.18	$109	0.00%	1.20%	to	1.40%	4.77%	to	4.97%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2020	14		$8.39	to	$8.39	$120	2.05%	1.20%	to	1.20%	(26.01)%	to	(26.01)%
2019	25		$11.34	to	$11.34	$278	1.64%	1.20%	to	1.20%	18.98%	to	18.98%
2018	22		$9.53	to	$9.53	$207	2.02%	1.20%	to	1.20%	(19.93)%	to	(19.93)%
2017	17		$11.90	to	$11.90	$203	2.06%	1.20%	to	1.20%	(2.02)%	to	(2.02)%
2016	4		$12.15	to	$12.15	$47	2.36%	1.20%	to	1.20%	21.50%	to	21.50%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
2020	12		$15.37	to	$16.56	$180	9.56%	0.20%	to	1.20%	7.95%	to	9.05%
2019	13		$14.24	to	$15.19	$184	0.00%	0.20%	to	1.20%	38.17%	to	39.56%
2018	18		$10.31	to	$10.89	$183	5.85%	0.20%	to	1.20%	(13.58)%	to	(12.71)%
2017	7		$11.93	to	$12.40	$80	4.28%	0.45%	to	1.20%	23.47%	to	24.40%
2016	0	*	$9.66	to	$9.66	$3	0.71%	1.20%	to	1.20%	6.69%	to	6.69%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
2020	41		$11.57	to	$11.91	$475	2.25%	0.45%	to	1.20%	8.29%	to	9.11%
2019	13		$10.68	to	$10.92	$139	2.31%	0.45%	to	1.20%	7.60%	to	8.41%
2018	23		$9.93	to	$10.08	$225	3.37%	0.45%	to	1.20%	(3.98)%	to	(3.25)%
2017	5		$10.34	to	$10.42	$56	2.42%	0.45%	to	1.20%	2.44%	to	3.21%
2016	2		$10.10	to	$10.10	$19	0.44%	1.20%	to	1.20%	3.15%	to	3.15%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2020	34		$14.10	to	$12.55	$483	1.80%	0.20%	to	1.20%	(0.08)%	to	0.91%
2019	37		$14.11	to	$12.44	$520	1.91%	0.20%	to	1.20%	27.45%	to	28.74%
2018	33		$11.07	to	$19.42	$376	1.27%	0.25%	to	1.20%	(14.00)%	to	(13.18)%
2017	14		$12.88	to	$22.37	$192	1.43%	0.25%	to	1.20%	10.15%	to	11.19%
2016	2		$11.69	to	$20.12	$41	0.84%	0.25%	to	1.20%	21.25%	to	22.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2020	26	$13.56	to	$12.51	$354	2.22%	0.20%	to	1.20%	(0.35)%	to	0.61%
2019	41	$13.61	to	$12.43	$563	1.99%	0.20%	to	1.20%	25.41%	to	26.66%
2018	37	$10.86	to	$9.81	$399	1.62%	0.20%	to	1.20%	(10.36)%	to	(9.45)%
2017	22	$12.11	to	$12.26	$264	1.57%	0.25%	to	1.20%	7.28%	to	8.30%
2016	9	$11.29	to	$11.28	$100	0.89%	0.45%	to	1.20%	18.85%	to	19.74%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND
(Effective date 04/30/2018)
2020	18	$11.94	to	$11.94	$219	1.95%	1.20%	to	1.20%	7.22%	to	7.22%
2019	9	$11.14	to	$11.14	$103	1.80%	1.20%	to	1.20%	19.59%	to	19.59%
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2020	62	$14.03	to	$14.56	$867	1.28%	0.20%	to	1.20%	7.29%	to	8.35%
2019	54	$13.08	to	$13.44	$704	1.81%	0.20%	to	1.20%	29.17%	to	30.48%
2018	54	$10.13	to	$10.30	$545	2.59%	0.20%	to	1.20%	(10.97)%	to	(10.06)%
2017	1	$11.38	to	$11.38	$16	2.92%	1.20%	to	1.20%	13.78%	to	13.78%
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2020	79	$18.19	to	$18.19	$1,435	0.23%	1.20%	to	1.20%	49.96%	to	49.96%
2019	67	$12.13	to	$12.13	$814	0.59%	1.20%	to	1.20%	28.88%	to	28.88%
2018	24	$9.41	to	$9.41	$224	0.10%	1.20%	to	1.20%	(5.85)%	to	(5.85)%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2020	48	$13.13	to	$13.13	$629	1.35%	1.20%	to	1.20%	11.92%	to	11.92%
2019	43	$11.73	to	$11.73	$499	1.52%	1.20%	to	1.20%	24.36%	to	24.36%
2018	40	$9.43	to	$9.43	$374	2.10%	1.20%	to	1.20%	(5.66)%	to	(5.66)%
AMERICAN FUNDS IS INTERNATIONAL FUND
2020	55	$13.70	to	$15.80	$768	0.50%	0.20%	to	1.20%	12.26%	to	13.40%
2019	50	$12.20	to	$13.93	$626	1.26%	0.20%	to	1.20%	21.20%	to	22.43%
2018	53	$10.06	to	$11.38	$538	1.69%	0.20%	to	1.20%	(14.45)%	to	(13.58)%
2017	39	$11.76	to	$13.16	$462	1.74%	0.20%	to	1.20%	30.33%	to	31.63%
2016	1	$9.02	to	$8.96	$12	0.65%	0.45%	to	1.20%	1.99%	to	2.76%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2020	32	$17.09	to	$17.44	$549	0.05%	0.20%	to	1.20%	21.79%	to	23.05%
2019	25	$14.03	to	$14.17	$357	0.78%	0.20%	to	1.20%	27.28%	to	28.56%
2018	22	$11.02	to	$11.02	$238	0.93%	0.20%	to	1.20%	(15.28)%	to	(14.43)%
2017	5	$13.01	to	$13.01	$59	1.27%	1.20%	to	1.20%	27.53%	to	27.53%
2016	1	$10.20	to	$10.20	$12	0.68%	1.20%	to	1.20%	1.99%	to	1.99%
BLACKROCK GLOBAL ALLOCATION VI FUND
2020	84	$13.84	to	$15.25	$1,172	1.37%	0.25%	to	1.20%	19.30%	to	20.39%
2019	102	$11.60	to	$12.67	$1,209	1.35%	0.25%	to	1.20%	16.34%	to	17.46%
2018	90	$9.97	to	$10.78	$910	1.02%	0.25%	to	1.20%	(8.68)%	to	(7.81)%
2017	65	$10.92	to	$11.70	$712	1.42%	0.25%	to	1.20%	12.36%	to	13.43%
2016	53	$9.72	to	$10.31	$517	1.14%	0.25%	to	1.20%	2.56%	to	3.54%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
BLACKROCK HIGH YIELD VI FUND
2020	79		$12.65	to	$12.69	$1,009	5.48%	0.20%	to	1.20%	5.76%	to	6.79%
2019	101		$11.96	to	$11.88	$1,208	5.15%	0.20%	to	1.20%	13.49%	to	14.64%
2018	75		$10.54	to	$10.36	$795	5.28%	0.20%	to	1.20%	(4.06)%	to	(3.13)%
2017	28		$10.98	to	$10.70	$311	4.93%	0.20%	to	1.20%	5.83%	to	6.95%
2016	18		$10.38	to	$10.65	$186	4.86%	0.25%	to	1.20%	11.47%	to	12.53%
BNY MELLON IP TECHNOLOGY GROWTH PORTFOLIO
2020	4		$34.06	to	$49.46	$157	0.07%	0.25%	to	1.20%	67.56%	to	69.14%
2019	5		$17.35	to	$29.24	$97	0.00%	0.25%	to	1.20%	24.01%	to	25.20%
2018	5		$13.99	to	$23.35	$78	0.00%	0.25%	to	1.20%	(2.45)%	to	(1.52)%
2017	5		$14.34	to	$23.71	$80	0.00%	0.25%	to	1.20%	40.66%	to	42.01%
2016	5		$10.20	to	$16.70	$57	0.00%	0.25%	to	1.20%	3.15%	to	4.13%
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2020	0	*	$89.37	to	$89.37	$10	1.16%	1.40%	to	1.40%	22.40%	to	22.40%
2019	0	*	$73.01	to	$73.01	$8	1.44%	1.40%	to	1.40%	32.47%	to	32.47%
2018	0	*	$55.11	to	$55.11	$6	1.74%	1.40%	to	1.40%	(5.71)%	to	(5.71)%
2017	0	*	$58.48	to	$58.48	$6	1.12%	1.40%	to	1.40%	13.73%	to	13.73%
2016	0	*	$51.39	to	$51.39	$6	1.27%	1.40%	to	1.40%	8.84%	to	8.84%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	1		$93.41	to	$93.41	$77	0.84%	1.40%	to	1.40%	22.91%	to	22.91%
2019	1		$76.00	to	$76.00	$65	1.08%	1.40%	to	1.40%	27.33%	to	27.33%
2018	1		$59.69	to	$59.69	$51	0.81%	1.40%	to	1.40%	(6.02)%	to	(6.02)%
2017	1		$63.50	to	$63.50	$55	0.75%	1.40%	to	1.40%	18.05%	to	18.05%
2016	1		$53.80	to	$53.80	$47	1.22%	1.40%	to	1.40%	8.51%	to	8.51%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2020	34		$18.82	to	$19.53	$646	0.02%	0.20%	to	1.20%	28.84%	to	30.19%
2019	32		$14.61	to	$15.00	$463	0.16%	0.20%	to	1.20%	30.27%	to	31.58%
2018	28		$11.21	to	$11.35	$316	0.22%	0.45%	to	1.20%	(1.42)%	to	(0.68)%
2017	2		$11.38	to	$11.38	$27	0.14%	1.20%	to	1.20%	13.75%	to	13.75%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2020	7		$13.74	to	$13.74	$103	0.04%	1.20%	to	1.20%	13.72%	to	13.72%
2019	10		$12.08	to	$12.08	$125	0.36%	1.20%	to	1.20%	31.07%	to	31.07%
2018	11		$9.22	to	$9.22	$100	0.40%	1.20%	to	1.20%	(13.84)%	to	(13.84)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
2020	37		$21.40	to	$22.94	$798	0.00%	0.20%	to	1.20%	41.19%	to	42.60%
2019	33		$15.16	to	$16.09	$501	0.00%	0.20%	to	1.20%	25.05%	to	26.30%
2018	39		$12.12	to	$12.74	$472	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	7		$11.89	to	$12.37	$82	0.00%	0.20%	to	1.20%	22.44%	to	23.66%
2016	2		$9.71	to	$9.71	$23	0.00%	1.20%	to	1.20%	4.27%	to	4.27%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2020	15		$51.08	to	$51.84	$763	0.00%	1.25%	to	1.40%	44.17%	to	44.39%
2019	15		$35.43	to	$35.90	$532	0.00%	1.25%	to	1.40%	53.16%	to	53.38%
2018	15		$23.14	to	$23.41	$349	0.00%	1.25%	to	1.40%	(9.43)%	to	(9.30)%
2017	15		$25.55	to	$25.81	$387	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	15		$19.16	to	$19.33	$295	0.00%	1.25%	to	1.40%	17.73%	to	17.91%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2020	3	$11.36	to	$11.36	$34	3.67%	1.20%	to	1.20%	5.31%	to	5.31%
2019	3	$10.79	to	$10.79	$32	3.62%	1.20%	to	1.20%	8.91%	to	8.91%
2018	3	$9.90	to	$9.90	$30	3.23%	1.20%	to	1.20%	(0.96)%	to	(0.96)%
DELAWARE VIP EMERGING MARKETS SERIES
2020	20	$16.64	to	$17.80	$334	0.53%	0.20%	to	1.20%	23.24%	to	24.38%
2019	33	$13.50	to	$14.31	$452	0.44%	0.20%	to	1.20%	20.79%	to	22.01%
2018	28	$11.18	to	$11.89	$316	2.84%	0.25%	to	1.20%	(17.03)%	to	(16.23)%
2017	8	$13.48	to	$14.19	$109	0.23%	0.25%	to	1.20%	38.56%	to	39.88%
2016	16	$9.73	to	$10.05	$165	0.83%	0.45%	to	1.20%	12.32%	to	13.17%
DELAWARE VIP INTERNATIONAL SERIES
(Effective date 12/11/2020)
2020	4	$10.17	to	$10.17	$39	0.00%	0.20%	to	1.20%	1.70%	to	1.74%
DELAWARE VIP REIT SERIES
2020	7	$13.05	to	$10.50	$75	1.77%	0.20%	to	1.20%	(11.69)%	to	(10.82)%
2019	10	$14.78	to	$11.77	$120	2.41%	0.20%	to	1.20%	24.98%	to	26.25%
2018	17	$11.83	to	$9.32	$167	1.70%	0.20%	to	1.20%	(8.62)%	to	(7.75)%
2017	11	$12.94	to	$10.11	$123	1.23%	0.20%	to	1.20%	0.06%	to	1.06%
2016	11	$10.84	to	$15.81	$122	0.66%	0.45%	to	1.20%	4.35%	to	5.14%
DELAWARE VIP SMALL CAP VALUE SERIES
2020	15	$13.15	to	$13.15	$198	1.13%	1.20%	to	1.20%	(3.32)%	to	(3.32)%
2019	26	$13.60	to	$13.60	$351	0.77%	1.20%	to	1.20%	26.20%	to	26.20%
2018	26	$10.78	to	$9.25	$291	0.51%	0.20%	to	1.20%	(17.94)%	to	(17.11)%
2017	15	$13.14	to	$11.15	$203	0.57%	0.20%	to	1.20%	10.43%	to	11.53%
2016	1	$11.90	to	$11.90	$9	0.00%	1.20%	to	1.20%	29.52%	to	29.52%
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
(Effective date 01/08/2020)
2020	1	$13.94	to	$13.94	$20	1.99%	0.20%	to	0.20%	39.39%	to	39.39%
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO
(Effective date 02/24/2020)
2020	13	$12.99	to	$12.99	$170	1.24%	0.20%	to	0.20%	29.91%	to	29.91%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2020	2	$11.18	to	$11.18	$18	2.52%	0.55%	to	0.55%	8.79%	to	8.79%
2019	2	$10.28	to	$10.28	$16	2.09%	0.55%	to	0.55%	23.21%	to	23.21%
2018	3	$8.34	to	$8.34	$22	1.80%	0.55%	to	0.55%	(20.21)%	to	(20.21)%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 09/29/2017)
2020	2	$9.76	to	$9.76	$21	2.92%	0.55%	to	0.55%	(2.27)%	to	(2.27)%
2019	2	$9.99	to	$9.99	$20	2.84%	0.55%	to	0.55%	15.23%	to	15.23%
2018	3	$8.67	to	$8.67	$22	2.85%	0.55%	to	0.55%	(17.55)%	to	(17.55)%
(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2020	10		$11.54	to	$11.54	$119	3.86%	0.55%	to	0.55%	(1.88)%	to	(1.88)%
2019	8		$11.76	to	$11.76	$91	1.86%	0.55%	to	0.55%	25.10%	to	25.10%
2018	11		$9.40	to	$9.40	$100	2.19%	0.55%	to	0.55%	(12.60)%	to	(12.60)%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2020	1		$10.23	to	$10.23	$6	0.49%	1.55%	to	1.55%	2.41%	to	2.41%
2019	8		$9.99	to	$9.99	$80	2.43%	1.55%	to	1.55%	20.67%	to	20.67%
2018	1		$8.28	to	$8.28	$5	0.98%	1.55%	to	1.55%	(17.17)%	to	(17.17)%
DWS CAPITAL GROWTH VIP
2020	6		$22.41	to	$42.54	$156	0.29%	0.25%	to	1.20%	37.04%	to	38.35%
2019	6		$16.35	to	$30.75	$114	0.16%	0.25%	to	1.20%	35.16%	to	36.45%
2018	6		$12.10	to	$22.54	$84	0.47%	0.25%	to	1.20%	(3.05)%	to	(2.12)%
2017	7		$12.48	to	$23.02	$94	0.62%	0.25%	to	1.20%	24.47%	to	25.66%
2016	7		$10.02	to	$18.32	$95	0.43%	0.25%	to	1.20%	2.76%	to	3.74%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2020	19		$11.23	to	$11.23	$210	3.66%	1.20%	to	1.20%	0.80%	to	0.80%
2019	43		$11.14	to	$11.14	$481	4.29%	1.20%	to	1.20%	5.80%	to	5.80%
2018	43		$10.53	to	$10.29	$450	3.81%	0.20%	to	1.20%	(1.27)%	to	(0.27)%
2017	24		$10.66	to	$10.32	$252	3.23%	0.20%	to	1.20%	2.19%	to	3.22%
2016	12		$10.43	to	$10.43	$121	1.60%	1.20%	to	1.20%	4.34%	to	4.34%
FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2020	18		$11.44	to	$11.78	$210	6.42%	0.40%	to	1.20%	4.21%	to	5.02%
2019	38		$10.98	to	$11.22	$417	5.21%	0.40%	to	1.20%	12.76%	to	13.67%
2018	32		$9.74	to	$9.87	$315	4.75%	0.40%	to	1.20%	(4.59)%	to	(3.82)%
2017	8		$10.21	to	$10.21	$87	0.40%	1.20%	to	1.20%	2.06%	to	2.06%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2020	3		$64.47	to	$67.58	$203	1.65%	1.25%	to	1.40%	13.27%	to	13.45%
2019	3		$56.92	to	$59.57	$182	1.81%	1.25%	to	1.40%	16.60%	to	16.78%
2018	3		$48.81	to	$51.01	$157	1.71%	1.25%	to	1.40%	(6.67)%	to	(6.53)%
2017	3		$52.30	to	$54.58	$170	1.89%	1.25%	to	1.40%	12.52%	to	12.69%
2016	3		$46.48	to	$48.43	$153	1.50%	1.25%	to	1.40%	1.64%	to	1.79%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2020	205		$15.10	to	$15.66	$3,177	1.40%	0.20%	to	1.20%	20.67%	to	21.87%
2019	188		$12.51	to	$12.85	$2,396	1.60%	0.20%	to	1.20%	22.64%	to	23.87%
2018	135		$10.20	to	$10.37	$1,389	1.20%	0.20%	to	1.20%	(5.59)%	to	(4.64)%
2017	16		$10.80	to	$10.80	$174	0.67%	1.20%	to	1.20%	8.05%	to	8.05%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	0	*	$129.82	to	$129.82	$10	0.27%	1.40%	to	1.40%	28.79%	to	28.79%
2019	0	*	$100.80	to	$100.80	$8	0.46%	1.40%	to	1.40%	29.75%	to	29.75%
2018	0	*	$77.69	to	$77.69	$6	0.71%	1.40%	to	1.40%	(7.66)%	to	(7.66)%
2017	0	*	$84.13	to	$84.13	$7	1.01%	1.40%	to	1.40%	20.19%	to	20.19%
2016	0	*	$70.00	to	$70.00	$6	0.83%	1.40%	to	1.40%	6.51%	to	6.51%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2020	2		$14.42	to	$14.42	$30	0.35%	1.40%	to	1.40%	(1.09)%	to	(1.09)%
2019	2		$14.58	to	$14.58	$31	1.99%	1.40%	to	1.40%	0.60%	to	0.60%
2018	2		$14.49	to	$14.49	$31	1.64%	1.40%	to	1.40%	0.24%	to	0.24%
2017	2		$14.46	to	$14.46	$31	0.67%	1.40%	to	1.40%	(0.73)%	to	(0.73)%
2016	2		$14.56	to	$14.56	$32	0.20%	1.40%	to	1.40%	(1.19)%	to	(1.19)%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2020	0	*	$117.47	to	$117.47	$33	0.02%	1.40%	to	1.40%	66.31%	to	66.31%
2019	0	*	$70.63	to	$70.63	$22	0.15%	1.40%	to	1.40%	38.89%	to	38.89%
2018	0	*	$50.85	to	$50.85	$17	0.12%	1.40%	to	1.40%	10.89%	to	10.89%
2017	0	*	$45.86	to	$45.86	$17	0.31%	1.40%	to	1.40%	32.65%	to	32.65%
2016	0	*	$34.57	to	$34.57	$13	0.33%	1.40%	to	1.40%	(1.06)%	to	(1.06)%
FIDELITY VIP GROWTH PORTFOLIO
2020	0	*	$251.83	to	$251.83	$26	0.08%	1.40%	to	1.40%	41.89%	to	41.89%
2019	0	*	$177.48	to	$177.48	$18	0.26%	1.40%	to	1.40%	32.45%	to	32.45%
2018	0	*	$134.00	to	$134.00	$14	0.24%	1.40%	to	1.40%	(1.58)%	to	(1.58)%
2017	0	*	$136.15	to	$136.15	$15	0.22%	1.40%	to	1.40%	33.26%	to	33.26%
2016	0	*	$102.16	to	$102.16	$12	0.04%	1.40%	to	1.40%	(0.60)%	to	(0.60)%
FIDELITY VIP HIGH INCOME PORTFOLIO
2020	1		$65.53	to	$65.53	$64	5.47%	1.40%	to	1.40%	1.32%	to	1.32%
2019	1		$64.67	to	$64.67	$63	5.19%	1.40%	to	1.40%	13.51%	to	13.51%
2018	1		$56.98	to	$56.98	$56	5.59%	1.40%	to	1.40%	(4.64)%	to	(4.64)%
2017	1		$59.74	to	$59.74	$59	5.35%	1.40%	to	1.40%	5.45%	to	5.45%
2016	1		$56.66	to	$56.66	$56	5.45%	1.40%	to	1.40%	13.02%	to	13.02%
FIDELITY VIP INDEX 500 PORTFOLIO
2020	0	*	$514.97	to	$514.97	$152	1.92%	1.40%	to	1.40%	16.59%	to	16.59%
2019	0	*	$441.68	to	$441.68	$133	1.99%	1.40%	to	1.40%	29.51%	to	29.51%
2018	0	*	$341.03	to	$341.03	$103	1.88%	1.40%	to	1.40%	(5.83)%	to	(5.83)%
2017	0	*	$362.14	to	$362.14	$118	1.82%	1.40%	to	1.40%	20.02%	to	20.02%
2016	0	*	$301.74	to	$301.74	$99	1.50%	1.40%	to	1.40%	10.31%	to	10.31%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2020	16		$15.90	to	$16.50	$262	0.14%	0.20%	to	1.20%	20.47%	to	21.65%
2019	20		$13.20	to	$13.56	$258	0.31%	0.20%	to	1.20%	31.35%	to	32.66%
2018	19		$10.05	to	$10.22	$194	1.46%	0.20%	to	1.20%	(14.03)%	to	(13.15)%
2017	3		$11.69	to	$11.77	$32	0.44%	0.20%	to	1.20%	16.90%	to	17.68%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	0	*	$37.73	to	$37.73	$14	2.38%	1.40%	to	1.40%	7.87%	to	7.87%
2019	0	*	$34.98	to	$34.98	$13	2.74%	1.40%	to	1.40%	8.14%	to	8.14%
2018	0	*	$32.34	to	$32.34	$12	2.49%	1.40%	to	1.40%	(1.92)%	to	(1.92)%
2017	0	*	$32.96	to	$32.96	$12	2.41%	1.40%	to	1.40%	2.77%	to	2.77%
2016	0	*	$32.09	to	$32.09	$12	2.37%	1.40%	to	1.40%	3.29%	to	3.29%
FIDELITY VIP OVERSEAS PORTFOLIO
2020	2		$50.35	to	$50.35	$88	0.49%	1.40%	to	1.40%	14.01%	to	14.01%
2019	2		$44.16	to	$44.16	$78	1.77%	1.40%	to	1.40%	25.99%	to	25.99%
2018	2		$35.05	to	$35.05	$62	1.58%	1.40%	to	1.40%	(16.00)%	to	(16.00)%
2017	2		$41.73	to	$41.73	$73	1.45%	1.40%	to	1.40%	28.48%	to	28.48%
2016	2		$32.48	to	$32.48	$57	1.47%	1.40%	to	1.40%	(6.38)%	to	(6.38)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2020	6		$12.93	to	$12.93	$77	1.56%	1.20%	to	1.20%	6.50%	to	6.50%
2019	7		$12.14	to	$12.14	$86	1.57%	1.20%	to	1.20%	19.33%	to	19.33%
2018	7		$10.17	to	$10.17	$73	2.37%	1.20%	to	1.20%	(6.06)%	to	(6.06)%
2017	1		$10.82	to	$10.82	$8	1.26%	1.20%	to	1.20%	8.27%	to	8.27%
FRANKLIN INCOME VIP FUND
2020	61		$12.16	to	$12.16	$744	6.03%	1.20%	to	1.20%	(0.64)%	to	(0.64)%
2019	77		$12.24	to	$12.24	$937	5.14%	1.20%	to	1.20%	14.65%	to	14.65%
2018	77		$10.67	to	$10.67	$823	4.87%	1.20%	to	1.20%	(5.56)%	to	(5.56)%
2017	57		$11.30	to	$11.30	$641	3.54%	1.20%	to	1.20%	8.25%	to	8.25%
2016	28		$10.44	to	$10.21	$284	4.70%	0.45%	to	1.20%	12.51%	to	13.35%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
2020	7		$9.99	to	$11.22	$75	1.44%	0.20%	to	1.20%	5.36%	to	6.32%
2019	10		$9.48	to	$10.55	$96	2.56%	0.20%	to	1.20%	7.31%	to	8.39%
2018	10		$8.84	to	$9.73	$87	2.73%	0.20%	to	1.20%	(8.21)%	to	(7.28)%
2017	5		$9.63	to	$9.88	$44	2.05%	0.25%	to	1.20%	3.90%	to	4.88%
2016	4		$9.27	to	$9.42	$41	0.79%	0.25%	to	1.20%	(0.92)%	to	0.02%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
(Effective date 04/22/2016)
2020	3		$17.46	to	$17.46	$58	0.50%	1.20%	to	1.20%	15.95%	to	15.95%
2019	8		$15.06	to	$15.06	$121	0.96%	1.20%	to	1.20%	23.43%	to	23.43%
2018	10		$12.20	to	$12.20	$121	2.94%	1.20%	to	1.20%	(7.48)%	to	(7.48)%
2017	0	*	$13.18	to	$13.18	$5	1.09%	1.20%	to	1.20%	22.32%	to	22.32%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	6		$13.66	to	$13.66	$78	1.07%	1.20%	to	1.20%	10.67%	to	10.67%
2019	19		$12.34	to	$12.34	$230	1.97%	1.20%	to	1.20%	24.59%	to	24.59%
2018	18		$9.90	to	$9.90	$183	2.68%	1.20%	to	1.20%	(11.48)%	to	(11.48)%
2017	7		$11.19	to	$11.19	$76	2.64%	1.20%	to	1.20%	11.89%	to	11.89%
GREAT-WEST ARIEL MID CAP VALUE FUND
2020	9		$15.10	to	$24.13	$123	2.83%	0.45%	to	1.20%	7.78%	to	8.59%
2019	10		$11.81	to	$22.22	$128	1.27%	0.45%	to	1.20%	22.84%	to	23.77%
2018	5		$11.40	to	$9.62	$49	0.69%	1.20%	to	1.20%	(15.43)%	to	(15.43)%
2017	4		$13.49	to	$11.37	$42	2.39%	1.20%	to	1.20%	13.64%	to	13.64%
2016	4		$11.87	to	$10.01	$37	0.97%	1.20%	to	1.20%	11.70%	to	11.70%
GREAT-WEST BOND INDEX FUND
2020	51		$11.39	to	$11.79	$612	1.96%	0.20%	to	1.20%	5.77%	to	6.94%
2019	35		$10.77	to	$11.03	$393	1.11%	0.20%	to	1.20%	6.80%	to	7.88%
2018	28		$10.08	to	$10.22	$300	1.38%	0.20%	to	1.20%	(1.60)%	to	(0.61)%
2017	17		$10.25	to	$11.15	$184	0.86%	0.25%	to	1.20%	1.83%	to	2.79%
2016	17		$10.07	to	$10.84	$182	0.95%	0.25%	to	1.20%	0.73%	to	1.69%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	93		$11.56	to	$11.99	$1,075	1.11%	0.20%	to	1.20%	6.63%	to	7.72%
2019	71		$10.84	to	$10.84	$771	1.45%	1.20%	to	1.20%	9.89%	to	9.89%
2018	79		$9.86	to	$9.86	$783	2.37%	1.20%	to	1.20%	(4.47)%	to	(4.47)%
2017	57		$10.33	to	$10.33	$588	0.98%	1.20%	to	1.20%	3.25%	to	3.25%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	51		$11.66	to	$12.07	$606	2.13%	0.25%	to	1.20%	6.97%	to	7.90%
2019	54		$10.90	to	$11.19	$603	1.70%	0.25%	to	1.20%	10.21%	to	11.26%
2018	152		$9.89	to	$10.05	$1,513	3.04%	0.25%	to	1.20%	(4.31)%	to	(3.39)%
2017	73		$10.34	to	$10.41	$758	1.16%	0.25%	to	1.20%	3.41%	to	4.07%
GREAT-WEST CORE BOND FUND
2020	27		$11.74	to	$12.01	$332	3.25%	0.20%	to	1.20%	6.73%	to	7.80%
2019	19		$11.08	to	$11.14	$216	1.99%	0.20%	to	0.40%	8.76%	to	8.97%
2018	12		$11.37	to	$10.22	$128	2.49%	0.20%	to	0.25%	(1.46)%	to	(1.40)%
2017	9		$10.45	to	$10.37	$101	1.93%	0.20%	to	1.20%	2.66%	to	3.68%
2016	8		$10.18	to	$11.13	$90	2.33%	0.25%	to	1.20%	3.46%	to	4.44%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2020	5		$11.62	to	$11.93	$55	4.90%	0.20%	to	1.20%	18.17%	to	19.33%
2019	0	*	$9.83	to	$9.83	$5	1.24%	1.20%	to	1.20%	20.22%	to	20.22%
2018	0	*	$8.18	to	$8.18	$3	0.80%	1.20%	to	1.20%	(18.21)%	to	(18.21)%
GREAT-WEST GLOBAL BOND FUND
2020	37		$10.21	to	$11.06	$388	1.17%	0.20%	to	1.20%	4.12%	to	5.11%
2019	33		$9.81	to	$10.52	$328	3.58%	0.20%	to	1.20%	2.83%	to	3.86%
2018	43		$9.54	to	$9.54	$412	2.92%	1.20%	to	1.20%	(1.47)%	to	(1.47)%
2017	7		$9.69	to	$9.69	$71	1.63%	1.20%	to	1.20%	0.74%	to	0.74%
2016	5		$9.62	to	$9.62	$48	0.00%	1.20%	to	1.20%	1.75%	to	1.75%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2020	374		$9.73	to	$10.31	$3,744	0.31%	0.20%	to	1.20%	(0.91)%	to	0.05%
2019	457		$9.62	to	$10.30	$4,628	1.69%	0.20%	to	1.20%	0.53%	to	1.56%
2018	234		$9.57	to	$10.14	$2,339	1.42%	0.20%	to	1.20%	0.18%	to	1.18%
2017	361		$9.55	to	$10.02	$3,570	0.33%	0.20%	to	1.20%	(0.78)%	to	0.21%
2016	478		$9.83	to	$9.88	$4,693	0.00%	0.25%	to	1.20%	(1.20)%	to	(0.25)%
GREAT-WEST HIGH YIELD BOND FUND
2020	47		$13.58	to	$17.31	$622	3.79%	0.25%	to	1.20%	13.96%	to	10.54%
2019	70		$11.92	to	$15.66	$845	5.50%	0.25%	to	1.20%	13.04%	to	14.11%
2018	58		$10.55	to	$13.73	$626	7.87%	0.25%	to	1.20%	(5.08)%	to	(4.16)%
2017	39		$11.11	to	$14.32	$448	6.23%	0.25%	to	1.20%	5.36%	to	6.36%
2016	24		$10.55	to	$13.47	$282	6.35%	0.25%	to	1.20%	14.17%	to	15.25%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2020	3		$11.03	to	$11.33	$30	1.12%	0.20%	to	1.20%	6.29%	to	7.35%
2019	1		$10.38	to	$10.38	$12	1.49%	1.20%	to	1.20%	5.08%	to	5.08%
2018	1		$9.88	to	$9.88	$13	3.41%	1.20%	to	1.20%	(1.22)%	to	(1.22)%
GREAT-WEST INTERNATIONAL GROWTH FUND
2020	11		$15.33	to	$17.97	$182	0.00%	0.20%	to	1.20%	26.80%	to	28.10%
2019	8		$12.09	to	$12.09	$102	0.10%	1.20%	to	1.20%	32.46%	to	32.46%
2018	13		$9.12	to	$9.12	$121	0.00%	1.20%	to	1.20%	(17.87)%	to	(17.87)%
2017	2		$11.11	to	$11.11	$19	1.09%	1.20%	to	1.20%	25.11%	to	25.11%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST INTERNATIONAL INDEX FUND
2020	60	$11.97	to	$13.89	$824	1.81%	0.20%	to	1.20%	6.28%	to	7.31%
2019	70	$11.26	to	$12.94	$886	2.48%	0.20%	to	1.20%	19.80%	to	21.00%
2018	61	$9.40	to	$10.69	$668	1.90%	0.20%	to	1.20%	(14.87)%	to	(14.01)%
2017	45	$11.05	to	$15.51	$584	1.76%	0.25%	to	1.20%	23.14%	to	24.31%
2016	35	$8.97	to	$12.47	$388	2.10%	0.25%	to	1.20%	(0.55)%	to	0.40%
GREAT-WEST INTERNATIONAL VALUE FUND
2020	23	$13.52	to	$14.19	$335	0.84%	0.20%	to	1.20%	8.40%	to	9.55%
2019	40	$12.47	to	$12.95	$519	1.31%	0.20%	to	1.20%	20.61%	to	21.83%
2018	35	$10.34	to	$14.98	$373	1.50%	0.25%	to	1.20%	(16.59)%	to	(15.79)%
2017	24	$12.39	to	$17.78	$308	1.12%	0.25%	to	1.20%	24.97%	to	26.16%
2016	17	$9.92	to	$14.10	$181	1.18%	0.25%	to	1.20%	2.65%	to	3.62%
GREAT-WEST LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2020	29	$24.55	to	$24.87	$720	2.95%	0.20%	to	1.20%	39.80%	to	41.15%
2019	19	$17.56	to	$17.62	$340	0.19%	0.20%	to	1.20%	34.59%	to	35.93%
2018	20	$13.05	to	$12.96	$267	0.29%	0.20%	to	1.20%	(1.15)%	to	(0.15)%
2017	9	$13.20	to	$12.98	$116	1.58%	0.20%	to	1.20%	28.51%	to	29.79%
2016	2	$10.27	to	$10.27	$24	0.00%	1.20%	to	1.20%	2.73%	to	2.73%
GREAT-WEST LARGE CAP VALUE FUND
(Effective date 10/25/2019)
2020	59	$10.92	to	$11.02	$647	0.07%	0.45%	to	1.20%	2.46%	to	3.24%
2019	66	$10.66	to	$10.68	$709	0.00%	0.25%	to	1.20%	6.59%	to	6.77%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2020	23	$13.73	to	$13.73	$311	2.17%	1.20%	to	1.20%	10.03%	to	10.03%
2019	23	$12.48	to	$12.48	$283	1.90%	1.20%	to	1.20%	15.06%	to	15.06%
2018	23	$10.85	to	$10.85	$246	3.14%	1.20%	to	1.20%	(6.08)%	to	(6.08)%
2017	16	$11.55	to	$11.55	$185	2.24%	1.20%	to	1.20%	11.10%	to	11.10%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2020	45	$14.13	to	$14.13	$631	2.07%	1.20%	to	1.20%	10.92%	to	10.92%
2019	44	$12.74	to	$12.74	$562	1.53%	1.20%	to	1.20%	16.60%	to	16.60%
2018	44	$10.93	to	$10.93	$482	2.42%	1.20%	to	1.20%	(6.86)%	to	(6.86)%
2017	28	$11.73	to	$11.73	$333	3.47%	1.20%	to	1.20%	12.78%	to	12.78%
2016	7	$10.40	to	$10.40	$73	1.15%	1.20%	to	1.20%	4.04%	to	4.04%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2020	30	$14.69	to	$14.69	$447	2.23%	1.20%	to	1.20%	11.29%	to	11.29%
2019	30	$13.20	to	$13.20	$401	1.95%	1.20%	to	1.20%	18.57%	to	18.57%
2018	30	$11.13	to	$11.13	$339	3.43%	1.20%	to	1.20%	(7.85)%	to	(7.85)%
2017	17	$12.08	to	$12.08	$207	8.87%	1.20%	to	1.20%	14.79%	to	14.79%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2020	45	$15.10	to	$15.79	$690	2.54%	0.25%	to	1.20%	11.92%	to	13.00%
2019	26	$13.49	to	$13.97	$353	1.49%	0.25%	to	1.20%	20.71%	to	21.87%
2018	26	$11.17	to	$11.46	$290	1.64%	0.25%	to	1.20%	(8.97)%	to	(8.10)%
2017	16	$12.47	to	$12.47	$194	1.80%	0.25%	to	0.25%	18.07%	to	18.07%
2016	16	$10.56	to	$10.56	$164	1.18%	0.25%	to	0.25%	5.63%	to	5.63%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2020	1	$15.53	to	$15.53	$10	1.27%	1.20%	to	1.20%	12.23%	to	12.23%
2019	2	$13.84	to	$13.84	$21	1.99%	1.20%	to	1.20%	22.35%	to	22.35%
2018	1	$11.31	to	$11.31	$10	2.77%	1.20%	to	1.20%	(9.85)%	to	(9.85)%
2017	1	$12.55	to	$12.55	$11	2.73%	1.20%	to	1.20%	18.11%	to	18.11%
GREAT-WEST MID CAP VALUE FUND
2020	17	$13.08	to	$13.08	$228	0.73%	1.20%	to	1.20%	(1.50)%	to	(1.50)%
2019	23	$13.28	to	$13.28	$300	0.20%	1.20%	to	1.20%	19.05%	to	19.05%
2018	28	$11.16	to	$11.16	$316	5.17%	1.20%	to	1.20%	(13.36)%	to	(13.36)%
2017	10	$12.88	to	$12.88	$133	11.59%	1.20%	to	1.20%	15.59%	to	15.59%
2016	1	$11.14	to	$11.14	$13	3.64%	1.20%	to	1.20%	18.86%	to	18.86%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	1,075	$12.55	to	$13.02	$13,521	1.00%	0.20%	to	1.20%	9.68%	to	10.79%
2019	1,099	$11.44	to	$11.75	$12,578	0.95%	0.20%	to	1.20%	15.83%	to	16.99%
2018	1,019	$9.87	to	$10.04	$10,064	1.91%	0.20%	to	1.20%	(7.58)%	to	(6.64)%
2017	236	$10.68	to	$10.68	$2,516	2.32%	1.20%	to	1.20%	6.84%	to	6.84%
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	446	$12.65	to	$13.10	$5,653	1.61%	0.25%	to	1.20%	9.94%	to	10.97%
2019	480	$11.51	to	$11.81	$5,540	2.00%	0.25%	to	1.20%	16.12%	to	17.22%
2018	493	$9.91	to	$10.07	$4,893	3.15%	0.25%	to	1.20%	(7.41)%	to	(6.53)%
2017	392	$10.71	to	$10.78	$4,205	2.01%	0.25%	to	1.20%	7.09%	to	7.78%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2020	76	$13.02	to	$13.50	$1,009	1.82%	0.20%	to	1.20%	10.39%	to	11.50%
2019	128	$11.79	to	$12.11	$1,531	1.67%	0.20%	to	1.20%	18.90%	to	20.11%
2018	133	$9.91	to	$10.08	$1,336	2.82%	0.20%	to	1.20%	(8.73)%	to	(7.81)%
2017	109	$10.86	to	$10.93	$1,185	2.05%	0.25%	to	1.20%	8.61%	to	9.30%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2020	255	$12.00	to	$12.45	$3,121	0.74%	0.20%	to	1.20%	7.88%	to	8.98%
2019	166	$11.12	to	$11.42	$1,853	1.25%	0.20%	to	1.20%	12.79%	to	13.91%
2018	170	$9.86	to	$10.00	$1,680	2.64%	0.40%	to	1.20%	(6.02)%	to	(5.26)%
2017	63	$10.49	to	$10.49	$659	2.15%	1.20%	to	1.20%	4.94%	to	4.94%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2020	125	$12.13	to	$12.58	$1,544	1.67%	0.20%	to	1.20%	8.26%	to	9.35%
2019	55	$11.20	to	$11.20	$612	1.94%	1.20%	to	1.20%	13.09%	to	13.09%
2018	55	$9.90	to	$9.90	$545	2.95%	1.20%	to	1.20%	(5.86)%	to	(5.86)%
2017	31	$10.52	to	$10.52	$327	1.87%	1.20%	to	1.20%	5.21%	to	5.21%
GREAT-WEST MULTI-SECTOR BOND FUND
2020	67	$12.51	to	$16.05	$884	3.24%	0.25%	to	1.20%	8.37%	to	8.83%
2019	87	$11.54	to	$14.75	$1,056	1.68%	0.25%	to	1.20%	10.41%	to	11.45%
2018	81	$10.45	to	$13.23	$887	2.63%	0.25%	to	1.20%	(4.27)%	to	(3.34)%
2017	53	$10.92	to	$13.69	$620	1.86%	0.25%	to	1.20%	5.00%	to	6.01%
2016	28	$10.40	to	$12.92	$337	2.34%	0.25%	to	1.20%	10.07%	to	11.10%
GREAT-WEST REAL ESTATE INDEX FUND
2020	28	$11.01	to	$10.53	$310	1.63%	0.20%	to	1.20%	(12.64)%	to	(11.74)%
2019	41	$12.60	to	$11.93	$521	0.88%	0.20%	to	1.20%	20.93%	to	22.16%
2018	30	$10.42	to	$9.77	$314	2.04%	0.20%	to	1.20%	(5.99)%	to	(5.04)%
2017	24	$11.08	to	$12.99	$274	0.97%	0.25%	to	1.20%	1.87%	to	2.84%
2016	14	$10.88	to	$12.63	$156	1.81%	0.25%	to	1.20%	4.56%	to	5.56%
GREAT-WEST S&P 500® INDEX FUND
2020	626	$21.94	to	$17.62	$12,198	0.80%	0.20%	to	1.20%	16.37%	to	17.52%
2019	632	$18.85	to	$14.99	$10,470	0.71%	0.20%	to	1.20%	29.28%	to	30.58%
2018	608	$14.58	to	$11.48	$7,904	0.76%	0.20%	to	1.20%	(6.03)%	to	(5.08)%
2017	391	$15.52	to	$12.09	$5,716	0.94%	0.20%	to	1.20%	19.74%	to	20.93%
2016	163	$10.59	to	$18.14	$2,202	1.04%	0.25%	to	1.20%	9.94%	to	10.99%
GREAT-WEST S&P MID CAP 400® INDEX FUND
2020	153	$15.09	to	$14.40	$2,497	1.06%	0.20%	to	1.20%	11.78%	to	12.85%
2019	198	$13.50	to	$12.76	$2,741	0.30%	0.20%	to	1.20%	23.99%	to	25.24%
2018	176	$10.89	to	$10.19	$2,030	0.70%	0.20%	to	1.20%	(12.63)%	to	(11.74)%
2017	136	$12.47	to	$11.54	$1,841	0.65%	0.20%	to	1.20%	14.27%	to	15.41%
2016	53	$10.91	to	$18.50	$647	0.59%	0.25%	to	1.20%	18.54%	to	19.67%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2020	144	$15.20	to	$13.81	$2,462	1.57%	0.20%	to	1.20%	9.60%	to	10.73%
2019	162	$13.87	to	$12.47	$2,411	0.61%	0.20%	to	1.20%	20.83%	to	22.05%
2018	147	$11.48	to	$10.22	$1,891	1.27%	0.20%	to	1.20%	(10.08)%	to	(9.17)%
2017	107	$12.77	to	$11.25	$1,612	1.96%	0.20%	to	1.20%	11.41%	to	12.52%
2016	43	$11.46	to	$19.67	$619	1.05%	0.25%	to	1.20%	24.24%	to	25.42%
GREAT-WEST SECUREFOUNDATION®BALANCED FUND
2020	1,564	$15.17	to	$14.08	$22,303	2.14%	0.20%	to	1.20%	12.19%	to	13.35%
2019	1,730	$13.52	to	$12.42	$21,949	1.97%	0.20%	to	1.20%	16.07%	to	17.23%
2018	1,655	$11.65	to	$10.60	$18,073	2.37%	0.20%	to	1.20%	(6.67)%	to	(5.72)%
2017	1,095	$12.48	to	$11.24	$12,753	2.15%	0.20%	to	1.20%	11.30%	to	12.41%
2016	777	$10.26	to	$14.05	$8,114	2.57%	0.25%	to	1.20%	7.07%	to	8.09%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST SHORT DURATION BOND FUND
2020	120	$10.75	to	$11.23	$1,371	2.06%	0.20%	to	1.20%	3.40%	to	4.42%
2019	92	$10.40	to	$10.75	$1,027	2.08%	0.20%	to	1.20%	4.14%	to	5.20%
2018	99	$9.99	to	$10.22	$1,052	1.89%	0.20%	to	1.20%	(0.58)%	to	0.42%
2017	99	$10.05	to	$10.18	$1,049	1.03%	0.20%	to	1.20%	0.74%	to	1.76%
2016	9	$9.97	to	$10.79	$95	1.47%	0.25%	to	1.20%	0.49%	to	1.45%
GREAT-WEST SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2020	5	$21.60	to	$22.37	$111	7.03%	0.45%	to	1.20%	35.24%	to	36.32%
2019	9	$15.97	to	$16.41	$140	0.00%	0.45%	to	1.20%	25.77%	to	26.71%
2018	8	$12.70	to	$12.95	$108	7.47%	0.45%	to	1.20%	(4.15)%	to	(3.43)%
2017	2	$13.25	to	$13.25	$20	0.00%	1.20%	to	1.20%	20.05%	to	20.05%
2016	1	$11.03	to	$11.03	$15	0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST SMALL CAP VALUE FUND
2020	30	$12.88	to	$11.73	$406	0.00%	0.20%	to	1.20%	1.96%	to	2.93%
2019	14	$12.63	to	$11.40	$177	0.00%	0.20%	to	1.20%	23.18%	to	24.42%
2018	13	$10.25	to	$17.15	$142	0.00%	0.25%	to	1.20%	(17.20)%	to	(16.41)%
2017	19	$12.38	to	$20.52	$238	0.07%	0.25%	to	1.20%	8.43%	to	9.47%
2016	11	$11.42	to	$18.74	$142	0.07%	0.25%	to	1.20%	24.32%	to	25.52%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2020	56	$19.10	to	$36.32	$1,257	0.00%	0.25%	to	1.20%	22.62%	to	23.79%
2019	53	$15.58	to	$29.34	$979	0.01%	0.25%	to	1.20%	29.72%	to	30.95%
2018	52	$12.01	to	$22.40	$738	0.09%	0.25%	to	1.20%	(3.50)%	to	(2.57)%
2017	23	$12.45	to	$23.00	$408	0.33%	0.25%	to	1.20%	22.96%	to	24.12%
2016	11	$10.12	to	$18.53	$176	0.05%	0.25%	to	1.20%	4.91%	to	5.92%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2020	55	$11.01	to	$11.45	$645	0.92%	0.20%	to	1.20%	4.62%	to	5.69%
2019	94	$10.52	to	$10.83	$1,031	1.56%	0.20%	to	1.20%	4.85%	to	5.92%
2018	96	$10.03	to	$10.23	$996	1.64%	0.20%	to	1.20%	(0.74)%	to	0.26%
2017	55	$10.83	to	$10.20	$582	1.25%	0.20%	to	0.45%	1.76%	to	2.01%
2016	8	$10.64	to	$10.75	$87	1.51%	0.25%	to	0.45%	0.78%	to	0.97%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
(Effective date 04/28/2017)
2020	11	$13.40	to	$13.40	$146	0.72%	1.20%	to	1.20%	19.64%	to	19.64%
2019	12	$11.20	to	$11.20	$132	0.69%	1.20%	to	1.20%	26.43%	to	26.43%
2018	13	$8.86	to	$8.86	$117	0.42%	1.20%	to	1.20%	(20.52)%	to	(20.52)%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2020	42	$17.84	to	$15.26	$645	0.42%	0.20%	to	1.20%	18.22%	to	19.40%
2019	48	$15.09	to	$15.09	$612	0.00%	1.20%	to	1.20%	24.62%	to	24.62%
2018	38	$10.31	to	$12.11	$393	0.05%	1.20%	to	1.20%	(11.61)%	to	(11.61)%
2017	11	$13.70	to	$11.67	$132	0.67%	1.20%	to	1.20%	12.56%	to	12.56%
2016	6	$12.17	to	$10.37	$63	0.05%	1.20%	to	1.20%	16.27%	to	16.26%
INVESCO OPPENHEIMER V.I. TOTAL RETURN BOND FUND
(Effective date 04/28/2017)
2020	1	$11.57	to	$11.57	$17	3.14%	1.20%	to	1.20%	8.13%	to	8.13%
2019	2	$10.70	to	$10.70	$16	3.83%	1.20%	to	1.20%	7.95%	to	7.95%
INVESCO V.I. GLOBAL REAL ESTATE FUND
2020	3	$10.51	to	$15.59	$41	5.12%	0.25%	to	1.20%	(13.57)%	to	(12.80)%
2019	3	$12.16	to	$17.88	$47	3.53%	0.25%	to	1.20%	21.19%	to	22.34%
2018	3	$10.04	to	$14.61	$39	3.71%	0.25%	to	1.20%	(7.46)%	to	(6.57)%
2017	2	$10.85	to	$11.78	$25	2.90%	1.00%	to	1.20%	11.39%	to	11.58%
2016	3	$9.74	to	$10.56	$33	0.04%	1.00%	to	1.20%	0.61%	to	0.82%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. GROWTH & INCOME FUND
2020	40	$12.96	to	$12.43	$676	2.09%	0.20%	to	1.20%	0.64%	to	1.63%
2019	44	$12.88	to	$12.23	$724	1.56%	0.20%	to	1.20%	23.36%	to	24.61%
2018	46	$10.44	to	$9.81	$604	1.83%	0.20%	to	1.20%	(14.63)%	to	(13.77)%
2017	38	$12.23	to	$11.38	$616	1.61%	0.20%	to	1.20%	12.68%	to	13.81%
2016	6	$10.85	to	$18.38	$110	0.80%	0.25%	to	1.20%	18.00%	to	19.13%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. INTERNATIONAL GROWTH FUND
2020	13	$13.01	to	$18.83	$219	2.39%	0.25%	to	1.20%	12.36%	to	13.42%
2019	13	$11.58	to	$16.60	$195	1.31%	0.25%	to	1.20%	26.72%	to	27.92%
2018	13	$9.14	to	$12.97	$154	1.89%	0.25%	to	1.20%	(16.23)%	to	(15.42)%
2017	12	$10.91	to	$15.34	$163	1.35%	0.25%	to	1.20%	21.27%	to	22.42%
2016	9	$8.99	to	$12.53	$108	1.20%	0.25%	to	1.20%	(1.88)%	to	(0.95)%
INVESCO V.I. SMALL CAP EQUITY FUND
2020	1	$14.31	to	$14.31	$13	0.03%	1.20%	to	1.20%	25.38%	to	25.38%
2019	1	$11.41	to	$11.41	$11	0.00%	1.20%	to	1.20%	24.82%	to	24.82%
2018	1	$9.14	to	$9.14	$9	0.00%	1.20%	to	1.20%	(16.30)%	to	(16.30)%
2017	1	$10.92	to	$10.92	$10	0.00%	1.20%	to	1.20%	12.38%	to	12.38%
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2020	9	$4.27	to	$4.27	$37	1.41%	1.20%	to	1.20%	(37.55)%	to	(37.55)%
2019	15	$6.84	to	$6.84	$106	0.00%	1.20%	to	1.20%	2.24%	to	2.24%
2018	19	$6.69	to	$6.69	$125	0.00%	1.20%	to	1.20%	(34.92)%	to	(34.92)%
2017	11	$10.29	to	$10.29	$118	1.09%	1.20%	to	1.20%	(13.68)%	to	(13.68)%
2016	4	$11.92	to	$11.98	$43	0.00%	0.45%	to	1.20%	19.19%	to	19.80%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2020	90	$15.91	to	$16.41	$1,662	2.33%	0.20%	to	1.20%	12.65%	to	13.80%
2019	80	$14.12	to	$14.42	$1,325	1.65%	0.20%	to	1.20%	20.81%	to	22.03%
2018	78	$11.68	to	$11.82	$1,070	1.83%	0.20%	to	1.20%	(0.77)%	to	0.23%
2017	245	$11.78	to	$11.79	$3,039	1.41%	0.20%	to	1.20%	16.73%	to	17.90%
2016	26	$10.09	to	$14.67	$379	2.02%	0.25%	to	1.20%	3.08%	to	4.07%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO SERVICE SHARES
2020	61	$20.69	to	$20.17	$1,250	0.05%	0.20%	to	1.20%	17.74%	to	18.95%
2019	67	$17.57	to	$16.96	$1,182	0.05%	0.20%	to	1.20%	33.54%	to	34.89%
2018	45	$13.15	to	$12.57	$591	0.13%	0.20%	to	1.20%	(1.85)%	to	(0.88)%
2017	12	$13.40	to	$12.69	$167	0.45%	0.20%	to	1.20%	25.58%	to	26.85%
2016	11	$10.67	to	$10.87	$118	0.02%	0.45%	to	1.20%	10.76%	to	11.60%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2020	94	$11.73	to	$13.81	$1,108	3.19%	0.25%	to	1.20%	8.97%	to	9.95%
2019	50	$10.76	to	$12.56	$538	2.83%	0.25%	to	1.20%	7.98%	to	9.01%
2018	51	$9.97	to	$10.16	$508	3.35%	0.20%	to	1.20%	(2.48)%	to	(1.46)%
2017	17	$10.22	to	$10.32	$180	2.47%	0.20%	to	1.20%	2.13%	to	3.15%
2016	14	$10.01	to	$10.01	$145	2.39%	1.20%	to	1.20%	1.00%	to	1.00%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2020	3	$26.25	to	$26.25	$78	1.50%	1.40%	to	1.40%	14.67%	to	14.67%
2019	3	$22.89	to	$22.89	$68	1.92%	1.40%	to	1.40%	25.25%	to	25.25%
2018	3	$18.27	to	$18.27	$54	1.76%	1.40%	to	1.40%	(16.13)%	to	(16.13)%
2017	3	$21.79	to	$21.79	$65	1.66%	1.40%	to	1.40%	29.30%	to	29.30%
2016	3	$16.85	to	$16.85	$50	4.68%	1.40%	to	1.40%	(7.75)%	to	(7.75)%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2020	3	$11.73	to	$11.73	$35	3.36%	1.20%	to	1.20%	3.93%	to	3.93%
2019	4	$11.29	to	$11.29	$46	3.15%	1.20%	to	1.20%	12.90%	to	12.90%
2018	4	$10.00	to	$10.00	$42	0.00%	1.20%	to	1.20%	(6.05)%	to	(6.05)%
(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2020	11		$11.79	to	$11.79	$133	0.80%	1.20%	to	1.20%	11.96%	to	11.96%
2019	1		$10.53	to	$10.53	$11	0.12%	1.20%	to	1.20%	22.76%	to	22.76%
2018	1		$8.58	to	$8.58	$5	0.00%	1.20%	to	1.20%	(14.24)%	to	(14.24)%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
2020	2		$29.04	to	$30.92	$59	0.00%	0.25%	to	1.20%	70.54%	to	72.19%
2019	2		$17.03	to	$17.96	$34	0.00%	0.25%	to	1.20%	30.19%	to	31.44%
2018	2		$13.08	to	$13.67	$26	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
2017	2		$12.62	to	$13.06	$25	0.00%	0.25%	to	1.20%	28.38%	to	29.59%
2016	2		$9.83	to	$10.08	$19	0.00%	0.25%	to	1.20%	(3.77)%	to	(2.85)%
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2020	10		$16.46	to	$16.31	$160	1.51%	0.20%	to	1.20%	13.66%	to	14.83%
2019	12		$14.48	to	$14.20	$181	0.78%	0.20%	to	1.20%	27.33%	to	28.61%
2018	8		$11.37	to	$11.04	$94	1.10%	0.20%	to	1.20%	(9.10)%	to	(8.18)%
2017	1		$12.51	to	$12.51	$14	1.30%	1.20%	to	1.20%	19.05%	to	19.05%
2016	1		$10.51	to	$10.51	$12	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2020	76		$29.01	to	$27.78	$2,227	0.00%	0.20%	to	1.20%	44.67%	to	46.12%
2019	79		$20.05	to	$19.01	$1,577	0.00%	0.20%	to	1.20%	34.26%	to	35.61%
2018	87		$14.93	to	$14.02	$1,311	0.00%	0.20%	to	1.20%	0.30%	to	1.32%
2017	57		$14.89	to	$13.84	$850	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	60		$10.87	to	$10.94	$656	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2020	8		$12.92	to	$13.40	$101	0.66%	0.20%	to	1.20%	0.90%	to	1.98%
2019	9		$12.80	to	$13.14	$114	0.50%	0.20%	to	1.20%	24.85%	to	26.10%
2018	5		$10.25	to	$10.42	$53	0.62%	0.20%	to	1.20%	(6.49)%	to	(5.54)%
2017	3		$10.96	to	$10.96	$28	0.00%	1.20%	to	1.20%	9.62%	to	9.62%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
2020	11		$16.57	to	$28.57	$186	0.42%	0.25%	to	1.20%	17.86%	to	18.99%
2019	11		$14.06	to	$24.01	$158	0.29%	0.25%	to	1.20%	24.08%	to	25.26%
2018	11		$11.33	to	$19.17	$127	0.22%	0.25%	to	1.20%	(7.07)%	to	(6.17)%
2017	1		$20.44	to	$20.44	$17	0.35%	0.25%	to	0.25%	17.82%	to	17.82%
2016	1		$17.34	to	$17.34	$14	0.49%	0.25%	to	0.25%	9.37%	to	9.37%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2020	0	*	$14.62	to	$14.62	$6	1.79%	1.40%	to	1.40%	11.31%	to	11.31%
2019	0	*	$13.13	to	$13.13	$6	2.16%	1.40%	to	1.40%	20.88%	to	20.88%
2018	0	*	$10.86	to	$10.86	$5	0.35%	1.40%	to	1.40%	(18.86)%	to	(18.86)%
2017	0	*	$13.39	to	$13.39	$6	0.96%	1.40%	to	1.40%	39.15%	to	39.15%
2016	0	*	$9.62	to	$9.62	$4	0.80%	1.40%	to	1.40%	(3.82)%	to	(3.82)%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2020	12		$8.34	to	$5.88	$99	6.71%	0.25%	to	1.20%	(0.01)%	to	0.96%
2019	13		$8.34	to	$5.82	$106	4.31%	0.25%	to	1.20%	10.02%	to	11.07%
2018	15		$7.58	to	$5.24	$111	1.83%	0.25%	to	1.20%	(15.23)%	to	(14.41)%
2017	6		$8.94	to	$6.12	$49	10.67%	0.25%	to	1.20%	0.83%	to	1.80%
2016	4		$8.87	to	$6.01	$33	0.53%	0.25%	to	1.20%	13.49%	to	14.58%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2020	10		$12.57	to	$12.57	$128	1.71%	1.20%	to	1.20%	15.84%	to	15.84%
2019	7		$10.85	to	$10.85	$73	1.58%	1.20%	to	1.20%	11.86%	to	11.86%
2018	4		$9.70	to	$9.70	$43	2.30%	1.20%	to	1.20%	(3.66)%	to	(3.66)%
2017	4		$10.06	to	$10.06	$43	2.07%	1.20%	to	1.20%	7.56%	to	7.56%
2016	5		$9.36	to	$9.36	$43	0.80%	1.20%	to	1.20%	(6.43)%	to	(6.43)%
PIMCO VIT LOW DURATION PORTFOLIO
2020	35		$10.22	to	$10.77	$384	1.18%	0.20%	to	1.20%	1.69%	to	2.72%
2019	31		$10.05	to	$10.48	$334	2.67%	0.20%	to	1.20%	2.68%	to	3.71%
2018	32		$9.79	to	$10.11	$339	1.83%	0.20%	to	1.20%	(0.96)%	to	0.04%
2017	29		$10.57	to	$10.57	$307	1.24%	0.45%	to	0.45%	0.79%	to	0.79%
2016	33		$9.88	to	$10.49	$341	1.37%	0.45%	to	1.20%	0.10%	to	0.85%
PIMCO VIT REAL RETURN PORTFOLIO
2020	4		$11.67	to	$11.67	$46	1.48%	1.20%	to	1.20%	10.24%	to	10.24%
2019	4		$10.59	to	$10.59	$42	1.57%	1.20%	to	1.20%	7.04%	to	7.04%
2018	3		$9.89	to	$9.89	$31	1.70%	1.20%	to	1.20%	(3.47)%	to	(3.47)%
PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2020	7		$10.50	to	$10.80	$77	1.26%	0.20%	to	1.20%	0.87%	to	1.96%
2019	7		$10.41	to	$10.59	$72	2.38%	0.20%	to	1.20%	1.47%	to	2.49%
2018	5		$10.25	to	$10.34	$50	1.42%	0.20%	to	1.20%	0.20%	to	1.23%
PIMCO VIT TOTAL RETURN PORTFOLIO
2020	68		$11.69	to	$12.14	$853	2.20%	0.20%	to	1.20%	7.27%	to	8.32%
2019	63		$10.90	to	$12.61	$732	2.91%	0.25%	to	1.20%	6.96%	to	7.98%
2018	62		$10.19	to	$11.68	$679	2.50%	0.25%	to	1.20%	(1.83)%	to	(0.88)%
2017	35		$10.38	to	$11.78	$401	1.79%	0.25%	to	1.20%	3.57%	to	4.55%
2016	40		$10.03	to	$11.27	$442	1.94%	0.25%	to	1.20%	1.37%	to	2.32%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2020	4		$13.74	to	$13.74	$56	1.84%	1.20%	to	1.20%	4.52%	to	4.52%
2019	4		$13.15	to	$13.15	$54	2.26%	1.20%	to	1.20%	28.85%	to	28.85%
2018	6		$10.20	to	$10.20	$59	0.69%	1.20%	to	1.20%	(9.59)%	to	(9.59)%
2017	6		$11.29	to	$11.29	$66	0.00%	1.20%	to	1.20%	12.86%	to	12.86%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2020	7		$13.50	to	$13.50	$95	1.97%	1.20%	to	1.20%	11.01%	to	11.01%
2019	7		$12.16	to	$12.16	$86	1.42%	1.20%	to	1.20%	15.73%	to	15.73%
2018	7		$10.51	to	$10.51	$74	0.00%	1.20%	to	1.20%	(8.37)%	to	(8.37)%
PUTNAM VT GLOBAL EQUITY FUND
2020	2		$13.56	to	$13.56	$32	0.18%	1.20%	to	1.20%	8.75%	to	8.75%
2019	2		$12.47	to	$12.47	$29	0.00%	1.20%	to	1.20%	25.09%	to	25.09%
2018	2		$9.97	to	$9.97	$24	0.30%	1.20%	to	1.20%	(13.49)%	to	(13.49)%
2017	0	*	$11.52	to	$11.52	$4	0.00%	1.20%	to	1.20%	26.85%	to	26.85%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT GROWTH OPPORTUNITIES FUND
2020	57		$24.36	to	$25.22	$1,385	0.04%	0.20%	to	1.20%	37.08%	to	38.40%
2019	76		$17.77	to	$18.22	$1,362	0.11%	0.20%	to	1.20%	35.11%	to	36.47%
2018	56		$13.15	to	$13.15	$738	0.00%	1.20%	to	1.20%	1.15%	to	1.15%
2017	28		$13.01	to	$13.01	$366	0.06%	1.20%	to	1.20%	29.35%	to	29.35%
2016	5		$10.05	to	$10.05	$48	0.00%	1.20%	to	1.20%	5.24%	to	5.24%
PUTNAM VT INCOME FUND
2020	4		$11.71	to	$11.84	$48	4.50%	1.00%	to	1.20%	4.44%	to	4.63%
2019	7		$11.21	to	$11.32	$81	3.26%	1.00%	to	1.20%	10.57%	to	10.78%
2018	6		$10.14	to	$10.21	$58	3.14%	1.00%	to	1.20%	(1.01)%	to	(0.82)%
2017	5		$10.24	to	$10.30	$52	3.56%	1.00%	to	1.20%	4.34%	to	4.54%
2016	3		$9.81	to	$9.85	$32	4.12%	1.00%	to	1.20%	0.78%	to	0.97%
PUTNAM VT INTERNATIONAL EQUITY FUND
2020	1		$11.90	to	$14.25	$16	1.29%	0.20%	to	1.20%	10.72%	to	11.84%
2019	7		$10.75	to	$12.74	$75	1.24%	0.20%	to	1.20%	23.66%	to	24.90%
2018	7		$8.69	to	$10.20	$64	1.45%	0.20%	to	1.20%	(20.09)%	to	(19.27)%
2017	6		$10.88	to	$11.09	$62	0.21%	0.45%	to	1.20%	25.09%	to	26.01%
2016	1		$8.69	to	$8.69	$5	0.00%	1.20%	to	1.20%	(3.61)%	to	(3.61)%
PUTNAM VT INTERNATIONAL GROWTH FUND
2020	1		$14.77	to	$14.77	$13	0.04%	1.20%	to	1.20%	26.45%	to	26.45%
2019	1		$11.68	to	$11.68	$10	0.00%	1.20%	to	1.20%	23.44%	to	23.44%
2018	1		$9.46	to	$9.46	$8	0.00%	1.20%	to	1.20%	(19.62)%	to	(19.62)%
2017	1		$11.77	to	$11.77	$10	2.12%	1.20%	to	1.20%	33.43%	to	33.43%
2016	13		$8.83	to	$11.93	$157	0.04%	0.45%	to	1.20%	(7.82)%	to	(7.13)%
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 04/22/2016)
2020	1		$12.13	to	$12.13	$7	2.66%	1.20%	to	1.20%	2.66%	to	2.66%
2019	1		$11.82	to	$11.82	$7	2.63%	1.20%	to	1.20%	18.79%	to	18.79%
2018	1		$9.95	to	$9.95	$6	2.05%	1.20%	to	1.20%	(18.61)%	to	(18.61)%
PUTNAM VT MORTGAGE SECURITIES FUND
2020	8		$10.48	to	$10.48	$82	10.06%	1.20%	to	1.20%	(2.69)%	to	(2.69)%
2019	8		$10.77	to	$10.77	$85	2.17%	1.20%	to	1.20%	11.86%	to	11.86%
2018	8		$9.63	to	$9.63	$76	2.88%	1.20%	to	1.20%	(2.09)%	to	(2.09)%
2017	2		$9.84	to	$9.84	$16	0.00%	1.20%	to	1.20%	0.75%	to	0.75%
PUTNAM VT MULTI-CAP CORE FUND
2020	4		$17.31	to	$17.31	$78	1.03%	1.20%	to	1.20%	15.91%	to	15.91%
2019	6		$14.93	to	$14.93	$87	1.10%	1.20%	to	1.20%	30.06%	to	30.06%
2018	6		$11.48	to	$11.48	$68	1.04%	1.20%	to	1.20%	(8.74)%	to	(8.74)%
2017	4		$12.58	to	$12.58	$52	1.07%	1.20%	to	1.20%	21.39%	to	21.39%
2016	4		$10.36	to	$10.36	$43	0.99%	1.20%	to	1.20%	10.72%	to	10.72%
PUTNAM VT RESEARCH FUND
2020	0	*	$18.17	to	$18.17	$6	0.66%	1.20%	to	1.20%	18.46%	to	18.46%
2019	0	*	$15.34	to	$15.34	$6	0.00%	1.20%	to	1.20%	31.66%	to	31.66%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT SMALL CAP GROWTH FUND
2020	2		$18.94	to	$18.94	$30	0.00%	1.20%	to	1.20%	46.57%	to	46.57%
2019	2		$12.92	to	$12.92	$22	0.00%	1.20%	to	1.20%	35.81%	to	35.81%
2018	2		$9.51	to	$9.51	$16	0.00%	1.20%	to	1.20%	(14.88)%	to	(14.88)%
2017	1		$11.17	to	$11.17	$15	0.11%	1.20%	to	1.20%	6.64%	to	6.64%
2016	0	*	$10.48	to	$10.48	$1	0.83%	1.20%	to	1.20%	14.15%	to	14.15%
PUTNAM VT SMALL CAP VALUE FUND
2020	12		$12.24	to	$12.24	$147	1.05%	1.20%	to	1.20%	2.75%	to	2.75%
2019	12		$11.91	to	$11.91	$142	0.64%	1.20%	to	1.20%	22.76%	to	22.76%
2018	12		$9.70	to	$9.70	$112	0.40%	1.20%	to	1.20%	(20.89)%	to	(20.89)%
2017	8		$12.27	to	$12.27	$97	1.05%	1.20%	to	1.20%	6.59%	to	6.59%
2016	21		$11.83	to	$11.83	$249	0.00%	0.45%	to	0.45%	26.93%	to	26.93%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
2020	235		$22.52	to	$23.77	$5,533	0.00%	0.20%	to	1.20%	32.31%	to	33.67%
2019	222		$17.02	to	$17.78	$3,943	0.00%	0.20%	to	1.20%	28.03%	to	29.32%
2018	213		$13.29	to	$13.75	$2,964	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
2017	84		$13.24	to	$13.56	$1,229	0.00%	0.20%	to	1.20%	34.20%	to	35.55%
2016	30		$9.86	to	$12.45	$331	0.00%	0.25%	to	1.20%	(0.65)%	to	0.28%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2020	73		$19.49	to	$21.18	$1,512	0.00%	0.20%	to	1.20%	27.74%	to	29.00%
2019	71		$15.26	to	$16.42	$1,147	0.00%	0.20%	to	1.20%	27.10%	to	28.38%
2018	60		$12.01	to	$12.79	$778	0.00%	0.20%	to	1.20%	(0.36)%	to	0.65%
2017	29		$12.05	to	$12.71	$400	0.00%	0.20%	to	1.20%	25.79%	to	27.05%
2016	12		$9.58	to	$23.92	$155	0.00%	0.25%	to	1.20%	(4.20)%	to	(10.94)%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	24		$8.95	to	$9.23	$214	0.72%	0.20%	to	1.20%	17.40%	to	18.59%
2019	30		$7.62	to	$5.44	$226	0.00%	1.20%	to	1.20%	10.23%	to	10.21%
2018	33		$6.91	to	$4.94	$225	0.00%	1.20%	to	1.20%	(29.29)%	to	(29.28)%
2017	20		$9.78	to	$6.98	$190	0.00%	1.20%	to	1.20%	(3.13)%	to	(3.14)%
2016	4		$10.09	to	$7.21	$36	0.11%	1.20%	to	1.20%	41.70%	to	41.70%

* The Investment Division has units that round to less than 1,000 units.

(Concluded)

Great-West Life & Annuity Insurance Company of New York

(A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019 and Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of Three Years in the Period Ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

We have audited the accompanying statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

The Company engages in various related-party transaction with affiliates under common control as discussed in Note 1 to the statutory financial statements. The accompanying statutory financial statements are not necessarily indicative of the conditions that would have existed or the results of operations that would prevail if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2020 audit was conducted for the purpose of forming an opinion on the 2020 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, the supplemental schedule of selected financial data, and the supplemental schedule regarding reinsurance contracts with risk-limiting features as of and for the year ended December 31, 2020 are presented for purposes of additional analysis and are not a required part of the 2020 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2020 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2020 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
April 1, 2021

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Admitted assets:

Cash and invested assets:

Bonds	$1,868,877	$842,567

Preferred stock	842	—

Mortgage loans (net of allowances of $20 and $20)	238,564	39,456

Contract loans	16,034	19,347

Cash, cash equivalents and short-term investments	516,224	29,568

Securities lending collateral assets	3,794	2,070

Other invested assets	19,670	2,237

Total cash and invested assets	2,664,005	935,245

Investment income due and accrued	14,215	6,728

Premiums deferred and uncollected	384	390

Funds held or deposited with reinsured companies	256,739	—

Current federal income taxes recoverable from affiliate	473	—

Deferred income taxes	3,691	1,087

Due from affiliates	12	2,048

Other assets	4,341	8,298

Assets from separate accounts	674,708	680,648

Total admitted assets	$3,618,568	$1,634,444

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2020 and 2019

(In Thousands, Except Share Amounts)

	December 31,
	2020	2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$2,163,678	$815,878

Life and accident and health policy and contract claims	1,360	356

Liability for deposit-type contracts	447,107	1,246

Provision for policyholders’ dividends	1,800	2,300

Asset valuation reserve	8,238	5,239

Interest maintenance reserve	94,771	3,346

Due to parent and affiliates	1,743	4,790

Payable for securities lending collateral	3,794	2,070

Current federal income taxes payable to affiliate	—	13

Other liabilities	32,192	4,862

Liabilities from separate accounts	674,554	680,509

Total liabilities	3,429,237	1,520,609

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Gross paid in and contributed surplus	253,014	32,450

Unassigned funds	(66,183)	78,885

Total capital and surplus	189,331	113,835

Total liabilities, capital and surplus	$3,618,568	$1,634,444

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Income:

Premium income and annuity considerations	$1,653,527	$(395,942)	$267,967

Net investment income	31,020	39,787	50,307

Amortization of interest maintenance reserve	5,230	778	1,236

Commission and expense allowances on reinsurance ceded	6,315	5,750	101

Fee income from separate accounts	1,693	2,713	4,017

Other income	5,459	10,439	10,965

Total income	1,703,244	(336,475)	334,593

Expenses:

Death benefits	7,967	6,745	10,778

Annuity benefits	1,597	4,815	10,660

Surrender benefits	239,470	278,998	222,163

Increase (decrease) in aggregate reserves for life and accident and health policies and contracts	1,347,799	(577,236)	72,545

Other benefits	190	159	221

Total benefits	1,597,023	(286,519)	316,367

Commissions	191,136	12,711	14,482

Other insurance expenses	14,276	13,273	16,251

Net transfers from separate accounts	(49,023)	(69,379)	(10,143)

Interest maintenance reserve reinsurance activity	92,485	(21,652)	—

Total benefits and expenses	1,845,897	(351,566)	336,957

Net (loss) gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	(142,653)	15,091	(2,364)

Dividends to policyholders	1,498	1,938	2,132

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized (losses) capital gains	(144,151)	13,153	(4,496)

Federal income tax (benefit) expense	316	(13,275)	952

Net (loss) gain from operations before net realized capital (losses) gains	(144,467)	26,428	(5,448)

Net realized capital (losses) gains, less tax benefits of $0, $159, and $46, and transfers to interest maintenance reserve	—	(596)	(176)

Net (loss) income	$(144,467)	$25,832	$(5,624)

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018

Capital and surplus, beginning of year	$113,835	$81,442	$87,514

Net (loss) income	(144,467)	25,832	(5,624)

Change in net unrealized capital losses, net of income taxes	(86)	—	—

Change in net deferred income taxes	12,812	(12,707)	2,613

Change in non-admitted assets	(10,372)	7,891	(2,271)

Change in asset valuation reserve	(2,999)	2,699	(782)

Surplus paid in	220,564	—	—

Change in surplus as a result of reinsurance	29	8,663	—

Changes in capital and surplus as a result of separate accounts	15	15	(8)

Net change in capital and surplus for the year	75,496	32,393	(6,072)

Capital and surplus, end of year	$189,331	$113,835	$81,442

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Operating activities:

Premium income	$675,322	$207,985	$267,526

Investment income received, net of investment expenses paid	31,407	39,793	50,757

Other miscellaneous income received	18,101	22,959	15,083

Benefit and loss related payments	(248,611)	(289,357)	(233,651)

Net transfers from separate accounts	49,035	72,965	8,903

Commissions, other expenses and taxes paid	(204,826)	(24,982)	(30,893)

Dividends paid to policyholders	(1,998)	(2,239)	(2,632)

Federal income taxes (paid) received, net	(1,911)	8,353	(512)

Net cash provided by operating activities	316,519	35,477	74,581

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	119,142	142,434	83,327

Mortgage loans	1,622	25,136	19,705

Other	—	3	394

Cost of investments acquired:

Bonds	(171,055)	(252,696)	(122,177)

Mortgage loans	(4,000)	—	(5,000)

Other	91	(153)	—

Net change in contract loans	403	197	26

Net cash used in investing activities	$(53,797)	$(85,079)	$(23,725)

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2020, 2019 and 2018

(In Thousands)

	Year Ended December 31,
	2020	2019	2018
Financing and miscellaneous activities:

Capital and paid in surplus	$220,564	$—	$—

Deposit-type contract withdrawals, net of deposits	(50)	(174)	(334)

Other	3,420	(204)	1,215

Net cash provided by (used in) financing and miscellaneous activities	223,934	(378)	881

Net increase (decrease) in cash, cash equivalents and short-term investments	486,656	(49,980)	51,737

Cash, cash equivalents and short-term investments:

Beginning of year	29,568	79,548	27,811

End of year	$516,224	$29,568	$79,548

In 2020, non-cash transfers of $1,193 million of assets and liabilities occurred as a part of the MassMutual transaction. In 2019, non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the MassMutual and Protective transactions.

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the “Department”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective December 31, 2020, the Company completed the acquisition, via indemnity reinsurance (“the MassMutual transaction”), of the retirement services business of Massachusetts Mutual Life Insurance Company (“MassMutual”). The Company has now assumed the economics and risks associated with the reinsurance business. Per the transaction agreement, the Company acquired Statutory assets equal to liabilities. The business assumed is primarily group annuities. See Note 8 for further discussion of the MassMutual transaction.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the “Protective transaction”), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company (“Protective”) who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Statutory Capital and Surplus		Statutory Net (Loss) Income
	December 31,		Year ended December 31,
	2020	2019	2020	2019	2018

New York prescribed basis	$ 189,331	$ 113,835	$(144,467)	$ 25,832	$(5,624)

State prescribed practices, ceded reserves

Ceded reserves	1,061	1,337	(277)	(260)	332

Current income taxes on ceded reserves	(344)	(377)	33	(41)	107

Deferred taxes	(223)	(281)	58	(281)	—

Reduction to non-admit deferred taxes	156	226	(70)	226	—

NAIC SAP basis	$189,981	$114,740	$(144,723)	$25,476	$(5,185)

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•	Perpetual preferred stock is recorded at fair value not to exceed the currently effective call price. Under GAAP, perpetual preferred stock is recorded at fair value.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•

For statutory accounting purposes, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves. Losses generated in certain reinsurance transaction are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Under GAAP, ceded future policy benefits and contract owner liabilities are reported as reinsurance recoverables. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheet and are stated net of allowance for uncollectible reinsurance, which are charged to earnings. Cost of reinsurance (i.e. the net cash flows which include reinsurance premiums, ceding commissions, etc.) are deferred and amortized over the remaining life of the business.

•

For statutory accounting, business combinations must either create a parent-subsidiary relationship (statutory purchase) or there must be an exchange of equity with one surviving entity (statutory merger). Under GAAP, an integrated set of activities and assets that are capable of being conducted and managed for the purpose of providing economic benefits to its investors can meet the definition of a business. As such, under GAAP, certain reinsurance agreements could be accounted for as a business acquisition.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Impact of COVID-19 on significant judgments, estimates and assumptions

Beginning in January 2020, the outbreak of a virus known as COVID-19 and ensuing global pandemic have resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and significant market uncertainty. In the first quarter of 2020, global financial markets experienced material and rapid declines and significant volatility; however, following March 31, 2020, the markets have experienced recoveries. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 pandemic continues to be unknown at this time, as is the efficacy of the government and central bank interventions. The results of the Company reflect management’s judgments regarding the impact of prevailing market conditions.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•	Perpetual preferred stocks are carried at fair value not to exceed the currently effective call price.
•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectible. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

Additionally, the Company considers the temporary relief granted by the Statutory Accounting Principles Working Group (“SAPWG”) in response to the Coronavirus, Aid, Relief, and Economic Security Act (the “CARES Act”). The relief gives temporary statutory exception for impairment assessment on bank loans, mortgage loans and investment products with underlying mortgage loans due to situations as a result of COVID-19 including the forbearance or modification of mortgage loan payments. SAPWG also granted practical expedients in determining whether a modification is a concession (insignificant) or if it is a TDR. The provisions of these guidance are applicable through the earlier of January 1, 2022, or 60 days after the date on which the national emergency concerning COVID–19 terminates.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market funds that are traded in an active market and are carried at fair value.

•

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds and short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Surplus notes, which are recorded in other invested assets, are carried at statutory carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the surplus note is designated a NAIC three to six, in which case it is reported at the lower of amortized cost or fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for general and separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For general and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

¡	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

¡

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of cross-currency swaps and foreign currency forwards. The Company uses these derivative instruments to manage foreign currency exchange rate risk associated with its invested assets. Derivative instruments are not used for speculative reasons. The Company’s derivatives are cleared and settled through a bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to convert floating rate assets to fixed rate assets.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

Funds held or deposited with reinsured companies

Funds held by reinsurers are receivables from ceding entities. Interest earned on the funds withheld receivable are included as a component of aggregate write-ins for miscellaneous income.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Life contract premiums and benefits ceded to other companies have been reported as a reduction of the premium revenue and benefit expense. Life contract premiums and benefits assumed from other companies have been reported as an increase in premium revenue and benefit expense. Invested assets and reserves ceded or assumed on deposit type contracts are accounted for using deposit accounting. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contract.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and recordkeeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. The Department adopted PBR in 2020 and the Company adopted it in 2020. The adoption of PBR does not have a material effect on the Company’s financial statements.

In 2020, SAPWG adopted a revised SSAP 32R, Preferred Stock, and a corresponding Issue Paper No. 164, Preferred Stock. The revised SSAP improves the definition of preferred stock, revises the measurement guidance based on the type and terms of preferred stock held, and clarifies the impairment and dividend recognition guidance. The standard was adopted with an effective date of January 1, 2021 with early adoption permitted. The Company early adopted this revision and the adoption of this standard did not have a material effect on the Company’s financial statements.

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives recordkeeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2020	2019	2018

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$330	$8,381	$10,002	Other income

Provides recordkeeping services.	GWL&A	1,460	2,328	2,551	Other income

Receives recordkeeping services.	Empower Retirement, LLC (“Empower”)(1)	(7,870)	(12,914)	(11,062)	Other income

Receives investment advisory services.	GWL&A	(813)	(839)	(718)	Net investment income

Received corporate support services.	GWL&A	11,813	—	—	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019
GWFS Equities, Inc.(1)	On account	On demand	$7	$2,014
Other related party receivables	On account	On demand	5	34

Total			$12	$2,048

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2020	2019

Empower(1)	On account	On demand	$1,568	$3,320

GWL&A	On account	On demand	175	1,470

Total			$1,743	$4,790

(1) A wholly-owned subsidiary of GWL&A.

The company had $473 of current federal income taxes receivable and $13 of current federal income taxes payable at December 31, 2020 and 2019, respectively. These amounts were due from or due to Lifeco U.S. relating to its consolidated tax return.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2020
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$13,958	$1,911	$—	$15,869

All other governments	3,205	—	—	3,205

U.S. states, territories and possessions	8,873	864	—	9,737

Political subdivisions of states and territories	9,913	363	—	10,276

Industrial and miscellaneous	1,563,901	51,720	545	1,615,076

Loan-backed and structured securities	269,027	10,827	45	279,809

Total bonds	$1,868,877	$65,685	$590	$1,933,972

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	December 31, 2019
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$14,229	$693	$—	$14,922

U.S. states, territories and possessions	7,012	911	—	7,923

Political subdivisions of states and territories	7,243	371	—	7,614

Industrial and miscellaneous	608,606	19,836	77	628,365

Loan-backed and structured securities	205,477	3,644	668	208,453

Total bonds	$842,567	$25,455	$745	$867,277

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$49,269	$49,797

Due after one year through five years	519,082	539,957

Due after five years through ten years	765,671	796,314

Due after ten years	288,476	290,744

Loan-backed and structured securities	269,027	279,809

Total bonds	$1,891,525	$1,956,621

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2020	2019

Consideration from sales	$80,614	$648,598

Gross realized gains from sales	2,685	23,399

Gross realized losses from sales	88	3,034

At December 31, 2019, consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 8 for additional information).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2020
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$30,514	$534	$—	$ —	$30,514$	$534

Loan-backed and structured securities	12,068	35	206	4	12,274	39

Total bonds	$42,582	569	$206	$4	$42,788	$573

Total number of securities in an unrealized loss position		9		1		10

	December 31, 2019
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$27,371	$71	$8,000	$6	$35,371	$77

Loan-backed and structured securities	46,566	347	19,749	321	66,315	668

Total bonds	$73,937	$418	$27,749	$327	$101,686	$745

Total number of securities in an unrealized loss position		12		8		20

Bonds - Total unrealized losses and OTTI decreased by $172, or 23%, from December 31, 2019 to December 31, 2020. The decrease in unrealized losses was mostly in Loan-backed and structured securities and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2020 compared to December 31, 2019. This was offset by an increase in the less than twelve month category in industrial and miscellaneous bonds purchased in-year and reflects an increase in interest rates during the fourth quarter of 2020 resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months decreased by $323 from December 31, 2019 to December 31, 2020. Loan-backed and structured securities account for 100%, or $4, of the unrealized losses and OTTI greater than twelve months at December 31, 2020. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 10% and 22% of total invested assets at December 31, 2020 and 2019, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $357 as of December 31, 2020. The Company was not required to pledge collateral related to these derivatives as of December 31, 2020. If the credit-risk-related contingent features were triggered on December 31, 2020 the fair value of assets that could be required to settle the derivatives in a net liability position was $357. The Company held no derivatives as of December 31, 2019.

Types of derivative instruments and derivative strategies

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

The following tables summarize derivative financial instruments:

	December 31, 2020
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Cross-currency swaps	$5,678	$2	$2

Total derivatives designated as hedges	5,678	2	2

Derivatives not designated as hedges:

Foreign currency forwards	174,353	(111)	(111)

Total derivatives not designated as hedges	174,353	(111)	(111)

Total cash flow hedges, and derivatives not designated as hedges	$180,031	$(109)	$(109)

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

Net unrealized gains/(losses) on foreign currency forwards not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus was $(88) at December 31, 2020.

Securities lending

Securities with a cost or amortized cost of $3,621 and $1,989, and estimated fair values of $3,680 and $2,006 were on loan under the program at December 31, 2020 and 2019, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes the securities on loan by category:

	December 31,		December 31,
	2020		2019
	Book/adjusted carrying value	Fair value	Book/adjusted carrying value	Fair value

Industrial and miscellaneous	$3,621	$3,680	$1,989	$2,006

Total	$3,621	$3,680	$1,989	$2,006

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $3,794 and $2,070 as collateral at December 31, 2020 and 2019, respectively. This cash was reinvested into money market funds and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2020 and 2019, the Company had investments with a book/adjusted carrying value of $1,737 and $1,790, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $3,794 and $2,070 as of December 31, 2020 and 2019, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2020 and 2019.

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,
	2020	2019

Bonds	$29,070	$35,804

Preferred stock	2	—

Mortgage loans	1,743	2,159

Contract loans	680	870

Cash, cash equivalents and short-term investments	210	1,545

Other invested assets	109	175

Miscellaneous income	19	73

Gross investment income	31,833	40,626

Expenses	(813)	(839)

Net investment income	$31,020	$39,787

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2020	2019	2018

Net realized capital (losses) gains, before federal income tax	$5,280	$22,426	$(495)
Less: Federal income tax (benefit) expense	1,109	4,709	(103)

Net realized capital (losses) gains, before IMR transfer	4,171	17,717	(392)
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of $1,109, $4,868 and ($57), respectively	4,171	18,313	(216)

Net realized capital (losses) gains, net of federal income (benefit) tax of $0, ($159) and ($46), respectively, and IMR transfer	$—	$(596)	$(176)

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2020

Reserve as of December 31, 2019	$3,346

Transferred into IMR, net of taxes	4,171

IMR reinsurance activity	92,485

Balance before amortization	100,002

Amortization released to Statement of Operations	(5,231)

Reserve as of December 31, 2020	$94,771

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	67%	85%

	Concentration by industry
	December 31,
	2020	2019

Financial services	21%	22%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company had the following concentrations in cash, cash equivalents and short-term investments based on total invested assets:

	Concentration by type
	December 31,
	2020	2019

Industrial and miscellaneous	16%	3%

	Concentration by industry
	December 31,
	2020	2019

Financial services	17%	3%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $238,584 and $39,476, of which $196,732 and $0 were loan participation agreements as of December 31, 2020 and 2019, respectively. All mortgages were current as of December 31, 2020 and 2019.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2020 were 3.25% and 3.25%, respectively. During 2020, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 17.34%. There were no loans originated during the year ended December 31, 2019.

The balance in the commercial mortgage provision allowance was $20 as of December 31, 2020 and 2019. There was no provision activity for the years ended December 31, 2020 and 2019.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2020	2019

Multi-family	40%	50%

Industrial	28%	2%

Other	15%	4%

Retail	13%	44%

Office	4%	—%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Concentration by geographic area
	December 31,
	2020	2019

Pacific	47%	65%

South Atlantic	16%	20%

West South Central	10%	—%

Other	9%	—%

Mountain	8%	—%

East North Central	5%	15%

West North Central	5%	—%

	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2020
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$1,933,972	$1,868,877	$—	$1,933,972	$—	$—	$1,933,972

Preferred stock	842	842	—	842	—	—	842

Mortgage loans	241,037	238,564	—	241,037	—	—	241,037

Cash, cash equivalents and short-term investments	516,224	516,224	493,576	22,648	—	—	516,224

Contract loans	16,036	16,034	—	16,036	—	—	16,036

Other long term invested assets	14,556	14,383	—	14,556	—	—	14,556

Securities lending reinvested collateral assets	3,794	3,794	304	3,490	—	—	3,794

Receivable for securities	5,039	5,039	—	5,039	—	—	5,039

Derivative instruments	248	248	—	248	—	—	248

Separate accounts assets	674,708	674,708	674,517	191	—	—	674,708

Total assets	$3,406,456	$3,338,713	$1,168,397	$2,238,059	$—	$—	$3,406,456

Liabilities:

Deposit-type contracts	$357,467	$447,107	$—	$357,467	$—	$—	$357,467

Payable under securities lending agreement	3,794	3,794	304	3,490	—	—	3,794

Derivative instruments	357	357	—	357	—	—	357

Total liabilities	$361,618	$451,258	$304	$361,314	$—	$—	$361,618

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2019
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$867,277	$842,567	$—	$867,277	$—	$—	$867,277

Mortgage loans	40,468	39,456	—	40,468	—	—	40,468

Cash, cash equivalents and short-term investments	29,568	29,568	29,568	—	—	—	29,568

Contract loans	19,347	19,347	—	19,347	—	—	19,347

Other long term invested assets	2,052	1,894	—	2,052	—	—	2,052

Securities lending reinvested collateral assets	2,070	2,070	—	2,070	—	—	2,070

Receivable for securities	342	342	—	342	—	—	342

Separate accounts assets	680,648	680,648	680,416	232	—	—	680,648

Total assets	$1,641,772	$1,615,892	$709,984	$931,788	$—	$—	$1,641,772

Liabilities:

Deposit-type contracts	$1,246	$1,246	$—	$1,246	$—	$—	$1,246

Payable under securities lending agreement	2,070	2,070	—	2,070	—	—	2,070

Total liabilities	$3,316	$3,316	$—	$3,316	$—	$—	$3,316

Bonds and preferred stock

The fair values for bonds and preferred stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of foreign currency forwards, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2020
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Preferred stock

Industrial and miscellaneous	$—	$842	$—	$—	$842

Derivatives

Foreign currency forwards	—	246	—	—	246

Separate account assets (1)	674,517	191	—	—	674,708

Total assets at fair value	$674,517	$1,279	$—	$—	$675,796

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

Liabilities:

Derivatives

Foreign currency forwards	$—	$357	$—	$—	$357

Total liabilities at fair value	$—	$357	$—	$—	$357

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

	Fair Value Measurements at Reporting Date
	December 31, 2019
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$680,416	$232	$—	$—	$680,648

Total assets at fair value	$680,416	$232	$—	$—	$680,648

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2020			December 31, 2019
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset

Contract loans	$16,037	$3	$16,034	$19,348	$1	$19,347

Premiums deferred and uncollected	388	4	384	394	4	390

Deferred income taxes	14,050	10,359	3,691	1,215	128	1,087

Other assets	4,805	464	4,341	8,623	325	8,298

7. Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2020		December 31, 2019
Type	Gross	Net of loading	Gross	Net of loading

Ordinary renewal business	449	384	454	390

Total	$449	$384	$454	$390

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. Effective June 1, 2019 all risks on non-participating policies within the below retention limits were ceded to Protective. For business that existed before June 1, 2019, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retained 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retained 100% of the first $250 per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company’s most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2020, 2019 and 2018 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

On December 31, 2020 the Company completed the acquisition, via indemnity reinsurance, of the retirement services business of Massachusetts Mutual Life Insurance Company. The MassMutual transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31,
2020

Admitted assets:

Cash and invested assets:

Bonds	$966

Preferred stock	1

Mortgage loans	197

Cash, cash equivalents, and short-term investments	176

Other invested assets	18

Total cash and invested assets	1,358

Investment income due and accrued	8

Funds held or deposited with reinsured companies	257

Other assets	4

Total admitted assets	$1,627

December 31,
2020

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$1,217

Liability for deposit-type contracts	446

Interest maintenance reserve	92

Other liabilities	28

Total liabilities	1,783

Capital and surplus:

Unassigned funds	(156)

Total capital and surplus	(156)

Total liabilities, capital and surplus	$1,627

Statutory Statements of Operations	December 31,
2020

Income:

Premium income and annuity consideration	$1,336

Total income	1,336

Expenses:

Increase in aggregate reserves for life and accident and health policies and contracts	1,217

Total benefits	1,217

Commissions	183

Interest maintenance reserve reinsurance activity	92

Total benefit and expenses	1,492

Net loss from operations before federal income taxes	$(156)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company received a capital contribution from parent of $218 million to finance the transaction, as mentioned in Note 11.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines in 2019, excluding the non-admitted deferred tax asset (in millions):

This space has been left blank intentionally

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	December 31, 2019

Admitted assets:

Cash and invested assets:

Bonds	$(558)

Mortgage loans	(11)

Contract loans	(2)

Cash, cash equivalents and short-term investments	(50)

Other invested assets	(3)

Total cash and invested assets	(624)

Investment income due and accrued	(6)

Premiums deferred and uncollected	(2)

Reinsurance recoverable	(1)

Current federal income taxes recoverable	8

Deferred income taxes	(5)

Total admitted assets	$(630)

December 31,
2019

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$(641)

Liability for deposit-type contracts	(1)

Life and accident and health policy and contract claims	(2)

Interest maintenance reserve	(5)

Other liabilities	3

Total liabilities	(646)

Capital and surplus:

Gross paid in and contributed surplus	16

Total capital and surplus	16

Total liabilities, capital and surplus	$(630)

Statutory Statements of Operations	December 31,
2019

Income:

Premium income and annuity consideration	$(663)

Commission and expense allowances on reinsurance ceded	3

Total income	(660)

Expenses:

Decrease in aggregate reserves for life and accident and health policies and contracts	(641)

Total benefits	(641)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net transfers from separate accounts	4

Interest maintenance reserve release	(22)

Total benefit and expenses	(659)

Net loss from operations before federal income taxes	(1)

Federal income tax benefit	(12)

Net income	$11

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0.5% to 6.00%

	- Annuity Funds	1.75% to 11.25%

	- Disability	3.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980, 2001, and 2017 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality (“IAM”), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality (“GAM”) Table

Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2020 and 2019, the Company had $671,544 and $735,090, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2020
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$1,217,254	$—	$1,217,254	38.5%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	625,253	625,253	19.8%

Total with adjustment or at market value	1,217,254	625,253	1,842,507	58.2%

At book value without adjustment (minimal or no charge or adjustment)	419,853	—	419,853	13.3%

Not subject to discretionary withdrawal	901,951	—	901,951	28.5%

Total gross	2,539,058	625,253	3,164,311	100.0%

Reinsurance ceded	43,004	—	43,004

Total, net	$2,496,054	$625,253	$3,121,307

	December 31, 2019
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$346	$—	$346	0.1%

At book value less current surrender

charges of 5% or more	—	—	—	—%
At fair value	—	623,677	623,677	45.6%

Total with adjustment or at market value	346	623,677	624,023	45.7%
At book value without adjustment (minimal or no charge or adjustment)	7,484	—	7,484	0.5%

Not subject to discretionary withdrawal	735,038	—	735,038	53.8%

Total gross	742,868	623,677	1,366,545	100.0%

Reinsurance ceded	44,530	—	44,530

Total, net	$698,338	$623,677	$1,322,015

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The withdrawal characteristics of life reserves are as follows:

	December 31, 2020
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$67	$83	$—	$—	$—

Universal life	579,542	617,469	626,589	—	—	—

Other permanent cash value life insurance	—	113,452	120,009	—	—	—

Variable universal life	1,009	1,009	1,012	44,800	44,800	44,800

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	19,486	N/A	N/A	—

Accidental death benefits	N/A	N/A	4	N/A	N/A	—

Disability - active lives	N/A	N/A	176	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,080	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	4,002	N/A	N/A	—

Total gross	580,551	731,997	772,441	44,800	44,800	44,800

Reinsurance ceded	580,551	625,971	657,710	44,800	44,800	44,800

Total, net	$—	$106,026	$114,731	$—	$—	$—

	December 31, 2019
	General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal, surrender values, or policy loans:	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Term policies with cash value	$—	$88	$109	$—	$—	$—

Universal life	$574,613	$574,410	$583,983	—	—	—

Other permanent cash value life insurance	—	117,024	123,920	—	—	—

Variable universal life	967	967	967	38,799	38,799	38,799

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	N/A	N/A	23,056	N/A	N/A	—

Accidental death benefits	N/A	N/A	5	N/A	N/A	—

Disability - active lives	N/A	N/A	77	N/A	N/A	—

Disability - disabled lives	N/A	N/A	1,151	N/A	N/A	—

Miscellaneous reserves	N/A	N/A	5,133	N/A	N/A	—

Total gross	575,580	692,489	738,401	38,799	38,799	38,799

Reinsurance ceded	575,580	581,951	619,614	38,799	38,799	38,799

Total, net	$—	$110,538	$118,787	$—	$—	$—

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2020. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account assets that are legally insulated from the general account claims are $674,708 and $680,648, respectively.

As of December 31, 2020 and 2019, $287,682 and $265,124, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

As of December 31, 2020, $4,985,496 was acquired under modified coinsurance from MassMutual. While MassMutual holds the respective asset and liability under the modified coinsurance agreement, the economics are assumed by the Company.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2020	2019

Premiums, considerations or deposits	$52,090	$70,263

Reserves:

For accounts with assets at:

Fair value	$670,053	$662,476

Total reserves	$670,053	$662,476

By withdrawal characteristics:

At fair value	$670,053	$662,476

Total subject to discretionary withdrawals	$670,053	$662,476

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2020	2019	2018
Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$52,090	$70,263	$110,705

Transfers from separate accounts	(125,242)	(205,056)	(150,178)

Net transfers from separate accounts	(73,152)	(134,793)	(39,473)

Reconciling adjustments:

Net transfer of reserves to separate accounts	24,129	65,414	29,330

Net transfers as reported in the Statements of Operations	$(49,023)	$(69,379)	$(10,143)

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2020, 2019 and 2018.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may not pay a dividend during the year ended December 31, 2021 without the approval of the Superintendent due to the net loss related to the MassMutual ceding commission in 2020. Dividends are non-cumulative.

In the fourth quarter of 2020, the Company received a capital contribution of $218 million from GWL&A. The proceeds were used to finance the MassMutual transaction.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2020	2019

Current year net (loss) income	$(144,467)	$25,832

Unrealized gains	715	801

Deferred income taxes	12,812	(12,707)

Non-admitted assets	(10,829)	(457)

Asset valuation reserve	(8,238)	(5,239)

Surplus as regards reinsurance	8,692	8,907

Other	75,132	61,748

Total unassigned funds	$(66,183)	$78,885

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset:

	December 31, 2020			December 31, 2019			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$15,355	$—	$15,355	$2,180	$—	$2,180	$13,175	$—	$13,175

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	15,355	—	15,355	2,180	—	2,180	13,175	—	13,175

Deferred tax assets non-admitted	(10,817)	458	(10,359)	(130)	2	(128)	(10,687)	456	(10,231)

Net admitted deferred tax asset	4,538	458	4,996	2,050	2	2,052	2,488	456	2,944

Gross deferred tax liabilities	(847)	(458)	(1,305)	(963)	(2)	(965)	116	(456)	(340)

Net admitted deferred tax asset	$3,691	$—	$3,691	$1,087	$—	$1,087	$2,604	$—	$2,604

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2020			December 31, 2019			Change

		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,691	—	3,691	1,087	—	1,087	2,604	—	2,604

	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold	—	—	27,846	—	—	16,366	—	—	11,480

(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	847	458	1,305	963	2	965	(116)	456	340

	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$4,538	$458	$4,996	$2,050	$2	$2,052	$2,488	$456	$2,944

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2020	2019

Ratio percentage used to determine recovery period and threshold limitation amount	977.99%	1508.68%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$185,640	$112,748

The following table presents the impact of tax planning strategies:

	December 31, 2020		December 31, 2019		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$15,355	$—	$2,180	$—	$13,175	$—

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$4,538	$458	$2,050	$2	$2,488	$456

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2020	2019	Change

Current income tax (benefit)	$316	$(13,275)	$13,591

Federal income tax (benefit) on net capital gains	1,109	4,709	(3,600)

Total	$1,425	$(8,566)	$9,991

	Year Ended December 31,

	2019	2018	Change

Current income tax (benefit)	$(13,275)	$952	$(14,227)

Federal income tax (benefit) on net capital gains	4,709	(103)	4,812

Total	$(8,566)	$849	$(9,415)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2020	2019	Change

Ordinary:

Reserves	$1,599	$1,209	$390

Provision for dividends	378	483	(105)

Compensation and benefit accrual	255	246	9

Receivables - non-admitted	75	68	7

Ceding commission-reinsurance	12,862	—	12,862

Other	186	174	12

Total ordinary gross deferred tax assets	15,355	2,180	13,175

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	15,355	2,180	13,175

Non-admitted ordinary deferred tax assets	(10,817)	(130)	(10,687)

Admitted ordinary deferred tax assets	4,538	2,050	2,488

Capital:

Investments	—	—	—

Total capital gross deferred tax assets	—	—	—

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	—	—

Non-admitted capital deferred tax assets	458	2	456

Admitted capital deferred tax assets	458	2	456

Total admitted deferred tax assets	$4,996	$2,052	$2,944

Deferred income tax liabilities:

Ordinary:

Investments	$(132)	$(115)	$(17)

Premium receivable	(80)	(82)	2

Policyholder Reserves	(635)	(766)	131

Other	—	—	—

Total ordinary deferred tax liabilities	(847)	(963)	116

Capital:

Investments	(458)	(2)	(456)

Total capital deferred tax liabilities	(458)	(2)	(456)

Total deferred tax liabilities	$(1,305)	$(965)	$(340)

Net admitted deferred income tax asset	$3,691	$1,087	$2,604

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2020	2019	Change

Total deferred income tax assets	$15,355	$2,180	$13,175

Total deferred income tax liabilities	(1,305)	(964)	(341)

Net deferred income tax asset	$14,050	$1,216

Tax effect of unrealized capital gains (losses)			(22)

Change in net deferred income tax			$12,812

	December 31,

	2019	2018	Change

Total deferred income tax assets	$2,180	$15,545	$(13,365)

Total deferred income tax liabilities	(964)	(1,622)	658

Net deferred income tax asset	$1,216	$13,923

Tax effect of unrealized capital gains (losses)			—

Change in net deferred income tax			$(12,707)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,

	2020	2019	2018

Income tax expense at statutory rate	$(30,272)	$3,368	$(991)

Federal tax rate change	—	—	—

Ceding commission, net of transaction expenses	922	1,106	—

Tax adjustment for interest maintenance reserve	18,323	(4,710)	(260)

Income tax (benefit) on realized capital gain (loss)	1,109	4,868	(57)

Dividend received deduction	(249)	(227)	(236)

Prior year adjustment	(997)	(57)	(152)

Tax credits	(175)	(212)	(136)

Tax effect of non-admitted assets	(30)	31	(12)

Other	(18)	(26)	79

Total	$(11,387)	$4,141	$(1,765)

	2020	2019	2018

Federal income taxes incurred	$1,425	$(8,566)	$848

Change in net deferred income taxes	(12,812)	12,707	(2,613)

Total income tax expense (benefit)	$(11,387)	$4,141	$(1,765)

As of December 31, 2020 the Company had no operating loss carry forwards available for tax purposes.

As of December 31, 2020, the Company utilized foreign tax credit carry forwards of $0.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

There were no income taxes incurred for years ended December 31, 2020, 2019 and 2018, that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

Personal Capital Corporation

Personal Capital Advisors Corporation

Personal Capital Services Corporation

Personal Capital Technology Corporation

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2020 or 2019. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2020 and 2019.

The Company files income tax returns in the U.S. federal jurisdiction and various states. The Company’s parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2014 with respect to foreign tax credit refund claims. Tax years 2015 through 2019 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2020 and December 31, 2019 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were 100%, (1)% and 8% of total individual premiums earned during the years ended December 31, 2020, 2019 and 2018, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,498, $1,938 and $2,132 to its policyholders during the years ended December  31, 2020, 2019 and 2018 respectively.

14. Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2020, 2019 or 2018. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 97%, 97% and 96% for the years ended December 31, 2020, 2019 and 2018, respectively.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company’s financial position, results of operations, or cash flows.

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through April 1, 2021, the date on which they were issued. No subsequent events have occurred requiring recognition or disclosure in the Company’s statutory financial statements.

SUPPLEMENTAL SCHEDULES

(See Independent Auditors’ Report)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Investment income earned:

U.S. Government bonds	$364

Other bonds (unaffiliated)	28,706

Preferred stocks (unaffiliated)	2

Mortgage loans	1,743

Contract loans	680

Cash, cash equivalents and short-term investments	210

Other invested assets	109

Aggregate write-ins for investment income	19

Gross investment income	$31,833

Mortgage loans - Book value:

Commercial mortgages	$238,564

Mortgage loans by standing - Book value:

Good standing	$238,564

Other long-term invested assets - Statement value:	$14,382

Bonds and short-term investments by maturity and designation:

Bonds by maturity - Statement value:

Due within one year or less	$93,461

Over 1 year through 5 years	611,322

Over 5 years through 10 years	871,240

Over 10 years through 20 years	218,151

Over 20 years	97,351

Total by maturity	$1,891,525

Bonds and short-term investments by designation - Statement value:

NAIC 1	$1,131,468

NAIC 2	734,264

NAIC 3	25,793

Total by designation	$1,891,525

Total bonds publicly traded	$973,670

Total bonds privately placed	917,855

Preferred stocks - Statement value	842

Short-term investments - Book value	22,226

Collar, swap and forward agreements open - Statement value	(109)

Life insurance in force:

.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Ordinary	$197,800

Life insurance policies with disability provisions in-force:

Ordinary	$1,511

Supplementary contracts in-force:

Ordinary - involving life contingencies

Income payable	$—

Annuities:

Ordinary:

Immediate - amount of income payable	$—

Deferred - fully paid account balance	—

Deferred - not fully paid - account balance	—

Group:

Certificates - amount of income payable	$2,733

Certificates - fully paid account balance	—

Certificates - not fully paid - account balance	—

Accident and health insurance - equivalent premiums in-force:

Other	$19

Deposit funds and dividend accumulations:

Deposit funds - account balance	$—

Dividend accumulations - account balance	1,207

.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2020

(In Thousands)

Supplemental Schedule of the Annual Audit Report

Supplemental Schedule Regarding Reinsurance Contracts with Risk-Limiting Features

Reinsurance contracts subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R). Deposit accounting, as described in SSAP No. 61R was not applied for reinsurance contracts, which include risk-limiting features since the Company does not have applicable contracts.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual:

The Company has not applied reinsurance accounting, as described in in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which include risk-limiting features, as described in SSAP No. 61R since the Company does not have applicable contracts. As such, the reinsurance reserve credit, as described in SSAP No. 61R, was not reduced.

Payments to reinsurers (excluding reinsurance contracts with a federal or state facility):

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.

The Company has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.

Reinsurance contracts NOT subject to Appendix A-791—Life and Health Reinsurance Agreements of the NAIC Accounting Practices and Procedures Manual and NOT yearly-renewable term that meet the risk transfer requirements under SSAP No. 61R:

The Company has not reflected reinsurance reserve credit for any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 for the following:

a.	Assumption reinsurance
b.	Non-proportional reinsurance that does not result in significant surplus relief

The Company does not prepare financial information under generally accepted accounting principles (“GAAP”). As such, the Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, that applies reinsurance accounting, as described under SSAP No. 61R for statutory accounting principles (SAP) and applies deposit accounting under GAAP.

The Company has not ceded any risk during the period ended December 31, 2020 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996, accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.